UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00121

Name of Registrant:	Vanguard Wellington Fund
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2022—May 31, 2023

Item 1: Reports to Shareholders

Semiannual Report  |  May 31, 2023
Vanguard Wellington™ Fund

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended May 31, 2023
	Beginning Account Value 11/30/2022	Ending Account Value 5/31/2023	Expenses Paid During Period
Based on Actual Fund Return
Wellington Fund
Investor Shares	$1,000.00	$1,013.10	$1.30
Admiral™ Shares	1,000.00	1,013.40	0.90
Based on Hypothetical 5% Yearly Return
Wellington Fund
Investor Shares	$1,000.00	$1,023.64	$1.31
Admiral Shares	1,000.00	1,024.03	0.91
The calculations are based on expenses incurred in the most recent six-month period. The fund's annualized six-month expense ratios for that period are 0.26% for Investor Shares and 0.18% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/365).
2

Wellington Fund
Fund Allocation
As of May 31, 2023
Asset-Backed/Commercial Mortgage-Backed Securities	0.8%
Common Stocks	66.1
Corporate Bonds	22.6
Sovereign Bonds	0.8
Taxable Municipal Bonds	1.6
U.S. Government and Agency Obligations	8.1
The table reflects the fund’s investments, except for short-term investments and derivatives. The agency and mortgage-backed securities may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.
3

Wellington Fund
Financial Statements (unaudited)
Schedule of Investments
As of May 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (65.4%)
Communication Services (6.8%)
*	Alphabet Inc. Class A	31,233,299	3,837,636
*	Meta Platforms Inc. Class A	7,986,822	2,114,272
	Electronic Arts Inc.	5,470,831	700,266
*	Walt Disney Co.	4,323,263	380,274
			7,032,448
Consumer Discretionary (8.0%)
*	Amazon.com Inc.	22,105,116	2,665,435
	McDonald's Corp.	4,667,694	1,330,806
	Starbucks Corp.	9,342,320	912,184
	TJX Cos. Inc.	10,817,465	830,673
	Home Depot Inc.	2,922,557	828,399
	Lennar Corp. Class A	3,543,402	379,569
*	Airbnb Inc. Class A	3,097,852	340,051
	DR Horton Inc.	2,757,635	294,626
*	Coupang Inc. Class A	16,952,718	264,463
	NIKE Inc. Class B	2,290,663	241,115
*	Lululemon Athletica Inc.	327,787	108,802
			8,196,123
Consumer Staples (4.8%)
	Procter & Gamble Co.	9,158,845	1,305,135
	Coca-Cola Co.	21,379,815	1,275,520
	Sysco Corp.	15,268,193	1,068,010
	Nestle SA (Registered)	4,476,201	530,592
	Pernod Ricard SA	1,837,968	398,139
	Dollar General Corp.	1,616,468	325,056
			4,902,452
Energy (3.6%)
	Shell plc	45,752,439	1,279,083
	ConocoPhillips	8,817,874	875,615
	Cenovus Energy Inc.	20,698,099	330,755
	Pioneer Natural Resources Co.	1,222,104	243,736
	Diamondback Energy Inc.	1,902,075	241,849
	EOG Resources Inc.	1,590,898	170,687
	EQT Corp.	4,849,314	168,611
	Coterra Energy Inc.	7,105,791	165,210
	Chesapeake Energy Corp.	1,923,616	144,752
	Phillips 66	941,335	86,236
			3,706,534
Financials (7.1%)
	Progressive Corp.	12,321,278	1,576,015
4

Wellington Fund
		Shares	Market Value• ($000)
	Morgan Stanley	10,622,147	868,467
	JPMorgan Chase & Co.	5,189,855	704,315
	S&P Global Inc.	1,731,901	636,352
	Mastercard Inc. Class A	1,622,807	592,357
	Visa Inc. Class A	2,631,914	581,732
	Global Payments Inc.	5,712,599	558,064
	BlackRock Inc.	799,754	525,878
	Goldman Sachs Group Inc.	1,149,051	372,177
	Charles Schwab Corp.	6,683,878	352,173
	American Express Co.	1,971,157	312,547
	Everest Re Group Ltd.	594,117	202,012
			7,282,089
Health Care (10.5%)
	UnitedHealth Group Inc.	3,256,332	1,586,615
	Humana Inc.	2,552,749	1,281,148
	AstraZeneca plc ADR	17,241,903	1,260,038
	HCA Healthcare Inc.	4,409,469	1,164,938
	Novartis AG (Registered)	11,500,214	1,102,258
	Elevance Health Inc.	2,362,930	1,058,167
	Becton Dickinson & Co.	4,068,503	983,601
	Pfizer Inc.	25,703,982	977,265
	Danaher Corp.	2,569,282	589,959
	Zoetis Inc. Class A	2,300,769	375,048
*	Vertex Pharmaceuticals Inc.	1,055,925	341,666
	Daiichi Sankyo Co. Ltd.	2,847,300	92,592
			10,813,295
Industrials (5.6%)
	Honeywell International Inc.	5,031,741	964,082
	Raytheon Technologies Corp.	9,829,556	905,695
	Johnson Controls International plc	12,335,543	736,432
	Fortive Corp.	10,742,976	699,475
	Illinois Tool Works Inc.	3,172,250	693,866
	Deere & Co.	1,831,798	633,766
	Parker-Hannifin Corp.	1,754,142	562,097
	Northrop Grumman Corp.	1,234,875	537,776
			5,733,189
Information Technology (13.8%)
	Microsoft Corp.	18,229,177	5,986,279
	Apple Inc.	16,849,076	2,986,499
	Texas Instruments Inc.	8,297,160	1,442,710
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	8,709,323	858,652
*	Salesforce Inc.	3,310,546	739,510
*	Advanced Micro Devices Inc.	5,396,164	637,880
	Accenture plc Class A	1,980,338	605,825
	Intel Corp.	11,377,820	357,719
	KLA Corp.	661,963	293,243
	Analog Devices Inc.	1,592,908	283,044
	Cognizant Technology Solutions Corp. Class A	1,123,821	70,228
			14,261,589
Materials (1.2%)
	Glencore plc	167,553,734	856,895
	Anglo American plc	15,247,986	420,056
			1,276,951
Real Estate (1.3%)
	Welltower Inc.	7,394,105	551,674
	American Tower Corp.	1,528,109	281,845
5

Wellington Fund
				Shares	Market Value• ($000)
	VICI Properties Inc. Class A			8,830,111	273,115
	Prologis Inc.			1,781,301	221,861
					1,328,495
Utilities (2.7%)
	Exelon Corp.			25,457,255	1,009,380
	Duke Energy Corp.			10,979,349	980,346
	Constellation Energy Corp.			5,848,125	491,360
	American Electric Power Co. Inc.			3,972,858	330,224
					2,811,310
Total Common Stocks (Cost $44,534,546)					67,344,475
		Coupon	Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (8.0%)
U.S. Government Securities (7.1%)
	United States Treasury Note/Bond	0.625%	10/15/24	235,000	221,818
[1]	United States Treasury Note/Bond	4.500%	11/30/24	195,000	194,177
	United States Treasury Note/Bond	4.250%	12/31/24	360,000	357,356
	United States Treasury Note/Bond	1.125%	1/15/25	155,000	146,427
	United States Treasury Note/Bond	4.125%	1/31/25	80,000	79,312
	United States Treasury Note/Bond	2.000%	2/15/25	190,065	181,958
	United States Treasury Note/Bond	1.125%	2/28/25	198,905	187,406
	United States Treasury Note/Bond	4.625%	2/28/25	27,000	27,017
	United States Treasury Note/Bond	1.750%	3/15/25	271,860	258,777
	United States Treasury Note/Bond	3.875%	3/31/25	175,000	172,977
[1]	United States Treasury Note/Bond	2.625%	4/15/25	303,280	293,044
	United States Treasury Note/Bond	0.250%	5/31/25	511,720	471,262
	United States Treasury Note/Bond	4.250%	5/31/25	125,000	124,648
	United States Treasury Note/Bond	0.250%	7/31/25	145,975	133,795
	United States Treasury Note/Bond	2.000%	8/15/25	61,860	58,864
	United States Treasury Note/Bond	3.125%	8/15/25	374,260	364,903
	United States Treasury Note/Bond	0.250%	8/31/25	125,010	114,306
	United States Treasury Note/Bond	3.500%	9/15/25	5,480	5,389
	United States Treasury Note/Bond	0.375%	11/30/25	78,000	71,029
	United States Treasury Note/Bond	4.000%	12/15/25	65,000	64,736
	United States Treasury Note/Bond	0.375%	1/31/26	626,325	567,705
	United States Treasury Note/Bond	4.000%	2/15/26	120,000	119,606
	United States Treasury Note/Bond	1.625%	5/15/26	78,110	72,838
	United States Treasury Note/Bond	0.750%	8/31/26	155,860	140,542
[2]	United States Treasury Note/Bond	0.875%	9/30/26	254,100	229,841
	United States Treasury Note/Bond	2.000%	11/15/26	29,650	27,774
	United States Treasury Note/Bond	2.500%	3/31/27	231,318	219,716
	United States Treasury Note/Bond	2.750%	4/30/27	136,291	130,541
	United States Treasury Note/Bond	2.750%	7/31/27	229,865	219,880
	United States Treasury Note/Bond	3.125%	8/31/27	50,631	49,152
	United States Treasury Note/Bond	4.125%	9/30/27	35,000	35,345
	United States Treasury Note/Bond	4.125%	10/31/27	195,000	197,011
	United States Treasury Note/Bond	2.250%	11/15/27	24,532	22,953
	United States Treasury Note/Bond	3.875%	11/30/27	67,100	67,205
	United States Treasury Note/Bond	3.875%	12/31/27	83,242	83,385
	United States Treasury Note/Bond	4.000%	2/29/28	310,015	312,824
	United States Treasury Note/Bond	3.875%	9/30/29	4,297	4,325
	United States Treasury Note/Bond	4.000%	10/31/29	27,179	27,561
	United States Treasury Note/Bond	3.500%	4/30/30	8,526	8,418
	United States Treasury Note/Bond	3.750%	5/31/30	1,120	1,124
6

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	3.500%	2/15/33	15,641	15,455
	United States Treasury Note/Bond	1.750%	8/15/41	12,610	8,892
	United States Treasury Note/Bond	2.000%	11/15/41	367,375	269,906
	United States Treasury Note/Bond	2.375%	2/15/42	65,920	51,541
	United States Treasury Note/Bond	3.250%	5/15/42	20,950	18,809
	United States Treasury Note/Bond	3.375%	8/15/42	230,915	210,963
	United States Treasury Note/Bond	4.000%	11/15/42	140,357	140,445
	United States Treasury Note/Bond	3.875%	2/15/43	254,798	250,140
	United States Treasury Note/Bond	3.875%	5/15/43	13,550	13,307
	United States Treasury Note/Bond	3.000%	8/15/52	7,312	6,217
	United States Treasury Note/Bond	4.000%	11/15/52	13,049	13,420
	United States Treasury Note/Bond	3.625%	2/15/53	150,734	144,822
	United States Treasury Note/Bond	3.625%	5/15/53	125,000	120,332
					7,331,196
Conventional Mortgage-Backed Securities (0.7%)
[3,4]	Fannie Mae Pool	1.770%	1/1/36	19,923	15,122
[3]	Ginnie Mae I Pool	7.000%	11/15/31–11/15/33	813	838
[3,4]	UMBS Pool	2.000%	5/1/36–3/1/37	115,000	103,079
[3,4]	UMBS Pool	2.500%	9/1/27–4/1/38	25,032	23,088
[3,4]	UMBS Pool	3.000%	8/1/42–11/1/46	242	220
[3,4]	UMBS Pool	3.500%	11/1/45–6/1/46	50	46
[3,4]	UMBS Pool	5.000%	1/1/53–5/1/53	597,132	587,407
					729,800
Nonconventional Mortgage-Backed Securities (0.2%)
[3,4]	Fannie Mae REMICS	1.500%	8/25/41–11/25/42	3,725	3,446
[3,4]	Fannie Mae REMICS	1.700%	6/25/43	1,220	1,168
[3,4]	Fannie Mae REMICS	2.000%	6/25/44	291	283
[3,4]	Fannie Mae REMICS	2.500%	8/25/46	10,921	8,824
[3,4]	Fannie Mae REMICS	3.000%	12/25/39–9/25/57	40,701	37,221
[3,4]	Fannie Mae REMICS	3.500%	4/25/31–11/25/57	60,898	58,340
[3,4]	Fannie Mae REMICS	4.000%	7/25/53	2,219	2,178
[3,4]	Freddie Mac REMICS	1.500%	10/15/42	5,230	4,625
[3,4]	Freddie Mac REMICS	3.000%	6/15/44–7/15/45	8,636	7,710
[3,4]	Freddie Mac REMICS	3.500%	3/15/31–12/15/46	13,436	12,633
[3,4]	Freddie Mac REMICS	4.000%	12/15/30–2/15/31	4,293	4,194
[3]	Ginnie Mae REMICS	1.700%	10/20/45	438	433
					141,055
Total U.S. Government and Agency Obligations (Cost $8,604,374)					8,202,051
Asset-Backed/Commercial Mortgage-Backed Securities (0.8%)
[3,5]	Aaset Trust Series 2019-1	3.844%	5/15/39	6,605	4,811
[3,5]	Affirm Asset Securitization Trust Series 2021-B	1.030%	8/17/26	17,590	17,285
[3,5]	Affirm Asset Securitization Trust Series 2021-Z1	1.070%	8/15/25	3,844	3,753
[3,5]	Affirm Asset Securitization Trust Series 2021-Z2	1.170%	11/16/26	6,100	5,913
[3,5]	Aligned Data Centers Issuer LLC Series 2021-1A	1.937%	8/15/46	43,270	38,070
[3,5]	American Tower Trust #1	5.490%	3/15/28	66,310	67,432
[3,5]	Angel Oak Mortgage Trust Series 2019-5	2.593%	10/25/49	1,601	1,529
[3,5]	Angel Oak Mortgage Trust Series 2019-6	2.620%	11/25/59	3,862	3,665
[3,5]	Angel Oak Mortgage Trust Series 2021-6	1.458%	9/25/66	22,964	18,368
[3,5]	Angel Oak Mortgage Trust I LLC Series 2019-4	2.993%	7/26/49	6	6
[3,5,6]	BX Commercial Mortgage Trust Series 2021-VOLT, 1M USD LIBOR + 0.700%	5.807%	9/15/36	29,050	28,066
7

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,5,6]	BX Trust Series 2021-ARIA, 1M USD LIBOR + 0.899%	6.006%	10/15/36	14,785	14,294
[3,5,6]	BXHPP Trust Series 2021-FILM, 1M USD LIBOR + 0.650%	5.757%	8/15/36	15,225	14,428
[3,5,6]	BXHPP Trust Series 2021-FILM, 1M USD LIBOR + 0.900%	6.007%	8/15/36	3,140	2,886
[3,5]	Castlelake Aircraft Structured Trust Series 2019-1A	3.967%	4/15/39	18,629	16,555
[3,5]	CF Hippolyta Issuer LLC Series 2021-1A	1.530%	3/15/61	23,062	20,131
[3,5]	DB Master Finance LLC Series 2019-1A	4.021%	5/20/49	13,711	12,958
[3,5]	Domino's Pizza Master Issuer LLC Series 2021-1A	2.662%	4/25/51	13,480	11,535
[3,5]	Domino's Pizza Master Issuer LLC Series 2021-1A	3.151%	4/25/51	23,677	19,448
[3,4,6]	Fannie Mae Connecticut Avenue Securities Series 2016-C03, 1M USD LIBOR + 5.900%	11.038%	10/25/28	2,286	2,438
[3,5]	FirstKey Homes Trust Series 2021-SFR1	1.538%	8/17/38	64,331	56,726
[3,4]	Freddie Mac Multifamily Structured Pass-Through Certificates Series K156	4.430%	2/25/33	28,605	28,735
[3,4]	Freddie Mac Multifamily Structured Pass-Through Certificates Series K-1512	3.059%	4/25/34	6,000	5,203
[3,4]	Freddie Mac Multifamily Structured Pass-Through Certificates Series K-1513	2.797%	8/25/34	7,500	6,388
[3,4]	Freddie Mac Multifamily Structured Pass-Through Certificates Series K-1521	2.184%	8/25/36	17,705	13,451
[3]	GM Financial Consumer Automobile Receivables Trust Series 2023-2	4.470%	2/16/28	9,420	9,309
[3,5]	Home Partners of America Trust Series 2021-2	1.901%	12/17/26	33,449	29,645
[3,5]	Horizon Aircraft Finance II Ltd. Series 2019-1	3.721%	7/15/39	8,883	7,589
[3,5]	Horizon Aircraft Finance III Ltd. Series 2019-2	3.425%	11/15/39	9,979	7,859
[3,5,6]	Life Mortgage Trust Series 2021-BMR, TSFR1M + 0.814%	5.873%	3/15/38	9,146	8,911
[3,5]	MACH 1 Cayman Ltd. Series 2019-1	3.474%	10/15/39	9,041	7,591
[3,5]	MAPS Ltd. Series 2019-1A	4.458%	3/15/44	3,448	3,086
[3,5]	New Economy Assets Phase 1 Sponsor LLC Series 2021-1	1.910%	10/20/61	100,980	86,539
[3,5]	New Economy Assets Phase 1 Sponsor LLC Series 2021-1	2.410%	10/20/61	10,325	8,661
[3,5]	OneMain Direct Auto Receivables Trust Series 2021-1A	0.870%	7/14/28	30,280	28,473
[3]	Seasoned Credit Risk Transfer Trust Series 2019-3	3.500%	10/25/58	24,102	23,231
[3,5]	SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE	4.144%	1/5/43	27,300	20,074
[3,5]	SoFi Professional Loan Program Trust Series 2021-B	1.140%	2/15/47	14,826	12,498
[3,5]	Start II Ltd. Series 2019-1	4.089%	3/15/44	9,558	8,145
[3,5]	Taco Bell Funding LLC Series 2021-1A	1.946%	8/25/51	19,178	16,646
[3,5]	Taco Bell Funding LLC Series 2021-1A	2.294%	8/25/51	35,475	29,506
[3,5]	Vantage Data Centers Issuer LLC Series 2019-1A	3.188%	7/15/44	10,515	10,141
[3,5]	Vantage Data Centers Issuer LLC Series 2020-1A	1.645%	9/15/45	29,505	26,580
[3,5]	Vantage Data Centers Issuer LLC Series 2021-1A	2.165%	10/15/46	48,430	42,944
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $899,987)					801,502
8

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Corporate Bonds (22.3%)
Communications (1.3%)
	America Movil SAB de CV	3.625%	4/22/29	26,990	24,957
	America Movil SAB de CV	6.125%	3/30/40	7,380	7,854
	AT&T Inc.	4.300%	12/15/42	35,590	29,887
	AT&T Inc.	3.650%	6/1/51	8,341	6,040
	AT&T Inc.	3.500%	9/15/53	13,515	9,384
	AT&T Inc.	3.850%	6/1/60	26,704	19,011
	Charter Communications Operating LLC	3.500%	3/1/42	20,797	13,536
	Comcast Corp.	3.400%	4/1/30	4,940	4,566
	Comcast Corp.	4.250%	1/15/33	42,890	41,010
	Comcast Corp.	4.200%	8/15/34	30,890	29,003
	Comcast Corp.	5.650%	6/15/35	4,725	4,971
	Comcast Corp.	4.400%	8/15/35	32,325	30,534
	Comcast Corp.	6.500%	11/15/35	945	1,059
	Comcast Corp.	3.969%	11/1/47	8,452	6,917
	Comcast Corp.	4.000%	3/1/48	12,180	10,063
	Comcast Corp.	3.999%	11/1/49	23,162	18,848
	Comcast Corp.	2.887%	11/1/51	56,240	37,010
	Comcast Corp.	2.450%	8/15/52	13,355	8,000
	Comcast Corp.	4.049%	11/1/52	10,339	8,438
	Comcast Corp.	5.350%	5/15/53	48,000	47,695
	Comcast Corp.	2.937%	11/1/56	210,578	134,710
	Comcast Corp.	2.987%	11/1/63	91,251	56,501
[5]	Cox Communications Inc.	3.150%	8/15/24	2,503	2,432
[5]	Cox Communications Inc.	4.800%	2/1/35	30,000	27,208
	Discovery Communications LLC	4.125%	5/15/29	14,172	12,890
	Discovery Communications LLC	3.625%	5/15/30	20,000	17,372
	Discovery Communications LLC	5.300%	5/15/49	5,000	3,972
	Discovery Communications LLC	4.000%	9/15/55	24,992	15,833
	Meta Platforms Inc.	4.950%	5/15/33	49,450	49,312
	Meta Platforms Inc.	5.600%	5/15/53	30,075	30,071
	Meta Platforms Inc.	5.750%	5/15/63	15,440	15,372
	NBCUniversal Media LLC	4.450%	1/15/43	6,331	5,641
[5]	NTT Finance Corp.	1.162%	4/3/26	44,235	39,877
[5]	NTT Finance Corp.	2.065%	4/3/31	12,995	10,768
[5]	Ooredoo International Finance Ltd.	2.625%	4/8/31	23,430	20,451
	Orange SA	9.000%	3/1/31	20,280	25,210
[5]	Sprint Spectrum Co. LLC	4.738%	3/20/25	21,633	21,399
	Telefonica Emisiones SA	5.213%	3/8/47	19,100	16,051
	Telefonica Emisiones SA	5.520%	3/1/49	19,772	17,210
	T-Mobile USA Inc.	2.050%	2/15/28	29,985	26,185
	T-Mobile USA Inc.	3.875%	4/15/30	70,676	65,526
	T-Mobile USA Inc.	4.375%	4/15/40	15,735	13,821
	T-Mobile USA Inc.	3.000%	2/15/41	4,885	3,528
	TWDC Enterprises 18 Corp.	4.375%	8/16/41	26,724	23,921
[3]	TWDC Enterprises 18 Corp.	4.125%	6/1/44	14,185	12,227
	Verizon Communications Inc.	4.329%	9/21/28	14,919	14,502
	Verizon Communications Inc.	2.355%	3/15/32	108,462	87,487
	Verizon Communications Inc.	4.812%	3/15/39	73,483	68,189
	Verizon Communications Inc.	4.750%	11/1/41	2,350	2,161
	Verizon Communications Inc.	2.987%	10/30/56	5,091	3,149
	Walt Disney Co.	2.650%	1/13/31	7,914	6,878
	Walt Disney Co.	3.500%	5/13/40	50,260	41,217
	Walt Disney Co.	4.750%	9/15/44	2,358	2,186
	Walt Disney Co.	4.750%	11/15/46	14,000	13,036
	Walt Disney Co.	2.750%	9/1/49	16,835	11,204
	Walt Disney Co.	3.600%	1/13/51	23,094	17,791
9

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Walt Disney Co.	3.800%	5/13/60	28,415	22,047
	Warnermedia Holdings Inc.	3.755%	3/15/27	9,767	9,149
	Warnermedia Holdings Inc.	4.054%	3/15/29	4,854	4,433
					1,329,700
Consumer Discretionary (0.8%)
	Amazon.com Inc.	2.800%	8/22/24	9,035	8,805
	Amazon.com Inc.	3.600%	4/13/32	84,875	79,579
	Amazon.com Inc.	4.800%	12/5/34	37,370	38,265
	Amazon.com Inc.	4.950%	12/5/44	22,605	22,866
	Amazon.com Inc.	3.950%	4/13/52	17,395	14,879
	Amazon.com Inc.	4.250%	8/22/57	37,717	33,474
[3]	American Honda Finance Corp.	2.000%	3/24/28	19,250	17,089
[5]	BMW US Capital LLC	0.800%	4/1/24	12,590	12,111
[5]	BMW US Capital LLC	1.250%	8/12/26	28,900	25,982
[3]	Duke University	2.832%	10/1/55	25,700	17,399
	General Motors Financial Co. Inc.	3.950%	4/13/24	57,810	56,911
[3]	Georgetown University	4.315%	4/1/49	5,405	4,695
[3]	Georgetown University	2.943%	4/1/50	9,430	6,386
	Georgetown University	5.115%	4/1/53	12,435	12,352
	Home Depot Inc.	3.900%	12/6/28	10,250	10,022
	Home Depot Inc.	2.700%	4/15/30	56	50
	Home Depot Inc.	3.250%	4/15/32	44,440	40,155
	Home Depot Inc.	4.500%	9/15/32	27,360	27,183
	Home Depot Inc.	3.300%	4/15/40	18,410	14,759
	Home Depot Inc.	4.400%	3/15/45	28,655	25,720
	Home Depot Inc.	4.250%	4/1/46	25,000	21,930
	Home Depot Inc.	4.500%	12/6/48	12,215	11,171
	Home Depot Inc.	3.125%	12/15/49	2,490	1,779
	Home Depot Inc.	2.375%	3/15/51	2,495	1,519
	Home Depot Inc.	2.750%	9/15/51	19,955	13,156
	Home Depot Inc.	3.625%	4/15/52	25,570	19,897
	Home Depot Inc.	4.950%	9/15/52	36,582	35,473
[5]	Hyundai Capital America	0.875%	6/14/24	49,225	46,844
[5]	Hyundai Capital America	1.650%	9/17/26	36,480	32,233
[3]	Johns Hopkins University	4.083%	7/1/53	7,805	6,817
[3]	Johns Hopkins University	2.813%	1/1/60	6,420	4,160
	Leland Stanford Junior University	6.875%	2/1/24	13,685	13,817
[3]	Leland Stanford Junior University	7.650%	6/15/26	29,000	31,349
	Lowe's Cos. Inc.	3.100%	5/3/27	8,700	8,195
	Lowe's Cos. Inc.	6.500%	3/15/29	13,301	14,282
	Lowe's Cos. Inc.	3.750%	4/1/32	7,464	6,772
[3]	McDonald's Corp.	3.250%	6/10/24	5,460	5,356
[3]	McDonald's Corp.	4.875%	7/15/40	10,000	9,572
[3]	Northeastern University	2.894%	10/1/50	6,995	4,747
	Thomas Jefferson University	3.847%	11/1/57	23,125	16,738
[3]	University of Chicago	2.761%	4/1/45	5,825	4,497
[3]	University of Miami	4.063%	4/1/52	4,450	3,728
	VF Corp.	2.800%	4/23/27	13,415	12,256
					794,970
Consumer Staples (0.9%)
	Anheuser-Busch Cos. LLC	6.500%	1/1/28	19,550	20,937
[3]	Anheuser-Busch Cos. LLC	4.700%	2/1/36	35,700	34,969
[3]	Anheuser-Busch Cos. LLC	4.900%	2/1/46	32,546	30,896
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	17,598	16,500
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	41,163	39,897
	Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/59	2,472	2,661
	Anheuser-Busch InBev Worldwide Inc.	4.600%	6/1/60	12,237	10,940
10

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Archer-Daniels-Midland Co.	4.500%	3/15/49	35,045	32,288
[5]	Cargill Inc.	6.875%	5/1/28	19,355	20,706
[5]	Cargill Inc.	4.760%	11/23/45	28,190	26,203
[5]	CK Hutchison International 20 Ltd.	3.375%	5/8/50	22,015	16,689
[5]	Coca-Cola Europacific Partners plc	0.800%	5/3/24	32,165	30,798
[3]	Colgate-Palmolive Co.	7.600%	5/19/25	13,920	14,729
	Conagra Brands Inc.	4.600%	11/1/25	7,855	7,794
	Conagra Brands Inc.	1.375%	11/1/27	4,341	3,710
[5]	Danone SA	2.947%	11/2/26	30,550	28,942
	Diageo Capital plc	2.375%	10/24/29	20,000	17,544
	Diageo Capital plc	2.000%	4/29/30	5,830	4,938
	Diageo Capital plc	2.125%	4/29/32	1,845	1,514
	Estee Lauder Cos. Inc.	4.650%	5/15/33	24,160	23,919
	Estee Lauder Cos. Inc.	5.150%	5/15/53	19,389	19,386
	Hormel Foods Corp.	1.700%	6/3/28	8,125	7,157
[5]	Kenvue Inc.	5.000%	3/22/30	33,325	33,987
[5]	Kenvue Inc.	5.100%	3/22/43	15,025	15,095
[5]	Kenvue Inc.	5.050%	3/22/53	16,335	16,451
	Kroger Co.	3.850%	8/1/23	10,770	10,734
	Kroger Co.	4.000%	2/1/24	22,290	22,066
	McCormick & Co. Inc.	2.500%	4/15/30	3,205	2,736
	Molson Coors Beverage Co.	3.000%	7/15/26	54,900	51,726
	Philip Morris International Inc.	3.600%	11/15/23	7,000	6,938
	Philip Morris International Inc.	3.375%	8/11/25	14,440	13,985
	Philip Morris International Inc.	5.125%	11/17/27	39,385	39,787
	Philip Morris International Inc.	5.625%	11/17/29	39,305	40,219
	Philip Morris International Inc.	5.125%	2/15/30	107,792	106,639
	Philip Morris International Inc.	5.750%	11/17/32	50,815	52,079
	Philip Morris International Inc.	5.375%	2/15/33	83,714	83,226
	Philip Morris International Inc.	4.875%	11/15/43	6,185	5,429
[5]	Sigma Alimentos SA de CV	4.125%	5/2/26	14,750	14,228
					928,442
Energy (1.0%)
	BP Capital Markets America Inc.	1.749%	8/10/30	12,780	10,507
	BP Capital Markets America Inc.	2.721%	1/12/32	42,755	36,453
	BP Capital Markets America Inc.	4.812%	2/13/33	38,275	37,861
	BP Capital Markets America Inc.	4.893%	9/11/33	39,975	39,713
	BP Capital Markets America Inc.	3.060%	6/17/41	20,000	14,872
	BP Capital Markets America Inc.	2.772%	11/10/50	11,870	7,705
	BP Capital Markets America Inc.	2.939%	6/4/51	30,385	20,289
	BP Capital Markets America Inc.	3.001%	3/17/52	61,366	41,262
	BP Capital Markets America Inc.	3.379%	2/8/61	12,750	8,861
	Eastern Gas Transmission & Storage Inc.	3.000%	11/15/29	19,580	17,411
[3]	Eastern Gas Transmission & Storage Inc.	4.800%	11/1/43	4,185	3,674
[3]	Eastern Gas Transmission & Storage Inc.	4.600%	12/15/44	24,863	21,127
[5]	EIG Pearl Holdings Sarl	3.545%	8/31/36	43,005	36,615
[5]	EIG Pearl Holdings Sarl	4.387%	11/30/46	16,115	12,540
	Energy Transfer LP	5.250%	4/15/29	40,000	39,479
	Energy Transfer LP	5.350%	5/15/45	3,500	2,984
	Energy Transfer LP	5.300%	4/15/47	5,745	4,870
	Energy Transfer LP	5.000%	5/15/50	5,110	4,186
	Enterprise Products Operating LLC	5.350%	1/31/33	14,485	14,769
	Enterprise Products Operating LLC	5.100%	2/15/45	9,720	9,017
	Enterprise Products Operating LLC	3.700%	1/31/51	5,935	4,428
	Enterprise Products Operating LLC	3.300%	2/15/53	15,000	10,466
	Exxon Mobil Corp.	3.043%	3/1/26	8,115	7,831
	Exxon Mobil Corp.	2.275%	8/16/26	36,735	34,471
	Exxon Mobil Corp.	2.440%	8/16/29	17,771	16,006
11

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Exxon Mobil Corp.	2.610%	10/15/30	35,925	31,644
	Exxon Mobil Corp.	4.114%	3/1/46	12,060	10,494
[5]	Galaxy Pipeline Assets Bidco Ltd.	2.160%	3/31/34	45,636	38,879
[5]	Galaxy Pipeline Assets Bidco Ltd.	2.940%	9/30/40	42,248	34,089
[5]	Greensaif Pipelines Bidco Sarl	6.129%	2/23/38	24,990	25,692
[5]	Greensaif Pipelines Bidco Sarl	6.510%	2/23/42	26,755	27,947
	Plains All American Pipeline LP	3.850%	10/15/23	36,775	36,459
[5]	Schlumberger Holdings Corp.	3.900%	5/17/28	31,025	29,426
	Schlumberger Investment SA	3.650%	12/1/23	44,520	44,076
	Shell International Finance BV	3.250%	5/11/25	11,051	10,767
	Shell International Finance BV	4.125%	5/11/35	43,465	40,352
	Shell International Finance BV	5.500%	3/25/40	12,990	13,417
	Shell International Finance BV	2.875%	11/26/41	15,000	11,040
	Shell International Finance BV	4.375%	5/11/45	96,700	85,674
	Shell International Finance BV	4.000%	5/10/46	10,000	8,379
	Shell International Finance BV	3.000%	11/26/51	52,435	36,303
	Suncor Energy Inc.	5.950%	12/1/34	20,700	20,870
	TotalEnergies Capital International SA	3.750%	4/10/24	41,500	40,925
	TransCanada PipeLines Ltd.	4.875%	1/15/26	47,256	46,992
	TransCanada PipeLines Ltd.	4.100%	4/15/30	7,125	6,617
					1,057,439
Financials (9.4%)
	ACE Capital Trust II	9.700%	4/1/30	20,000	23,900
	AerCap Ireland Capital DAC	3.000%	10/29/28	15,230	13,204
	AerCap Ireland Capital DAC	3.300%	1/30/32	3,550	2,881
	AerCap Ireland Capital DAC	3.400%	10/29/33	9,080	7,230
[5]	AIA Group Ltd.	3.600%	4/9/29	50,475	47,582
[5]	AIA Group Ltd.	3.375%	4/7/30	12,460	11,496
	Allstate Corp.	5.250%	3/30/33	17,545	17,529
	American Express Co.	5.043%	5/1/34	51,610	50,948
	American International Group Inc.	6.250%	5/1/36	7,775	8,120
	American International Group Inc.	4.800%	7/10/45	10,680	9,391
	American International Group Inc.	4.750%	4/1/48	21,995	19,201
	American International Group Inc.	4.375%	6/30/50	12,500	10,339
	Ameriprise Financial Inc.	4.500%	5/13/32	11,845	11,340
	Ameriprise Financial Inc.	5.150%	5/15/33	23,715	23,594
	Aon Corp.	2.850%	5/28/27	18,870	17,484
[5]	Athene Global Funding	1.000%	4/16/24	22,095	21,009
[5]	Athene Global Funding	1.985%	8/19/28	290	233
[5]	Athene Global Funding	2.717%	1/7/29	33,350	27,539
[5]	Australia & New Zealand Banking Group Ltd.	2.570%	11/25/35	22,135	16,881
[5]	Aviation Capital Group LLC	1.950%	9/20/26	14,298	12,403
	Banco Santander SA	1.849%	3/25/26	14,000	12,598
	Banco Santander SA	2.749%	12/3/30	11,800	9,224
	Banco Santander SA	2.958%	3/25/31	10,000	8,329
[3]	Bank of America Corp.	3.500%	4/19/26	10,000	9,641
[3]	Bank of America Corp.	3.559%	4/23/27	86,705	82,259
[3]	Bank of America Corp.	3.593%	7/21/28	47,950	44,720
[3]	Bank of America Corp.	3.419%	12/20/28	8,681	7,987
[3]	Bank of America Corp.	4.271%	7/23/29	74,365	70,675
[3]	Bank of America Corp.	3.974%	2/7/30	120,185	111,646
[3]	Bank of America Corp.	3.194%	7/23/30	35,285	31,148
[3]	Bank of America Corp.	2.496%	2/13/31	50,870	42,667
	Bank of America Corp.	2.572%	10/20/32	17,275	14,024
[3]	Bank of America Corp.	5.015%	7/22/33	10,085	9,852
	Bank of America Corp.	3.846%	3/8/37	40,872	34,860
[3]	Bank of America Corp.	5.875%	2/7/42	9,965	10,473
	Bank of America Corp.	3.311%	4/22/42	55,635	41,718
12

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Bank of America Corp.	5.000%	1/21/44	39,433	37,275
[3]	Bank of America Corp.	3.946%	1/23/49	5,380	4,266
[3]	Bank of America Corp.	4.330%	3/15/50	78,120	65,829
	Bank of America Corp.	2.972%	7/21/52	65,950	43,796
[3]	Bank of New York Mellon Corp.	3.000%	2/24/25	27,990	26,986
[3]	Bank of New York Mellon Corp.	5.148%	5/22/26	17,665	17,637
[3]	Bank of New York Mellon Corp.	5.834%	10/25/33	18,540	19,474
	Bank of New York Mellon Corp.	4.706%	2/1/34	14,535	14,137
[3]	Bank of New York Mellon Corp.	4.967%	4/26/34	36,300	36,093
	Bank of Nova Scotia	2.700%	8/3/26	63,160	58,678
	Bank of Nova Scotia	1.950%	2/2/27	12,470	11,233
[5]	Banque Federative du Credit Mutuel SA	1.604%	10/4/26	34,305	30,437
[3]	Barclays plc	3.932%	5/7/25	55,605	54,414
[3]	Barclays plc	2.852%	5/7/26	9,975	9,390
	Barclays plc	2.279%	11/24/27	14,930	13,276
	Barclays plc	2.667%	3/10/32	40,502	32,183
	Barclays plc	3.330%	11/24/42	37,170	25,929
	Berkshire Hathaway Finance Corp.	2.875%	3/15/32	4,750	4,211
	BlackRock Inc.	2.100%	2/25/32	24,849	20,273
	BlackRock Inc.	4.750%	5/25/33	68,215	67,523
[5]	Blackstone Holdings Finance Co. LLC	2.550%	3/30/32	22,680	17,847
[5]	BNP Paribas SA	3.800%	1/10/24	25,780	25,414
[5]	BNP Paribas SA	3.375%	1/9/25	60,670	58,573
[5]	BNP Paribas SA	2.819%	11/19/25	45,685	43,537
[5]	BNP Paribas SA	1.323%	1/13/27	18,995	16,972
[5]	BNP Paribas SA	3.500%	11/16/27	69,325	64,247
[5]	BNP Paribas SA	2.591%	1/20/28	35,220	31,704
[5]	BNP Paribas SA	2.159%	9/15/29	27,497	23,145
[5]	BNP Paribas SA	2.871%	4/19/32	26,985	22,262
[5]	BPCE SA	5.700%	10/22/23	6,225	6,177
	BPCE SA	4.000%	4/15/24	30,615	30,184
[5]	BPCE SA	5.150%	7/21/24	43,790	42,784
[5]	BPCE SA	5.029%	1/15/25	71,930	70,883
[5]	BPCE SA	2.045%	10/19/27	25,245	22,213
[5]	BPCE SA	3.500%	10/23/27	64,230	58,630
[5]	BPCE SA	2.700%	10/1/29	50,000	43,107
[5]	Brighthouse Financial Global Funding	1.000%	4/12/24	2,425	2,321
[5]	Brighthouse Financial Global Funding	1.750%	1/13/25	16,910	15,842
[5]	Brighthouse Financial Global Funding	1.550%	5/24/26	20,210	18,040
[5]	Brighthouse Financial Global Funding	2.000%	6/28/28	16,275	13,785
[5]	Canadian Imperial Bank of Commerce	1.150%	7/8/26	33,885	30,505
	Capital One Financial Corp.	3.750%	4/24/24	55,460	54,404
	Capital One Financial Corp.	3.200%	2/5/25	24,185	23,082
	Charles Schwab Corp.	0.750%	3/18/24	30,130	28,914
	Charles Schwab Corp.	3.200%	3/2/27	19,665	18,074
	Charles Schwab Corp.	2.000%	3/20/28	27,375	23,433
	Charles Schwab Corp.	2.900%	3/3/32	50,765	41,672
	Charles Schwab Corp.	5.853%	5/19/34	18,370	18,627
	Chubb Corp.	6.000%	5/11/37	50,000	53,966
	Chubb INA Holdings Inc.	3.350%	5/15/24	22,345	21,888
	Chubb INA Holdings Inc.	4.350%	11/3/45	29,835	26,659
	Citigroup Inc.	0.981%	5/1/25	32,820	31,314
	Citigroup Inc.	1.462%	6/9/27	62,962	56,126
[3]	Citigroup Inc.	3.070%	2/24/28	65,000	60,245
	Citigroup Inc.	4.125%	7/25/28	14,550	13,662
[3]	Citigroup Inc.	3.520%	10/27/28	72,550	67,531
[3]	Citigroup Inc.	3.878%	1/24/39	37,030	31,022
	Citigroup Inc.	2.904%	11/3/42	19,370	13,620
13

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	CNO Global Funding	1.650%	1/6/25	8,725	8,117
[5]	CNO Global Funding	2.650%	1/6/29	12,585	10,702
[5]	Commonwealth Bank of Australia	2.688%	3/11/31	74,015	58,465
[5]	Commonwealth Bank of Australia	3.784%	3/14/32	9,885	8,293
[5]	Cooperatieve Rabobank UA	1.106%	2/24/27	46,710	41,370
[5]	Cooperatieve Rabobank UA	4.655%	8/22/28	26,667	25,813
[5]	Corebridge Financial Inc.	3.900%	4/5/32	25,012	21,609
[5]	Corebridge Financial Inc.	4.350%	4/5/42	2,760	2,210
[5]	Corebridge Financial Inc.	4.400%	4/5/52	27,235	20,713
[5]	Credit Agricole SA	3.250%	10/4/24	71,600	69,255
	Credit Suisse AG	7.500%	2/15/28	38,712	41,115
	Credit Suisse Group AG	3.750%	3/26/25	28,568	26,934
[5]	Credit Suisse Group AG	2.593%	9/11/25	17,585	16,576
[5]	Credit Suisse Group AG	1.305%	2/2/27	14,940	12,915
[5]	Credit Suisse Group AG	3.869%	1/12/29	10,980	9,861
[5]	Credit Suisse Group AG	3.091%	5/14/32	59,185	47,837
[5]	Credit Suisse Group AG	6.537%	8/12/33	18,290	18,625
[5]	Danske Bank A/S	3.875%	9/12/23	46,290	46,045
[5]	Danske Bank A/S	5.375%	1/12/24	28,240	28,004
[5]	Danske Bank A/S	1.621%	9/11/26	28,990	26,007
[5]	Danske Bank A/S	1.549%	9/10/27	55,460	48,362
	Deutsche Bank AG	6.720%	1/18/29	9,910	9,971
[5]	DNB Bank ASA	1.535%	5/25/27	44,030	39,097
[5]	DNB Bank ASA	1.605%	3/30/28	45,870	39,934
[5]	Equitable Financial Life Global Funding	1.400%	7/7/25	10,395	9,514
[5]	Equitable Financial Life Global Funding	1.300%	7/12/26	26,755	23,509
[5]	Equitable Financial Life Global Funding	1.700%	11/12/26	12,440	10,959
[5]	Equitable Financial Life Global Funding	1.400%	8/27/27	18,220	15,451
[5]	Equitable Financial Life Global Funding	1.800%	3/8/28	28,220	23,873
[5]	Farmers Exchange Capital	7.050%	7/15/28	25,000	25,916
	Fifth Third Bancorp	4.055%	4/25/28	15,040	13,928
	Fifth Third Bancorp	4.337%	4/25/33	37,730	33,772
[5]	Five Corners Funding Trust	4.419%	11/15/23	5,935	5,893
[5]	Five Corners Funding Trust II	2.850%	5/15/30	30,000	25,607
[5]	Five Corners Funding Trust III	5.791%	2/15/33	26,260	26,629
[5]	Five Corners Funding Trust IV	5.997%	2/15/53	47,972	47,521
[5]	GA Global Funding Trust	1.000%	4/8/24	21,750	20,540
	Goldman Sachs Group Inc.	3.500%	1/23/25	17,545	17,030
[3]	Goldman Sachs Group Inc.	3.272%	9/29/25	46,260	44,722
	Goldman Sachs Group Inc.	3.850%	1/26/27	17,980	17,282
	Goldman Sachs Group Inc.	1.431%	3/9/27	60,000	53,906
	Goldman Sachs Group Inc.	1.542%	9/10/27	97,685	86,169
[3]	Goldman Sachs Group Inc.	3.691%	6/5/28	20,055	18,907
[3]	Goldman Sachs Group Inc.	3.814%	4/23/29	23,795	22,190
[3]	Goldman Sachs Group Inc.	4.223%	5/1/29	67,740	64,198
	Goldman Sachs Group Inc.	3.800%	3/15/30	23,040	21,359
	Goldman Sachs Group Inc.	1.992%	1/27/32	30,600	24,202
	Goldman Sachs Group Inc.	2.615%	4/22/32	88,125	72,670
	Goldman Sachs Group Inc.	2.383%	7/21/32	67,160	54,049
	Goldman Sachs Group Inc.	2.650%	10/21/32	14,050	11,511
	Goldman Sachs Group Inc.	3.102%	2/24/33	58,620	49,679
	Goldman Sachs Group Inc.	6.750%	10/1/37	43,995	46,969
	Goldman Sachs Group Inc.	6.250%	2/1/41	20,135	21,515
[3]	Goldman Sachs Group Inc.	4.800%	7/8/44	25,675	23,228
[5]	Guardian Life Global Funding	1.250%	5/13/26	6,735	6,054
	HSBC Holdings plc	0.976%	5/24/25	10,150	9,645
	HSBC Holdings plc	1.589%	5/24/27	25,850	22,943
	HSBC Holdings plc	2.251%	11/22/27	74,610	66,417
14

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	HSBC Holdings plc	4.041%	3/13/28	21,805	20,583
	HSBC Holdings plc	7.390%	11/3/28	36,196	38,662
[3]	HSBC Holdings plc	4.583%	6/19/29	40,480	38,372
	HSBC Holdings plc	2.206%	8/17/29	53,960	45,518
[3]	HSBC Holdings plc	2.357%	8/18/31	54,320	43,693
	HSBC Holdings plc	2.804%	5/24/32	50,910	41,338
	HSBC Holdings plc	2.871%	11/22/32	52,995	42,925
	HSBC Holdings plc	5.402%	8/11/33	22,060	21,594
	HSBC Holdings plc	6.500%	5/2/36	22,500	23,228
	HSBC Holdings plc	6.100%	1/14/42	38,220	40,357
	Huntington National Bank	4.552%	5/17/28	11,240	10,491
	ING Groep NV	3.950%	3/29/27	44,565	42,518
	ING Groep NV	1.726%	4/1/27	16,075	14,422
	Intercontinental Exchange Inc.	4.350%	6/15/29	8,575	8,438
	Intercontinental Exchange Inc.	1.850%	9/15/32	26,030	20,192
	Intercontinental Exchange Inc.	4.600%	3/15/33	38,595	37,781
	Intercontinental Exchange Inc.	2.650%	9/15/40	5,860	4,154
	Intercontinental Exchange Inc.	3.000%	6/15/50	55,205	37,721
	Intercontinental Exchange Inc.	4.950%	6/15/52	74,200	70,652
[5]	JAB Holdings BV	2.200%	11/23/30	9,385	7,369
[5]	JAB Holdings BV	3.750%	5/28/51	19,275	12,473
[5]	JAB Holdings BV	4.500%	4/8/52	31,940	23,375
[5]	Jackson National Life Global Funding	3.250%	1/30/24	24,070	23,532
[5]	Jackson National Life Global Funding	1.750%	1/12/25	18,915	17,582
[5]	Jackson National Life Insurance Co.	8.150%	3/15/27	18,890	20,301
	JPMorgan Chase & Co.	3.875%	2/1/24	39,000	38,588
	JPMorgan Chase & Co.	3.900%	7/15/25	13,870	13,632
	JPMorgan Chase & Co.	2.069%	6/1/29	42,085	36,386
[3]	JPMorgan Chase & Co.	4.452%	12/5/29	64,735	62,521
[3]	JPMorgan Chase & Co.	3.702%	5/6/30	16,000	14,799
	JPMorgan Chase & Co.	2.580%	4/22/32	58,675	48,879
	JPMorgan Chase & Co.	4.586%	4/26/33	30,000	28,696
	JPMorgan Chase & Co.	4.912%	7/25/33	37,288	36,546
	JPMorgan Chase & Co.	5.717%	9/14/33	10,140	10,249
[7]	JPMorgan Chase & Co.	5.350%	6/1/34	100,000	101,262
[3]	JPMorgan Chase & Co.	3.109%	4/22/41	19,440	14,525
	JPMorgan Chase & Co.	5.600%	7/15/41	96,000	99,589
	JPMorgan Chase & Co.	5.400%	1/6/42	18,035	18,084
	JPMorgan Chase & Co.	3.157%	4/22/42	50,000	37,466
	JPMorgan Chase & Co.	5.625%	8/16/43	16,100	16,279
	JPMorgan Chase & Co.	4.950%	6/1/45	15,000	13,889
[3]	JPMorgan Chase & Co.	3.964%	11/15/48	159,600	129,353
[3]	JPMorgan Chase & Co.	3.109%	4/22/51	19,885	13,728
[5]	KBC Group NV	5.796%	1/19/29	7,540	7,594
[5]	Liberty Mutual Group Inc.	4.250%	6/15/23	3,160	3,158
[5]	Liberty Mutual Group Inc.	4.569%	2/1/29	14,170	13,475
[5]	Liberty Mutual Group Inc.	5.500%	6/15/52	26,870	24,996
[5]	Liberty Mutual Insurance Co.	7.875%	10/15/26	31,210	33,159
[5]	LSEGA Financing plc	1.375%	4/6/26	56,790	50,754
[5]	LSEGA Financing plc	2.000%	4/6/28	24,615	21,257
[5]	LSEGA Financing plc	2.500%	4/6/31	44,330	37,422
[5]	Macquarie Group Ltd.	1.935%	4/14/28	42,835	37,262
[5]	Macquarie Group Ltd.	2.871%	1/14/33	56,227	45,157
[3]	Manufacturers & Traders Trust Co.	2.900%	2/6/25	24,685	23,074
	Manufacturers & Traders Trust Co.	4.700%	1/27/28	60,369	56,444
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	23,405	22,863
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	10,915	10,001
	Marsh & McLennan Cos. Inc.	2.900%	12/15/51	20,255	13,366
15

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Marsh & McLennan Cos. Inc.	5.450%	3/15/53	7,835	7,822
[5]	Massachusetts Mutual Life Insurance Co.	3.200%	12/1/61	30,000	19,210
	MetLife Inc.	3.600%	4/10/24	35,035	34,374
	MetLife Inc.	4.125%	8/13/42	15,565	12,870
	MetLife Inc.	4.875%	11/13/43	17,000	15,376
	MetLife Inc.	5.000%	7/15/52	15,634	14,232
[5]	Metropolitan Life Global Funding I	3.450%	12/18/26	23,660	22,328
[5]	Metropolitan Life Global Funding I	4.400%	6/30/27	9,910	9,692
[5]	Metropolitan Life Global Funding I	3.000%	9/19/27	21,455	19,872
[5]	Metropolitan Life Global Funding I	4.300%	8/25/29	15,345	14,769
[5]	Metropolitan Life Global Funding I	2.400%	1/11/32	53,825	44,240
[5]	Metropolitan Life Global Funding I	5.150%	3/28/33	16,475	16,433
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/28	31,915	31,564
[3]	Morgan Stanley	3.875%	4/29/24	97,010	95,621
[3]	Morgan Stanley	3.700%	10/23/24	29,050	28,392
	Morgan Stanley	0.790%	5/30/25	42,545	40,339
[3]	Morgan Stanley	2.720%	7/22/25	53,860	51,948
[3]	Morgan Stanley	4.000%	7/23/25	29,455	28,820
[3]	Morgan Stanley	2.630%	2/18/26	61,765	58,723
[3]	Morgan Stanley	3.125%	7/27/26	11,435	10,788
[3]	Morgan Stanley	6.250%	8/9/26	20,000	20,662
	Morgan Stanley	3.625%	1/20/27	60,000	57,483
[3]	Morgan Stanley	3.772%	1/24/29	56,905	53,333
[3]	Morgan Stanley	2.699%	1/22/31	74,290	63,552
[3]	Morgan Stanley	1.928%	4/28/32	50,000	39,042
[3]	Morgan Stanley	2.239%	7/21/32	81,175	64,697
[3]	Morgan Stanley	2.511%	10/20/32	36,580	29,730
	Morgan Stanley	2.943%	1/21/33	31,555	26,357
	Morgan Stanley	2.484%	9/16/36	43,080	32,521
	Morgan Stanley	5.948%	1/19/38	25,160	24,893
	Morgan Stanley	4.300%	1/27/45	18,360	15,896
	Nasdaq Inc.	3.950%	3/7/52	18,120	13,955
	National Australia Bank Ltd.	3.905%	6/9/27	33,500	32,462
[5]	National Australia Bank Ltd.	2.332%	8/21/30	75,550	59,048
[5]	National Australia Bank Ltd.	2.990%	5/21/31	62,492	50,341
[5]	National Australia Bank Ltd.	3.347%	1/12/37	38,825	30,900
[5]	National Securities Clearing Corp.	5.100%	11/21/27	52,090	52,312
[5]	Nationwide Financial Services Inc.	3.900%	11/30/49	48,905	35,398
[5]	Nationwide Mutual Insurance Co.	4.350%	4/30/50	41,675	31,332
	NatWest Group plc	1.642%	6/14/27	29,040	25,717
[5]	NatWest Markets plc	0.800%	8/12/24	22,050	20,802
[5]	NBK SPC Ltd.	1.625%	9/15/27	67,900	60,863
[5]	New York Life Global Funding	2.900%	1/17/24	29,050	28,553
[5]	New York Life Insurance Co.	5.875%	5/15/33	55,395	57,824
[5]	New York Life Insurance Co.	3.750%	5/15/50	9,245	7,024
[5]	New York Life Insurance Co.	4.450%	5/15/69	15,270	12,675
[5]	Nordea Bank Abp	1.500%	9/30/26	65,800	58,126
[5]	Northwestern Mutual Life Insurance Co.	3.850%	9/30/47	30,684	23,822
[5]	Northwestern Mutual Life Insurance Co.	3.625%	9/30/59	9,324	6,626
[5]	Pacific Life Global Funding II	1.375%	4/14/26	27,085	24,357
[5]	Pacific LifeCorp	5.400%	9/15/52	18,030	17,248
[5]	Penske Truck Leasing Co. LP	3.450%	7/1/24	16,420	15,969
[5]	Penske Truck Leasing Co. LP	2.700%	11/1/24	10,220	9,767
[5]	Penske Truck Leasing Co. LP	3.950%	3/10/25	52,010	50,305
[5]	Penske Truck Leasing Co. LP	4.450%	1/29/26	16,450	15,900
[5]	Penske Truck Leasing Co. LP	5.875%	11/15/27	45,805	45,873
[5]	Penske Truck Leasing Co. LP	5.700%	2/1/28	41,755	41,571
[3]	PNC Bank NA	3.300%	10/30/24	18,195	17,588
16

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	PNC Bank NA	3.100%	10/25/27	41,975	38,594
[3]	PNC Bank NA	3.250%	1/22/28	60,465	55,525
[5]	Pricoa Global Funding I	5.100%	5/30/28	33,975	33,990
[5]	Principal Life Global Funding II	2.500%	9/16/29	25,000	21,457
	Progressive Corp.	4.950%	6/15/33	54,414	54,402
[5]	Protective Life Global Funding	4.714%	7/6/27	18,335	17,952
[5]	RGA Global Funding	2.700%	1/18/29	14,330	12,397
[3]	Royal Bank of Canada	5.000%	2/1/33	49,000	48,330
[5]	Standard Chartered plc	1.214%	3/23/25	6,465	6,195
[5]	Standard Chartered plc	6.301%	1/9/29	32,130	32,589
	State Street Corp.	4.821%	1/26/34	14,655	14,289
[5]	Sumitomo Mitsui Trust Bank Ltd.	0.850%	3/25/24	58,195	55,966
[5]	Svenska Handelsbanken AB	1.418%	6/11/27	62,395	55,365
[5]	Teachers Insurance & Annuity Association of America	4.900%	9/15/44	32,380	29,381
[5]	Teachers Insurance & Annuity Association of America	4.270%	5/15/47	42,390	35,062
	Toronto-Dominion Bank	4.456%	6/8/32	13,271	12,547
[3]	Truist Financial Corp.	3.700%	6/5/25	49,000	47,085
[3]	Truist Financial Corp.	4.873%	1/26/29	34,945	33,834
[5]	UBS AG	1.250%	6/1/26	36,125	31,887
[5]	UBS Group AG	1.494%	8/10/27	40,005	34,502
[5]	UBS Group AG	2.095%	2/11/32	23,650	18,209
[5]	UBS Group AG	2.746%	2/11/33	16,800	13,266
[5]	UBS Group AG	3.179%	2/11/43	36,770	25,730
[5]	UniCredit SpA	1.982%	6/3/27	35,165	30,966
[5]	UniCredit SpA	3.127%	6/3/32	35,545	28,273
[3]	US Bancorp	3.700%	1/30/24	52,500	51,696
[3]	US Bancorp	2.677%	1/27/33	16,145	12,975
	US Bancorp	2.491%	11/3/36	49,230	36,322
	Wells Fargo & Co.	4.480%	1/16/24	46,156	45,736
[3]	Wells Fargo & Co.	3.750%	1/24/24	50,755	50,173
[3]	Wells Fargo & Co.	3.550%	9/29/25	32,170	31,066
	Wells Fargo & Co.	3.000%	4/22/26	39,405	37,294
[3]	Wells Fargo & Co.	3.196%	6/17/27	60,555	56,891
[3]	Wells Fargo & Co.	3.526%	3/24/28	19,500	18,310
[3]	Wells Fargo & Co.	2.879%	10/30/30	15,000	12,975
[3]	Wells Fargo & Co.	2.572%	2/11/31	76,020	64,181
[3]	Wells Fargo & Co.	3.350%	3/2/33	7,970	6,842
[3]	Wells Fargo & Co.	4.897%	7/25/33	117,741	113,770
	Wells Fargo & Co.	5.389%	4/24/34	10,525	10,523
	Wells Fargo & Co.	5.606%	1/15/44	71,831	68,569
[3]	Wells Fargo & Co.	4.650%	11/4/44	10,315	8,737
[3]	Wells Fargo & Co.	4.900%	11/17/45	19,160	16,674
[3]	Wells Fargo & Co.	4.400%	6/14/46	73,300	59,035
[3]	Wells Fargo & Co.	4.750%	12/7/46	23,150	19,450
[3]	Wells Fargo & Co.	4.611%	4/25/53	84,025	72,535
					9,720,371
Health Care (2.3%)
	AbbVie Inc.	3.800%	3/15/25	15,725	15,378
[3]	AdventHealth Obligated Group	2.795%	11/15/51	30,030	19,547
[3]	Advocate Health & Hospitals Corp.	2.211%	6/15/30	7,210	6,055
[3]	Advocate Health & Hospitals Corp.	3.008%	6/15/50	8,980	6,182
	Aetna Inc.	2.800%	6/15/23	25,660	25,631
[5]	Alcon Finance Corp.	2.750%	9/23/26	5,830	5,417
[5]	Alcon Finance Corp.	2.600%	5/27/30	5,665	4,849
[5]	Alcon Finance Corp.	5.375%	12/6/32	8,550	8,663
[5]	Alcon Finance Corp.	3.800%	9/23/49	6,025	4,626
17

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Alcon Finance Corp.	5.750%	12/6/52	3,290	3,384
	Amgen Inc.	5.250%	3/2/30	17,605	17,746
	Amgen Inc.	5.600%	3/2/43	13,383	13,260
	Amgen Inc.	4.400%	5/1/45	4,734	4,004
	Amgen Inc.	4.200%	2/22/52	17,717	14,427
	Amgen Inc.	5.750%	3/2/63	13,585	13,517
[3]	Ascension Health	2.532%	11/15/29	22,515	19,508
[3]	Ascension Health	4.847%	11/15/53	23,970	23,010
	AstraZeneca plc	4.000%	1/17/29	44,555	43,575
	AstraZeneca plc	6.450%	9/15/37	23,385	26,962
	Banner Health	2.907%	1/1/42	29,965	21,696
[5]	Bayer US Finance II LLC	4.250%	12/15/25	46,665	45,296
[5]	Bayer US Finance LLC	3.375%	10/8/24	33,220	32,299
[3]	Beth Israel Lahey Health Inc.	3.080%	7/1/51	8,555	5,499
[3]	Bon Secours Mercy Health Inc.	4.302%	7/1/28	20,339	19,781
[3]	Bon Secours Mercy Health Inc.	3.464%	6/1/30	17,085	15,415
[3]	Bon Secours Mercy Health Inc.	2.095%	6/1/31	11,305	9,052
	Bristol-Myers Squibb Co.	3.550%	3/15/42	63,155	51,826
	Bristol-Myers Squibb Co.	4.550%	2/20/48	5,703	5,217
	Bristol-Myers Squibb Co.	4.250%	10/26/49	4,235	3,685
[3]	Cedars-Sinai Health System	2.288%	8/15/31	43,795	36,214
[3]	Children's Hospital Corp.	2.585%	2/1/50	5,460	3,460
[3]	Cigna Group	3.250%	4/15/25	31,655	30,567
	Cigna Group	4.375%	10/15/28	18,600	18,126
	CommonSpirit Health	4.200%	8/1/23	9,885	9,836
	CommonSpirit Health	2.760%	10/1/24	29,395	28,415
	CommonSpirit Health	3.347%	10/1/29	36,655	32,674
	CommonSpirit Health	2.782%	10/1/30	21,827	18,477
[3]	CommonSpirit Health	4.350%	11/1/42	28,315	24,101
	CommonSpirit Health	4.187%	10/1/49	16,688	13,367
	CommonSpirit Health	3.910%	10/1/50	4,370	3,331
[3]	Cottage Health Obligated Group	3.304%	11/1/49	9,875	7,153
[5]	CSL Finance plc	4.250%	4/27/32	31,340	29,857
[5]	CSL Finance plc	4.750%	4/27/52	1,160	1,058
	CVS Health Corp.	1.750%	8/21/30	4,940	3,970
	CVS Health Corp.	5.250%	2/21/33	25,900	25,970
	CVS Health Corp.	4.875%	7/20/35	6,900	6,562
	CVS Health Corp.	4.125%	4/1/40	11,570	9,631
	Dignity Health	3.812%	11/1/24	20,780	20,277
	Elevance Health Inc.	3.650%	12/1/27	26,975	25,735
	Elevance Health Inc.	4.101%	3/1/28	8,486	8,262
	Elevance Health Inc.	2.550%	3/15/31	35,565	30,136
	Elevance Health Inc.	5.500%	10/15/32	17,525	18,138
	Elevance Health Inc.	4.650%	8/15/44	2,876	2,567
	Elevance Health Inc.	6.100%	10/15/52	4,640	4,999
	Eli Lilly & Co.	4.875%	2/27/53	8,710	8,772
	Eli Lilly & Co.	4.950%	2/27/63	7,570	7,521
	Gilead Sciences Inc.	3.700%	4/1/24	26,895	26,507
	Gilead Sciences Inc.	3.500%	2/1/25	22,335	21,762
	Gilead Sciences Inc.	2.600%	10/1/40	45,247	32,280
	Gilead Sciences Inc.	4.500%	2/1/45	13,465	12,138
	Gilead Sciences Inc.	4.150%	3/1/47	14,930	12,756
	Gilead Sciences Inc.	2.800%	10/1/50	24,915	16,578
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	45,000	47,556
[3]	Indiana University Health Inc. Obligated Group	2.852%	11/1/51	12,370	8,275
	Inova Health System Foundation	4.068%	5/15/52	20,740	17,548
	Kaiser Foundation Hospitals	3.150%	5/1/27	14,823	14,031
18

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Kaiser Foundation Hospitals	2.810%	6/1/41	37,455	27,194
	Kaiser Foundation Hospitals	4.875%	4/1/42	14,250	13,817
[3]	Kaiser Foundation Hospitals	3.002%	6/1/51	36,720	25,419
[3]	Mass General Brigham Inc.	3.192%	7/1/49	12,361	8,858
[3]	Mass General Brigham Inc.	3.342%	7/1/60	32,045	21,910
[3]	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/50	18,985	13,094
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	12,320	10,380
[3]	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	5,910	4,998
	Merck & Co. Inc.	3.400%	3/7/29	44,290	42,213
	Merck & Co. Inc.	4.150%	5/18/43	22,090	19,954
	Merck & Co. Inc.	4.000%	3/7/49	52,385	45,680
	Novartis Capital Corp.	3.400%	5/6/24	16,695	16,381
	Novartis Capital Corp.	4.400%	5/6/44	25,896	24,487
	OhioHealth Corp.	2.297%	11/15/31	26,665	21,929
	OhioHealth Corp.	2.834%	11/15/41	16,515	12,010
	Pfizer Inc.	3.450%	3/15/29	70,335	67,032
	Pfizer Inc.	1.700%	5/28/30	6,065	5,056
	Pfizer Inc.	4.100%	9/15/38	53,995	49,460
	Pfizer Investment Enterprises Pte. Ltd.	4.750%	5/19/33	33,645	33,778
	Pfizer Investment Enterprises Pte. Ltd.	5.110%	5/19/43	13,207	13,122
	Pfizer Investment Enterprises Pte. Ltd.	5.300%	5/19/53	32,270	33,222
[3]	Piedmont Healthcare Inc.	2.044%	1/1/32	8,825	6,994
[3]	Piedmont Healthcare Inc.	2.719%	1/1/42	8,830	6,131
	Piedmont Healthcare Inc.	2.864%	1/1/52	11,725	7,621
[3]	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	17,470	14,813
[3]	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	11,805	9,219
[3]	Providence St. Joseph Health Obligated Group	2.700%	10/1/51	39,905	23,434
[5]	Roche Holdings Inc.	2.607%	12/13/51	8,330	5,540
	Royalty Pharma plc	3.550%	9/2/50	9,555	6,336
[3]	Rush Obligated Group	3.922%	11/15/29	11,880	10,978
[3]	SSM Health Care Corp.	3.823%	6/1/27	34,910	33,247
[3]	Sutter Health	2.294%	8/15/30	18,345	15,270
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/30	26,687	22,286
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	18,255	13,634
	Thermo Fisher Scientific Inc.	1.750%	10/15/28	8,965	7,835
	Thermo Fisher Scientific Inc.	2.000%	10/15/31	19,335	15,809
	Thermo Fisher Scientific Inc.	4.950%	11/21/32	12,545	12,797
	Toledo Hospital	5.750%	11/15/38	18,440	18,131
	UnitedHealth Group Inc.	3.100%	3/15/26	15,350	14,810
	UnitedHealth Group Inc.	3.850%	6/15/28	34,565	33,549
	UnitedHealth Group Inc.	2.000%	5/15/30	7,515	6,378
	UnitedHealth Group Inc.	2.300%	5/15/31	14,960	12,795
	UnitedHealth Group Inc.	4.200%	5/15/32	23,545	22,686
	UnitedHealth Group Inc.	4.625%	7/15/35	9,595	9,411
	UnitedHealth Group Inc.	3.500%	8/15/39	7,480	6,225
	UnitedHealth Group Inc.	2.750%	5/15/40	8,505	6,281
	UnitedHealth Group Inc.	3.050%	5/15/41	27,142	20,807
	UnitedHealth Group Inc.	4.250%	3/15/43	67,400	60,372
	UnitedHealth Group Inc.	4.750%	7/15/45	24,520	23,060
	UnitedHealth Group Inc.	4.200%	1/15/47	8,620	7,496
	UnitedHealth Group Inc.	3.750%	10/15/47	4,985	3,998
	UnitedHealth Group Inc.	4.250%	6/15/48	22,215	19,385
	UnitedHealth Group Inc.	4.450%	12/15/48	4,970	4,478
	UnitedHealth Group Inc.	3.700%	8/15/49	23,160	18,379
	UnitedHealth Group Inc.	2.900%	5/15/50	31,449	21,756
	UnitedHealth Group Inc.	3.250%	5/15/51	40,050	29,235
19

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	UnitedHealth Group Inc.	4.750%	5/15/52	7,175	6,708
	UnitedHealth Group Inc.	5.875%	2/15/53	55,051	60,229
	UnitedHealth Group Inc.	3.875%	8/15/59	19,125	15,089
	Wyeth LLC	5.950%	4/1/37	25,000	27,495
	Zeneca Wilmington Inc.	7.000%	11/15/23	29,000	29,148
					2,323,953
Industrials (1.1%)
[5]	Ashtead Capital Inc.	2.450%	8/12/31	17,915	13,984
[5]	Ashtead Capital Inc.	5.550%	5/30/33	4,400	4,261
[5]	BAE Systems Holdings Inc.	3.850%	12/15/25	11,010	10,619
[5]	BAE Systems plc	3.400%	4/15/30	7,335	6,639
	Boeing Co.	1.433%	2/4/24	15,490	15,032
	Boeing Co.	2.700%	2/1/27	17,155	15,752
	Boeing Co.	3.625%	2/1/31	16,384	14,824
	Boeing Co.	8.625%	11/15/31	9,460	11,431
	Burlington Northern Santa Fe LLC	3.850%	9/1/23	20,891	20,834
	Burlington Northern Santa Fe LLC	4.550%	9/1/44	6,000	5,460
	Burlington Northern Santa Fe LLC	4.150%	4/1/45	13,365	11,516
	Burlington Northern Santa Fe LLC	4.050%	6/15/48	2,715	2,291
	Burlington Northern Santa Fe LLC	3.050%	2/15/51	9,950	6,982
	Burlington Northern Santa Fe LLC	3.300%	9/15/51	20,000	14,675
	Burlington Northern Santa Fe LLC	2.875%	6/15/52	17,935	12,121
	Burlington Northern Santa Fe LLC	4.450%	1/15/53	2,609	2,369
	Canadian National Railway Co.	2.450%	5/1/50	6,870	4,299
	Canadian Pacific Railway Co.	4.950%	8/15/45	16,985	15,777
	Caterpillar Inc.	3.400%	5/15/24	14,200	13,932
	CSX Corp.	3.350%	9/15/49	5,535	4,006
[5]	Daimler Truck Finance North America LLC	5.150%	1/16/26	14,600	14,599
[5]	Daimler Truck Finance North America LLC	3.650%	4/7/27	17,489	16,653
[5]	Daimler Truck Finance North America LLC	5.125%	1/19/28	4,630	4,620
	Deere & Co.	7.125%	3/3/31	17,500	20,395
	Eaton Corp.	4.150%	3/15/33	17,444	16,677
	Eaton Corp.	4.700%	8/23/52	5,205	4,907
[5]	ERAC USA Finance LLC	4.900%	5/1/33	45,854	45,067
[5]	ERAC USA Finance LLC	5.625%	3/15/42	21,787	21,851
[5]	ERAC USA Finance LLC	5.400%	5/1/53	27,091	26,631
	Honeywell International Inc.	4.250%	1/15/29	32,230	31,852
	Honeywell International Inc.	5.000%	2/15/33	77,308	79,551
	Honeywell International Inc.	4.500%	1/15/34	54,395	53,591
	Illinois Tool Works Inc.	3.500%	3/1/24	52,955	52,264
[3]	John Deere Capital Corp.	3.450%	3/13/25	43,145	42,166
	Lockheed Martin Corp.	1.850%	6/15/30	1,700	1,425
	Lockheed Martin Corp.	5.250%	1/15/33	42,925	44,718
	Lockheed Martin Corp.	4.500%	5/15/36	8,015	7,820
	Lockheed Martin Corp.	4.700%	5/15/46	14,370	13,839
	Lockheed Martin Corp.	5.700%	11/15/54	23,614	25,603
	Raytheon Technologies Corp.	4.125%	11/16/28	16,675	16,145
	Raytheon Technologies Corp.	4.450%	11/16/38	9,325	8,647
	Republic Services Inc.	4.875%	4/1/29	3,595	3,607
[5]	Siemens Financieringsmaatschappij NV	3.125%	3/16/24	61,400	60,303
[5]	Siemens Financieringsmaatschappij NV	1.700%	3/11/28	20,360	17,943
[5]	Siemens Financieringsmaatschappij NV	2.150%	3/11/31	35,655	30,172
[5]	Siemens Financieringsmaatschappij NV	4.400%	5/27/45	34,365	31,595
	Teledyne Technologies Inc.	2.250%	4/1/28	30,011	26,501
	Teledyne Technologies Inc.	2.750%	4/1/31	30,128	25,474
	Trane Technologies Financing Ltd.	5.250%	3/3/33	16,705	16,993
	Union Pacific Corp.	3.700%	3/1/29	17,470	16,840
	Union Pacific Corp.	2.800%	2/14/32	357	309
20

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Union Pacific Corp.	3.375%	2/14/42	17,635	14,032
	Union Pacific Corp.	3.250%	2/5/50	1,409	1,035
	Union Pacific Corp.	3.799%	10/1/51	24,211	19,583
	Union Pacific Corp.	3.500%	2/14/53	65,235	49,712
	Union Pacific Corp.	3.750%	2/5/70	13,510	10,114
[3]	United Airlines Pass-Through Trust Class B Series 2018-1	4.600%	3/1/26	4,552	4,284
					1,084,322
Real Estate (0.4%)
	American Tower Corp.	5.000%	2/15/24	2,770	2,753
	American Tower Corp.	4.400%	2/15/26	7,315	7,147
	American Tower Corp.	3.800%	8/15/29	33,804	31,168
	Boston Properties LP	3.125%	9/1/23	13,275	13,106
	Boston Properties LP	3.800%	2/1/24	1,750	1,712
	Crown Castle Inc.	3.650%	9/1/27	10,215	9,619
	Crown Castle Inc.	3.800%	2/15/28	4,767	4,485
	Crown Castle Inc.	2.100%	4/1/31	32,966	26,538
	CubeSmart LP	2.250%	12/15/28	12,135	10,381
	Healthpeak OP LLC	2.125%	12/1/28	30,395	25,759
	Healthpeak OP LLC	3.000%	1/15/30	31,475	27,456
	Realty Income Corp.	2.200%	6/15/28	24,400	21,346
	Realty Income Corp.	4.700%	12/15/28	27,200	26,562
	Realty Income Corp.	3.250%	1/15/31	12,940	11,317
	Realty Income Corp.	2.850%	12/15/32	16,610	13,641
	Realty Income Corp.	4.900%	7/15/33	26,434	25,397
[5]	SBA Tower Trust	2.836%	1/15/25	25,075	23,800
[5]	SBA Tower Trust	1.884%	1/15/26	8,960	8,125
[5]	SBA Tower Trust	1.631%	11/15/26	34,975	30,438
[5]	SBA Tower Trust	1.840%	4/15/27	54,190	47,057
[5]	SBA Tower Trust	2.593%	10/15/31	51,750	41,315
[5]	Scentre Group Trust 1	4.375%	5/28/30	19,110	17,980
	Simon Property Group LP	3.750%	2/1/24	3,265	3,218
	Simon Property Group LP	3.375%	10/1/24	10,055	9,766
	Simon Property Group LP	2.450%	9/13/29	19,865	16,956
					457,042
Technology (1.7%)
	Apple Inc.	3.000%	2/9/24	22,535	22,220
	Apple Inc.	3.450%	5/6/24	39,950	39,269
	Apple Inc.	2.850%	5/11/24	44,990	43,959
	Apple Inc.	3.250%	2/23/26	37,631	36,588
	Apple Inc.	2.450%	8/4/26	43,466	41,175
	Apple Inc.	3.350%	2/9/27	55,925	54,503
	Apple Inc.	3.200%	5/11/27	39,185	37,857
	Apple Inc.	2.900%	9/12/27	55,355	52,657
	Apple Inc.	3.850%	5/4/43	17,000	15,111
	Apple Inc.	4.450%	5/6/44	5,075	4,957
	Apple Inc.	3.850%	8/4/46	36,890	32,300
	Apple Inc.	2.650%	5/11/50	17,660	12,154
	Apple Inc.	4.850%	5/10/53	40,314	40,454
	Apple Inc.	2.550%	8/20/60	33,530	21,678
	Broadcom Corp.	3.875%	1/15/27	11,385	10,957
	Broadcom Inc.	4.110%	9/15/28	37,859	35,974
	Broadcom Inc.	4.150%	11/15/30	24,480	22,516
[5]	Broadcom Inc.	2.600%	2/15/33	24,680	19,177
	Cisco Systems Inc.	2.500%	9/20/26	15,676	14,825
	Intel Corp.	2.875%	5/11/24	29,395	28,693
	Intel Corp.	2.000%	8/12/31	3,635	2,956
	Intel Corp.	4.150%	8/5/32	14,568	13,830
21

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Intel Corp.	5.200%	2/10/33	48,660	48,939
	Intel Corp.	5.625%	2/10/43	38,241	38,215
	Intel Corp.	4.100%	5/19/46	45,545	37,220
	Intel Corp.	4.100%	5/11/47	21,904	17,843
	Intel Corp.	3.734%	12/8/47	8,096	6,180
	Intel Corp.	3.250%	11/15/49	19,400	13,246
	Intel Corp.	3.050%	8/12/51	19,202	12,606
	Intel Corp.	4.900%	8/5/52	75,206	67,645
	Intel Corp.	5.700%	2/10/53	27,140	26,854
	International Business Machines Corp.	3.625%	2/12/24	35,000	34,545
	International Business Machines Corp.	3.000%	5/15/24	86,100	84,080
	International Business Machines Corp.	3.300%	5/15/26	155,985	149,896
	International Business Machines Corp.	3.500%	5/15/29	103,700	96,846
	International Business Machines Corp.	5.875%	11/29/32	20,240	21,775
	Microsoft Corp.	3.125%	11/3/25	17,700	17,213
	Microsoft Corp.	3.500%	2/12/35	23,520	22,196
	Microsoft Corp.	3.450%	8/8/36	31,097	28,422
	Microsoft Corp.	2.525%	6/1/50	122,844	84,586
	Microsoft Corp.	2.921%	3/17/52	123,829	91,616
	Oracle Corp.	2.950%	11/15/24	79,830	77,110
	Oracle Corp.	1.650%	3/25/26	17,300	15,800
	Oracle Corp.	3.250%	11/15/27	48,711	45,439
	QUALCOMM Inc.	1.300%	5/20/28	27,474	23,611
	QUALCOMM Inc.	2.150%	5/20/30	29,475	25,221
	QUALCOMM Inc.	1.650%	5/20/32	41,155	32,226
	QUALCOMM Inc.	4.250%	5/20/32	6,420	6,247
	QUALCOMM Inc.	4.500%	5/20/52	16,672	14,832
	S&P Global Inc.	2.700%	3/1/29	7,631	6,897
	S&P Global Inc.	3.700%	3/1/52	41,670	33,614
					1,784,730
Utilities (3.4%)
[3]	AEP Texas Inc.	4.150%	5/1/49	5,065	4,005
[3]	AEP Texas Inc.	3.450%	1/15/50	16,810	11,956
[3]	AEP Transmission Co. LLC	4.500%	6/15/52	9,195	8,132
	Alabama Power Co.	5.700%	2/15/33	15,000	15,471
	Alabama Power Co.	3.750%	3/1/45	24,430	19,145
[3]	Alabama Power Co.	4.300%	7/15/48	28,015	23,602
	Ameren Illinois Co.	3.800%	5/15/28	22,215	21,356
	Ameren Illinois Co.	6.125%	12/15/28	54,000	56,870
	Ameren Illinois Co.	3.700%	12/1/47	5,045	4,043
	American Water Capital Corp.	2.950%	9/1/27	9,975	9,288
	American Water Capital Corp.	4.450%	6/1/32	22,115	21,484
	American Water Capital Corp.	3.750%	9/1/47	1,435	1,120
	American Water Capital Corp.	4.200%	9/1/48	30,403	25,093
	American Water Capital Corp.	4.150%	6/1/49	850	705
	American Water Capital Corp.	3.450%	5/1/50	2,280	1,679
	Arizona Public Service Co.	3.350%	5/15/50	11,220	7,630
	Baltimore Gas & Electric Co.	4.250%	9/15/48	5,000	4,210
	Baltimore Gas & Electric Co.	2.900%	6/15/50	6,549	4,347
	Berkshire Hathaway Energy Co.	6.125%	4/1/36	41,185	44,491
	Berkshire Hathaway Energy Co.	5.950%	5/15/37	830	880
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	10,715	10,281
	Berkshire Hathaway Energy Co.	4.250%	10/15/50	15,865	13,309
	Berkshire Hathaway Energy Co.	4.600%	5/1/53	59,082	52,160
[5]	Boston Gas Co.	3.150%	8/1/27	5,385	4,941
[5]	Boston Gas Co.	3.001%	8/1/29	5,970	5,265
[5]	Boston Gas Co.	3.757%	3/16/32	4,225	3,751
[5]	Brooklyn Union Gas Co.	3.407%	3/10/26	2,685	2,521
22

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Brooklyn Union Gas Co.	4.273%	3/15/48	61,265	46,554
	CenterPoint Energy Resources Corp.	5.250%	3/1/28	35,850	36,445
	CenterPoint Energy Resources Corp.	4.000%	4/1/28	8,068	7,821
	CenterPoint Energy Resources Corp.	5.400%	3/1/33	28,139	28,585
	Cleco Corporate Holdings LLC	3.375%	9/15/29	9,180	7,918
[3]	Cleco Securitization I LLC	4.646%	9/1/42	27,070	26,617
	Commonwealth Edison Co.	4.350%	11/15/45	13,610	11,808
	Commonwealth Edison Co.	3.650%	6/15/46	6,365	4,967
[3]	Commonwealth Edison Co.	3.750%	8/15/47	10,000	7,882
	Commonwealth Edison Co.	4.000%	3/1/48	13,787	11,421
[3]	Commonwealth Edison Co.	3.850%	3/15/52	6,380	5,072
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	36,735	31,680
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	2,729	2,121
[3]	Consolidated Edison Co. of New York Inc.	4.125%	5/15/49	4,105	3,344
[3]	Consolidated Edison Co. of New York Inc.	3.950%	4/1/50	1,690	1,359
	Consolidated Edison Co. of New York Inc.	3.200%	12/1/51	27,865	19,137
	Consolidated Edison Co. of New York Inc.	6.150%	11/15/52	17,419	18,786
	Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	72,625	61,943
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	32,349	26,964
	Consumers Energy Co.	4.200%	9/1/52	19,310	16,445
	Delmarva Power & Light Co.	3.500%	11/15/23	11,816	11,697
[3]	Dominion Energy Inc.	3.375%	4/1/30	1,908	1,709
	Dominion Energy Inc.	5.375%	11/15/32	21,037	21,114
[3]	Dominion Energy Inc.	5.250%	8/1/33	5,706	5,613
[3]	Dominion Energy Inc.	4.600%	3/15/49	27,385	23,162
[3]	Dominion Energy Inc.	4.850%	8/15/52	39,828	34,637
	Dominion Energy South Carolina Inc.	6.625%	2/1/32	4,886	5,420
	Dominion Energy South Carolina Inc.	5.800%	1/15/33	9,000	9,396
	Dominion Energy South Carolina Inc.	5.300%	5/15/33	1,438	1,460
	Dominion Energy South Carolina Inc.	6.050%	1/15/38	44,155	47,741
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	2,945	2,906
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	7,251	6,504
	Dominion Energy South Carolina Inc.	5.100%	6/1/65	29,850	28,622
	Duke Energy Carolinas LLC	4.950%	1/15/33	4,810	4,824
	Duke Energy Carolinas LLC	6.100%	6/1/37	3,404	3,597
	Duke Energy Carolinas LLC	6.050%	4/15/38	4,000	4,282
	Duke Energy Carolinas LLC	3.700%	12/1/47	17,085	13,238
	Duke Energy Carolinas LLC	5.350%	1/15/53	52,380	52,379
	Duke Energy Corp.	2.650%	9/1/26	11,775	10,931
	Duke Energy Corp.	3.400%	6/15/29	12,030	10,983
	Duke Energy Corp.	4.500%	8/15/32	24,805	23,447
	Duke Energy Corp.	3.300%	6/15/41	31,380	23,021
	Duke Energy Corp.	4.800%	12/15/45	44,700	39,900
	Duke Energy Corp.	3.750%	9/1/46	9,940	7,472
	Duke Energy Corp.	4.200%	6/15/49	25,820	20,395
	Duke Energy Corp.	3.500%	6/15/51	34,035	24,041
	Duke Energy Corp.	5.000%	8/15/52	24,460	21,823
	Duke Energy Florida LLC	6.350%	9/15/37	8,000	8,818
	Duke Energy Florida LLC	6.400%	6/15/38	27,055	30,077
	Duke Energy Florida LLC	5.950%	11/15/52	11,250	12,205
	Duke Energy Progress LLC	3.400%	4/1/32	15,845	14,137
	Duke Energy Progress LLC	6.300%	4/1/38	14,705	16,097
	Duke Energy Progress LLC	4.100%	3/15/43	615	517
	Duke Energy Progress LLC	4.200%	8/15/45	40,400	33,695
	Duke Energy Progress LLC	2.500%	8/15/50	2,475	1,521
	Duke Energy Progress LLC	2.900%	8/15/51	2,450	1,606
	Duke Energy Progress LLC	4.000%	4/1/52	4,185	3,372
23

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Duke Energy Progress NC Storm Funding LLC	2.387%	7/1/37	34,870	27,750
[5]	East Ohio Gas Co.	2.000%	6/15/30	8,960	7,230
[5]	East Ohio Gas Co.	3.000%	6/15/50	13,050	8,379
	Eastern Energy Gas Holdings LLC	3.550%	11/1/23	21,445	21,182
	Edison International	5.250%	11/15/28	22,192	21,905
	Emera US Finance LP	3.550%	6/15/26	25,624	24,242
	Entergy Louisiana LLC	3.120%	9/1/27	14,935	13,962
	Evergy Inc.	2.450%	9/15/24	10,420	9,997
	Evergy Kansas Central Inc.	3.250%	9/1/49	9,000	6,283
[3]	Evergy Metro Inc.	2.250%	6/1/30	5,680	4,754
	Evergy Metro Inc.	4.200%	3/15/48	3,419	2,815
[3]	Eversource Energy	2.900%	10/1/24	17,450	16,846
[3]	Eversource Energy	3.150%	1/15/25	5,025	4,847
[3]	Eversource Energy	3.300%	1/15/28	14,410	13,418
	Eversource Energy	5.450%	3/1/28	24,675	25,098
	Eversource Energy	3.375%	3/1/32	5,495	4,823
	Eversource Energy	5.125%	5/15/33	11,655	11,533
	Exelon Corp.	3.350%	3/15/32	18,315	15,979
	Florida Power & Light Co.	5.050%	4/1/28	11,065	11,325
	Florida Power & Light Co.	5.100%	4/1/33	11,985	12,255
	Florida Power & Light Co.	5.650%	2/1/35	50,000	51,369
	Florida Power & Light Co.	4.950%	6/1/35	10,000	9,990
	Florida Power & Light Co.	5.650%	2/1/37	5,000	5,260
	Florida Power & Light Co.	5.950%	2/1/38	39,215	42,466
	Florida Power & Light Co.	5.690%	3/1/40	4,000	4,228
	Florida Power & Light Co.	3.700%	12/1/47	13,702	10,997
	Florida Power & Light Co.	5.300%	4/1/53	17,250	17,648
	Fortis Inc.	3.055%	10/4/26	28,565	26,657
	Georgia Power Co.	4.700%	5/15/32	21,575	21,010
	Georgia Power Co.	4.950%	5/17/33	20,085	19,837
	Georgia Power Co.	5.400%	6/1/40	6,665	6,441
[3]	Georgia Power Co.	4.750%	9/1/40	34,703	31,759
	Georgia Power Co.	4.300%	3/15/42	9,934	8,464
	Georgia Power Co.	5.125%	5/15/52	24,430	23,355
	Indiana Michigan Power Co.	4.250%	8/15/48	14,980	12,517
[5]	ITC Holdings Corp.	4.950%	9/22/27	2,425	2,416
[5]	KeySpan Gas East Corp.	2.742%	8/15/26	25,345	23,268
[5]	Massachusetts Electric Co.	5.900%	11/15/39	21,565	21,983
[5]	Metropolitan Edison Co.	5.200%	4/1/28	1,910	1,923
[5]	Metropolitan Edison Co.	4.300%	1/15/29	6,572	6,294
	MidAmerican Energy Co.	4.400%	10/15/44	1,050	931
	MidAmerican Energy Co.	4.250%	5/1/46	5,485	4,688
	MidAmerican Energy Co.	4.250%	7/15/49	6,595	5,668
	MidAmerican Energy Co.	3.150%	4/15/50	38,026	27,035
[5]	Mid-Atlantic Interstate Transmission LLC	4.100%	5/15/28	3,170	3,050
[5]	Monongahela Power Co.	5.400%	12/15/43	4,570	4,477
	National Rural Utilities Cooperative Finance Corp.	2.950%	2/7/24	15,255	14,968
	National Rural Utilities Cooperative Finance Corp.	2.850%	1/27/25	40,345	38,951
[3]	Nevada Power Co.	3.125%	8/1/50	15,345	10,574
	NextEra Energy Capital Holdings Inc.	6.051%	3/1/25	12,700	12,846
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	32,275	30,586
	NextEra Energy Capital Holdings Inc.	1.900%	6/15/28	27,465	23,777
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	14,165	13,063
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/30	48,660	40,374
	NextEra Energy Capital Holdings Inc.	5.000%	7/15/32	6,130	6,065
[5]	Niagara Mohawk Power Corp.	4.278%	12/15/28	35,970	34,033
24

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Niagara Mohawk Power Corp.	3.025%	6/27/50	14,840	9,637
	NiSource Inc.	5.250%	3/30/28	19,368	19,514
	NiSource Inc.	5.250%	2/15/43	14,588	13,968
	NiSource Inc.	4.800%	2/15/44	12,750	11,478
	NiSource Inc.	5.000%	6/15/52	19,985	18,314
	Northern States Power Co.	2.250%	4/1/31	4,940	4,156
	Northern States Power Co.	6.250%	6/1/36	50,000	54,480
[5]	Oglethorpe Power Corp.	6.191%	1/1/31	36,565	37,385
	Oglethorpe Power Corp.	5.950%	11/1/39	6,075	6,035
	Oglethorpe Power Corp.	4.550%	6/1/44	1,825	1,472
	Oglethorpe Power Corp.	4.250%	4/1/46	19,060	14,262
	Oglethorpe Power Corp.	4.500%	4/1/47	4,095	3,368
	Oglethorpe Power Corp.	5.050%	10/1/48	4,690	4,135
	Oncor Electric Delivery Co. LLC	4.150%	6/1/32	4,425	4,233
	Oncor Electric Delivery Co. LLC	4.550%	9/15/32	19,394	19,005
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	10,735	9,908
	Oncor Electric Delivery Co. LLC	2.700%	11/15/51	23,120	15,007
	Oncor Electric Delivery Co. LLC	4.600%	6/1/52	26,115	23,598
	Oncor Electric Delivery Co. LLC	4.950%	9/15/52	3,788	3,620
	Pacific Gas & Electric Co.	6.150%	1/15/33	19,542	19,287
	Pacific Gas & Electric Co.	4.500%	7/1/40	21,982	17,053
	Pacific Gas & Electric Co.	6.700%	4/1/53	28,364	27,655
	PacifiCorp	2.950%	6/1/23	29,675	29,675
	PacifiCorp	2.700%	9/15/30	5,025	4,399
	PacifiCorp	5.900%	8/15/34	12,500	12,592
	PacifiCorp	6.250%	10/15/37	36,635	39,873
	PacifiCorp	4.125%	1/15/49	3,611	2,983
	PacifiCorp	4.150%	2/15/50	11,625	9,584
	PacifiCorp	3.300%	3/15/51	11,806	8,394
	PECO Energy Co.	2.850%	9/15/51	8,000	5,269
	PECO Energy Co.	4.600%	5/15/52	12,845	11,654
[5]	Pennsylvania Electric Co.	5.150%	3/30/26	910	904
[3]	PG&E Energy Recovery Funding LLC	2.280%	1/15/36	3,775	2,981
[3]	PG&E Energy Recovery Funding LLC	2.822%	7/15/46	16,989	12,232
[3]	PG&E Wildfire Recovery Funding LLC	5.212%	12/1/47	25,815	25,707
[3]	PG&E Wildfire Recovery Funding LLC	5.099%	6/1/52	23,500	23,679
	Piedmont Natural Gas Co. Inc.	5.050%	5/15/52	9,130	8,300
	Potomac Electric Power Co.	6.500%	11/15/37	25,000	28,090
	PPL Electric Utilities Corp.	5.250%	5/15/53	5,710	5,739
	San Diego Gas & Electric Co.	6.000%	6/1/26	3,600	3,738
[3]	San Diego Gas & Electric Co.	1.700%	10/1/30	4,940	3,992
[3]	San Diego Gas & Electric Co.	3.750%	6/1/47	5,390	4,216
	San Diego Gas & Electric Co.	4.150%	5/15/48	5,940	4,956
[3]	San Diego Gas & Electric Co.	2.950%	8/15/51	714	482
	San Diego Gas & Electric Co.	3.700%	3/15/52	29,320	22,717
	San Diego Gas & Electric Co.	5.350%	4/1/53	39,740	39,268
[3]	SCE Recovery Funding LLC	0.861%	11/15/31	8,389	7,077
[3]	SCE Recovery Funding LLC	1.942%	5/15/38	3,655	2,661
[3]	SCE Recovery Funding LLC	2.510%	11/15/43	3,310	2,257
	Sempra Energy	3.250%	6/15/27	80,765	75,455
	Sempra Energy	3.700%	4/1/29	2,295	2,105
	Sempra Energy	6.000%	10/15/39	14,800	15,020
[3]	Sierra Pacific Power Co.	3.375%	8/15/23	34,040	33,863
	Sierra Pacific Power Co.	2.600%	5/1/26	7,857	7,391
[3]	Southern California Edison Co.	3.700%	8/1/25	3,315	3,220
	Southern California Edison Co.	5.950%	11/1/32	30,370	32,168
	Southern California Edison Co.	6.000%	1/15/34	7,695	8,079
[3]	Southern California Edison Co.	5.550%	1/15/37	50,475	50,547
25

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Southern California Edison Co.	5.950%	2/1/38	40,000	41,344
	Southern California Edison Co.	6.050%	3/15/39	1,980	2,054
	Southern California Edison Co.	4.650%	10/1/43	3,255	2,846
	Southern California Edison Co.	4.000%	4/1/47	6,530	5,141
[3]	Southern California Edison Co.	4.125%	3/1/48	11,495	9,250
[3]	Southern California Edison Co.	4.875%	3/1/49	2,985	2,663
	Southern California Edison Co.	3.650%	2/1/50	5,405	4,023
	Southern California Edison Co.	5.700%	3/1/53	6,815	6,783
	Southern California Edison Co.	5.875%	12/1/53	11,230	11,423
	Southern California Gas Co.	6.350%	11/15/52	17,580	19,433
	Southern Co.	3.250%	7/1/26	30,885	29,358
	Southern Co.	4.400%	7/1/46	41,137	34,461
	Southwest Gas Corp.	2.200%	6/15/30	6,310	5,149
	Southwestern Electric Power Co.	6.200%	3/15/40	9,800	10,104
	Southwestern Public Service Co.	3.700%	8/15/47	3,756	2,856
[5]	Texas Electric Market Stabilization Funding N LLC	4.966%	2/1/42	39,235	38,762
[5]	Texas Electric Market Stabilization Funding N LLC	5.057%	8/1/46	18,860	18,467
[5]	Texas Electric Market Stabilization Funding N LLC	5.167%	2/1/50	17,640	17,748
	Tucson Electric Power Co.	5.500%	4/15/53	6,825	6,710
	Union Electric Co.	4.000%	4/1/48	14,316	11,609
	Union Electric Co.	3.900%	4/1/52	8,575	6,910
	Union Electric Co.	5.450%	3/15/53	8,045	8,098
[3]	Virginia Electric & Power Co.	3.500%	3/15/27	16,025	15,339
[3]	Virginia Electric & Power Co.	6.000%	5/15/37	1,740	1,834
	Wisconsin Electric Power Co.	5.700%	12/1/36	17,280	17,676
	Wisconsin Public Service Corp.	6.080%	12/1/28	45,000	47,406
					3,486,838
Total Corporate Bonds (Cost $25,447,807)					22,967,807
Sovereign Bonds (0.8%)
[3,5]	Airport Authority Hong Kong	4.875%	1/12/30	22,835	23,457
[3,5]	Airport Authority Hong Kong	4.875%	1/12/33	13,830	14,273
[3,5]	Bermuda	2.375%	8/20/30	18,130	15,274
[3,5]	Bermuda	3.375%	8/20/50	6,835	4,736
[3,5]	Corp. Nacional del Cobre de Chile	3.700%	1/30/50	20,705	15,338
[3,5]	Electricite de France SA	4.875%	9/21/38	67,430	57,706
	Equinor ASA	2.650%	1/15/24	14,000	13,757
	Equinor ASA	3.700%	3/1/24	25,320	24,970
	Equinor ASA	3.250%	11/10/24	25,200	24,642
	Equinor ASA	2.875%	4/6/25	4,775	4,616
	Equinor ASA	3.125%	4/6/30	80,155	73,749
	Equinor ASA	2.375%	5/22/30	7,585	6,611
[3]	International Bank for Reconstruction & Development	4.750%	2/15/35	40,000	42,604
[3,5]	Kingdom of Saudi Arabia	5.000%	1/18/53	39,870	36,719
[3,5]	NBN Co. Ltd.	1.625%	1/8/27	26,265	23,463
[3,5]	NBN Co. Ltd.	2.625%	5/5/31	37,954	32,133
[3,5]	NBN Co. Ltd.	2.500%	1/8/32	77,087	63,360
[5]	OMERS Finance Trust	4.000%	4/20/28	18,090	17,772
[3,5]	Qatar Energy	2.250%	7/12/31	31,765	26,795
[3,5]	Qatar Energy	3.125%	7/12/41	23,200	17,503
[3]	Republic of Chile	2.550%	7/27/33	36,780	30,298
[3]	Republic of Chile	3.500%	1/31/34	20,300	17,950
	Republic of Chile	3.500%	4/15/53	20,175	14,800
[3]	Republic of Chile	3.100%	1/22/61	13,390	8,630
26

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,5]	Saudi Arabian Oil Co.	3.500%	4/16/29	28,670	26,734
[3,5]	State of Qatar	3.375%	3/14/24	3,360	3,312
[3,5]	State of Qatar	4.400%	4/16/50	14,035	12,718
[3,5]	Temasek Financial I Ltd.	3.625%	8/1/28	36,800	35,722
[3,5]	Temasek Financial I Ltd.	2.375%	8/2/41	46,170	35,176
[3,5]	Temasek Financial I Ltd.	2.250%	4/6/51	39,210	26,749
[3,5]	Temasek Financial I Ltd.	2.500%	10/6/70	22,880	14,870
[3,5]	UAE International Government Bond	4.951%	7/7/52	13,725	13,616
[3]	United Mexican States	6.338%	5/4/53	27,000	27,200
Total Sovereign Bonds (Cost $914,228)					807,253
Taxable Municipal Bonds (1.6%)
	Alabama Federal Aid Highway Finance Authority SO Revenue	2.650%	9/1/37	4,935	3,891
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.263%	4/1/49	1,965	2,306
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	7.043%	4/1/50	26,165	33,268
	Broward County FL Airport System Revenue	3.477%	10/1/43	10,370	8,175
	California GO	7.350%	11/1/39	56,970	69,087
	California Health Facilities Financing Authority Revenue	4.190%	6/1/37	6,410	5,928
	California State University Systemwide Revenue	2.719%	11/1/52	12,090	8,463
	California State University Systemwide Revenue	2.939%	11/1/52	15,225	10,620
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/40	32,955	37,437
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/40	56,275	63,929
	Chicago IL Transit Authority Sales Tax Receipts Revenue	6.200%	12/1/40	2,260	2,468
	Dallas-Fort Worth TX International Airport Revenue	3.089%	11/1/40	7,405	5,780
	Dallas-Fort Worth TX International Airport Revenue	2.843%	11/1/46	18,860	13,845
	Dallas-Fort Worth TX International Airport Revenue	4.087%	11/1/51	2,695	2,349
	Dallas-Fort Worth TX International Airport Revenue	4.507%	11/1/51	18,580	16,999
	Florida State Board of Administration Finance Corp. Revenue	1.705%	7/1/27	29,555	26,380
[8]	Foothill-Eastern Transportation Corridor Agency CA Toll Road Revenue	3.924%	1/15/53	11,545	9,233
	Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/57	69,008	75,168
	Golden State Tobacco Securitization Corp. California Revenue	2.746%	6/1/34	2,430	2,005
	Golden State Tobacco Securitization Corp. California Revenue	3.293%	6/1/42	4,645	3,556
	Golden State Tobacco Securitization Corp. California Revenue	3.000%	6/1/46	10,105	9,327
	Grand Parkway Transportation Corp. Texas System Toll Revenue	5.184%	10/1/42	5,645	5,793
	Grand Parkway Transportation Corp. Texas System Toll Revenue	3.236%	10/1/52	28,900	21,219
	Great Lakes Michigan Water Authority Sewage Disposal System Revenue	3.056%	7/1/39	8,495	6,839
	Houston TX GO	6.290%	3/1/32	13,735	14,639
	Illinois GO	5.100%	6/1/33	159,385	157,562
	Illinois Toll Highway Authority Revenue	6.184%	1/1/34	29,200	31,866
27

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	JobsOhio Beverage System OH Statewide Liquor Profits Revenue	4.433%	1/1/33	12,180	12,105
	JobsOhio Beverage System OH Statewide Liquor Profits Revenue	2.833%	1/1/38	5,480	4,391
	Kansas Development Finance Authority Revenue	4.927%	4/15/45	7,745	7,445
[9]	Kansas Development Finance Authority Revenue	2.774%	5/1/51	15,140	10,891
[8]	Kansas Development Finance Authority Revenue (Employees Retirement System)	5.501%	5/1/34	50,000	52,661
	Louisville & Jefferson County KY Metropolitan Sewer District Sewer & Drainage System Revenue	6.250%	5/15/43	19,000	21,839
	Maryland Transportation Authority Facilities Projects Revenue	5.888%	7/1/43	18,985	20,240
	Massachusetts GO	2.514%	7/1/41	8,175	6,107
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	1.753%	8/15/30	27,675	23,484
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.715%	8/15/39	22,105	23,842
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	3.395%	10/15/40	16,520	13,703
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	2.950%	5/15/43	21,350	16,462
	Massachusetts SO Revenue	4.110%	7/15/31	19,740	19,373
	Massachusetts Water Resources Authority Revenue	2.823%	8/1/41	24,550	19,170
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.084%	12/1/34	11,320	9,919
	New Jersey Turnpike Authority Revenue	7.414%	1/1/40	30,285	37,758
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.200%	11/15/26	1,805	1,832
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.814%	11/15/40	27,295	29,089
	New York Metropolitan Transportation Authority Revenue (Climate Bond Certified)	5.175%	11/15/49	23,665	21,700
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	10,860	13,644
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	6.089%	11/15/40	16,085	17,758
	New York State Dormitory Authority Revenue (Personal Income Tax)	3.110%	2/15/39	21,260	17,539
	New York State Dormitory Authority Revenue (Personal Income Tax)	3.190%	2/15/43	12,095	9,511
	New York State Thruway Authority General Revenue	2.900%	1/1/35	16,730	14,449
	New York State Thruway Authority General Revenue	3.500%	1/1/42	9,430	7,916
	North Texas Tollway Authority System Revenue	3.011%	1/1/43	14,315	10,898
	North Texas Tollway Authority System Revenue	6.718%	1/1/49	11,035	13,644
	Oregon Department of Transportation Highway User Tax Revenue	5.834%	11/15/34	25,930	28,218
[8]	Oregon School Boards Association GO	5.528%	6/30/28	50,000	50,776
[9]	Oregon State University General Revenue	3.424%	3/1/60	28,000	20,748
[10]	Philadelphia PA Authority for Industrial Development Revenue	6.550%	10/15/28	66,810	71,738
	Port Authority of New York & New Jersey Revenue	5.859%	12/1/24	2,600	2,624
	Port Authority of New York & New Jersey Revenue	4.458%	10/1/62	44,055	39,844
28

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Port Authority of New York & New Jersey Revenue	4.810%	10/15/65	21,985	21,215
	Riverside CA Pension Obligation Bonds Revenue	3.857%	6/1/45	8,775	7,526
	Riverside County CA Pension Obligation Bonds Revenue	3.818%	2/15/38	9,585	8,704
	Rutgers State University New Jersey Revenue	3.270%	5/1/43	11,960	9,420
	Sales Tax Securitization Corp. Illinois Revenue	3.238%	1/1/42	34,905	27,348
	San Antonio TX Electric & Gas Systems Revenue	2.905%	2/1/48	5,620	4,076
	Texas Natural Gas Securitization Finance Corp. Revenue (Winter Storm Uri)	5.102%	4/1/35	13,630	13,972
	Texas Natural Gas Securitization Finance Corp. Revenue (Winter Storm Uri)	5.169%	4/1/41	20,070	21,066
	Texas Transportation Commission GO	2.562%	4/1/42	7,310	5,509
	Texas Transportation Commission State Highway Revenue	4.000%	10/1/33	12,640	12,085
	University of California Regents Medical Center Pooled Revenue	4.132%	5/15/32	17,265	16,746
	University of California Regents Medical Center Pooled Revenue	6.548%	5/15/48	9,465	11,006
	University of California Regents Medical Center Pooled Revenue	6.583%	5/15/49	15,150	17,631
	University of California Regents Medical Center Pooled Revenue	3.006%	5/15/50	15,445	10,660
	University of California Regents Medical Center Pooled Revenue	4.563%	5/15/53	46,830	42,679
	University of California Regents Medical Center Pooled Revenue	3.256%	5/15/60	26,520	18,214
	University of California Revenue	1.316%	5/15/27	13,075	11,649
	University of California Revenue	1.614%	5/15/30	16,140	13,434
	University of California Revenue	4.765%	5/15/44	5,980	5,773
	University of California Revenue	3.931%	5/15/45	22,370	20,084
	University of Michigan Revenue	2.562%	4/1/50	32,056	21,172
	University of Michigan Revenue	3.504%	4/1/52	7,445	5,905
	University of Minnesota Revenue	4.048%	4/1/52	27,160	23,824
[3]	Utility Debt Securitization Authority NY Restructuring Bonds Revenue	3.435%	12/15/25	3,447	3,433
Total Taxable Municipal Bonds (Cost $1,828,137)					1,672,581
				Shares
Temporary Cash Investments (0.6%)
Money Market Fund (0.0%)
[11]	Vanguard Market Liquidity Fund	5.125%		1,426	143
			Maturity Date	Face Amount ($000)
Repurchase Agreements (0.6%)
	Bank of America Securities, LLC (Dated 5/31/23, Repurchase Value $42,106,000, collateralized by U.S. Treasury Note/Bond 0.500%, 4/30/27, with a value of $42,942,000)	5.050%	6/1/23	42,100	42,100
29

Wellington Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Citigroup Global Markets Inc. (Dated 5/31/23, Repurchase Value $98,914,000, collateralized by U.S. Treasury Note/Bond 0.500%–1.250%, 2/28/26–12/31/26, with a value of $100,878,000)	5.020%	6/1/23	98,900	98,900
Credit Agricole Securities (USA) Inc. (Dated 5/31/23, Repurchase Value $19,303,000, collateralized by U.S. Treasury Note/Bond 3.750%, 4/15/26, with a value of $19,686,000)	5.030%	6/1/23	19,300	19,300
Deutsche Bank Securities, Inc. (Dated 5/31/23, Repurchase Value $65,009,000, collateralized by Federal Farm Credit Bank 0.250%–5.380%, 6/9/23–11/26/36, with a value of $66,301,000)	5.050%	6/1/23	65,000	65,000
HSBC Bank USA (Dated 5/31/23, Repurchase Value $59,608,000, collateralized by U.S. Treasury Note/Bond 2.250%, 5/15/41, with a value of $60,792,000)	5.010%	6/1/23	59,600	59,600
HSBC Bank USA (Dated 5/31/23, Repurchase Value $58,208,000, collateralized by Fannie Mae 2.000%–4.500%, 12/1/35–11/1/52, and Freddie Mac 3.000%–4.000%, 3/1/46–11/1/49, with a value of $59,364,000)	5.050%	6/1/23	58,200	58,200
JP Morgan Securities LLC (Dated 5/31/23, Repurchase Value $35,405,000, collateralized by U.S. Treasury Note/Bond 1.375%–4.000%, 2/15/26–11/15/50, with a value of $36,108,000)	5.040%	6/1/23	35,400	35,400
Nomura International plc (Dated 5/31/23, Repurchase Value $34,205,000, collateralized by Treasury Inflation Indexed Note/Bond 3.875%, 4/15/29, and U.S. Treasury Note/Bond 1.625%–4.500%, 7/31/29–11/15/50, with a value of $34,884,000)	5.050%	6/1/23	34,200	34,200
RBC Capital Markets LLC (Dated 5/31/23, Repurchase Value $21,403,000, collateralized by Fannie Mae 3.500%, 2/1/43, U.S. Treasury Bill 0.000%, 9/19/23–3/21/24, and U.S. Treasury Note/Bond 1.000%, 7/31/28, with a value of $21,828,000)	5.010%	6/1/23	21,400	21,400
Societe Generale (Dated 5/31/23, Repurchase Value $27,304,000, collateralized by U.S. Treasury Bill 0.000%, 5/16/24, with a value of $27,846,000)	5.050%	6/1/23	27,300	27,300
30

Wellington Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
TD Securities (USA) LLC (Dated 5/31/23, Repurchase Value $46,807,000, collateralized by Ginnie Mae 3.000%, 9/20/51, with a value of $47,736,000)	5.050%	6/1/23	46,800	46,800
Wells Fargo & Co. (Dated 5/31/23, Repurchase Value $97,614,000, collateralized by Fannie Mae 2.000%–6.000%, 2/1/27–5/1/58, with a value of $99,552,000)	5.060%	6/1/23	97,600	97,600
				605,800
Total Temporary Cash Investments (Cost $605,940)				605,943
Total Investments (99.5%) (Cost $82,835,019)				102,401,612
Other Assets and Liabilities—Net (0.5%)				465,557
Net Assets (100%)				102,867,169
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Securities with a value of $673,000 have been segregated as collateral for certain recently closed To Be Announced (TBA) transactions.
2	Securities with a value of $24,341,000 have been segregated as initial margin for open futures contracts.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2023, the aggregate value was $6,212,648,000, representing 6.0% of net assets.
6	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2023.
8	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
9	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
10	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
11	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
1M—1-month.
ADR—American Depositary Receipt.
DAC—Designated Activity Company.
GO—General Obligation Bond.
LIBOR—London Interbank Offered Rate.
REMICS—Real Estate Mortgage Investment Conduits.
SO—Special Obligation.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
UMBS—Uniform Mortgage-Backed Securities.
USD—U.S. dollar.
31

Wellington Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	September 2023	10,922	1,191,351	(457)
10-Year U.S. Treasury Note	September 2023	2,553	292,239	194
				(263)

Short Futures Contracts
Ultra 10-Year U.S. Treasury Note	September 2023	(2,566)	(309,083)	(1,751)
				(2,014)
See accompanying Notes, which are an integral part of the Financial Statements.
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Wellington Fund
Statement of Assets and Liabilities
As of May 31, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $82,834,879)	102,401,469
Affiliated Issuers (Cost $140)	143
Total Investments in Securities	102,401,612
Investment in Vanguard	3,679
Foreign Currency, at Value (Cost $1,606)	1,567
Receivables for Investment Securities Sold	712,448
Receivables for Accrued Income	487,220
Receivables for Capital Shares Issued	14,796
Variation Margin Receivable—Futures Contracts	3,659
Total Assets	103,624,981
Liabilities
Due to Custodian	5,901
Payables for Investment Securities Purchased	676,523
Payables for Capital Shares Redeemed	49,032
Payables to Investment Advisor	20,067
Payables to Vanguard	6,289
Total Liabilities	757,812
Net Assets	102,867,169
At May 31, 2023, net assets consisted of:

Paid-in Capital	81,544,086
Total Distributable Earnings (Loss)	21,323,083
Net Assets	102,867,169

Investor Shares—Net Assets
Applicable to 314,307,310 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	12,527,855
Net Asset Value Per Share—Investor Shares	$39.86

Admiral Shares—Net Assets
Applicable to 1,312,505,409 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	90,339,314
Net Asset Value Per Share—Admiral Shares	$68.83
See accompanying Notes, which are an integral part of the Financial Statements.
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Wellington Fund
Statement of Operations

Six Months Ended May 31, 2023
($000)
Investment Income
Income
Dividends[1]	637,219
Interest[2]	657,907
Securities Lending—Net	32
Total Income	1,295,158
Expenses
Investment Advisory Fees—Note B
Basic Fee	39,909
Performance Adjustment	(1,530)
The Vanguard Group—Note C
Management and Administrative—Investor Shares	10,897
Management and Administrative—Admiral Shares	43,348
Marketing and Distribution—Investor Shares	337
Marketing and Distribution—Admiral Shares	1,737
Custodian Fees	183
Shareholders’ Reports—Investor Shares	175
Shareholders’ Reports—Admiral Shares	183
Trustees’ Fees and Expenses	23
Other Expenses	1,728
Total Expenses	96,990
Expenses Paid Indirectly	(142)
Net Expenses	96,848
Net Investment Income	1,198,310
Realized Net Gain (Loss)
Investment Securities Sold[2]	1,417,422
Futures Contracts	14,792
Swap Contracts	(4,434)
Foreign Currencies	2,200
Realized Net Gain (Loss)	1,429,980
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(1,300,319)
Futures Contracts	(5,162)
Foreign Currencies	815
Change in Unrealized Appreciation (Depreciation)	(1,304,666)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,323,624
1	Dividends are net of foreign withholding taxes of $7,470,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $0, less than $1,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.
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Wellington Fund
Statement of Changes in Net Assets

	Six Months Ended May 31, 2023	Year Ended November 30, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,198,310	2,281,729
Realized Net Gain (Loss)	1,429,980	6,068,373
Change in Unrealized Appreciation (Depreciation)	(1,304,666)	(18,654,799)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,323,624	(10,304,697)
Distributions
Investor Shares	(850,330)	(1,281,722)
Admiral Shares	(6,102,105)	(9,066,000)
Total Distributions	(6,952,435)	(10,347,722)
Capital Share Transactions
Investor Shares	122,537	207,506
Admiral Shares	1,783,576	3,179,261
Net Increase (Decrease) from Capital Share Transactions	1,906,113	3,386,767
Total Increase (Decrease)	(3,722,698)	(17,265,652)
Net Assets
Beginning of Period	106,589,867	123,855,519
End of Period	102,867,169	106,589,867
See accompanying Notes, which are an integral part of the Financial Statements.
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Wellington Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended May 31, 2023	Year Ended November 30,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$42.19	$50.15	$46.10	$43.72	$41.86	$43.45
Investment Operations
Net Investment Income[1]	.445	.857	.811	.966	1.098	1.083
Net Realized and Unrealized Gain (Loss) on Investments	(.030)	(4.681)	6.638	3.345	4.269	.100
Total from Investment Operations	.415	(3.824)	7.449	4.311	5.367	1.183
Distributions
Dividends from Net Investment Income	(.465)	(.828)	(.818)	(1.004)	(1.099)	(1.086)
Distributions from Realized Capital Gains	(2.280)	(3.308)	(2.581)	(.927)	(2.408)	(1.687)
Total Distributions	(2.745)	(4.136)	(3.399)	(1.931)	(3.507)	(2.773)
Net Asset Value, End of Period	$39.86	$42.19	$50.15	$46.10	$43.72	$41.86
Total Return[2]	1.31%	-8.43%	17.16%	10.41%	14.22%	2.80%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$12,528	$13,097	$15,469	$15,635	$17,209	$16,438
Ratio of Total Expenses to Average Net Assets[3]	0.26%[4]	0.25%[4]	0.24%	0.24%	0.25%	0.25%
Ratio of Net Investment Income to Average Net Assets	2.24%	1.98%	1.70%	2.28%	2.70%	2.58%
Portfolio Turnover Rate[5]	19%	41%	35%	51%	28%	34%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of (0.00%), (0.01%), (0.02%), (0.02%), (0.00%), and (0.01%).
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset and broker commission abatement arrangements was 0.26% and 0.25%, respectively.
5	Includes 0%, 8%, 2%, 3%, 1%, and 2%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.
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Wellington Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended May 31, 2023	Year Ended November 30,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$72.86	$86.61	$79.62	$75.51	$72.29	$75.04
Investment Operations
Net Investment Income[1]	.796	1.540	1.464	1.720	1.954	1.929
Net Realized and Unrealized Gain (Loss) on Investments	(.058)	(8.083)	11.461	5.784	7.379	.172
Total from Investment Operations	.738	(6.543)	12.925	7.504	9.333	2.101
Distributions
Dividends from Net Investment Income	(.831)	(1.493)	(1.477)	(1.794)	(1.955)	(1.936)
Distributions from Realized Capital Gains	(3.937)	(5.714)	(4.458)	(1.600)	(4.158)	(2.915)
Total Distributions	(4.768)	(7.207)	(5.935)	(3.394)	(6.113)	(4.851)
Net Asset Value, End of Period	$68.83	$72.86	$86.61	$79.62	$75.51	$72.29
Total Return[2]	1.34%	-8.36%	17.25%	10.50%	14.33%	2.88%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$90,339	$93,492	$108,386	$96,009	$93,469	$86,207
Ratio of Total Expenses to Average Net Assets[3]	0.18%[4]	0.17%[4]	0.16%	0.16%	0.17%	0.17%
Ratio of Net Investment Income to Average Net Assets	2.32%	2.06%	1.77%	2.35%	2.78%	2.66%
Portfolio Turnover Rate[5]	19%	41%	35%	51%	28%	34%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of (0.00%), (0.01%), (0.02%), (0.02%), (0.00%), and (0.01%).
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset and broker commission abatement arrangements was 0.18% and 0.17%, respectively.
5	Includes 0%, 8%, 2%, 3%, 1%, and 2%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.
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Wellington Fund
Notes to Financial Statements
Vanguard Wellington Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also
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Wellington Fund
enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
4. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
5. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
6. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing
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Wellington Fund
brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended May 31, 2023, the fund’s average investments in long and short futures contracts represented 1% and less than 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
7. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting
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Wellington Fund
arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
During the six months ended May 31, 2023, the fund's average amounts of investments in credit protection sold and credit protection purchased represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period. The fund had no open credit default swap contracts at May 31, 2023.
8. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
9. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
10. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide
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Wellington Fund
that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
11. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended May 31, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
12. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
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Wellington Fund
Taxes on foreign dividends and capital gains have been provided for in accordance with the fund’s understanding of the applicable countries’ tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  Wellington Management Company llp provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. The basic fee is subject to quarterly adjustments based on the fund's performance relative to the combined index comprising the S&P 500 Index and the Bloomberg Capital U.S. Credit A or Better Bond Index for the preceding three years. For the six months ended May 31, 2023, the investment advisory fee represented an effective annual basic rate of 0.08% of the fund’s average net assets before a net decrease of $1,530,000 (0.00%) based on performance.
C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2023, the fund had contributed to Vanguard capital in the amount of $3,679,000, representing less than 0.01% of the fund’s net assets and 1.47% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.  The fund has asked its investment advisor to direct certain security trades, subject to obtaining the best price and execution, to brokers who have agreed to rebate to the fund part of the commissions generated. Such rebates are used solely to reduce the fund’s management and administrative expenses. The fund's custodian bank has also agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended May 31, 2023, these arrangements reduced the fund's management and administrative expenses by $27,000 and custodian fees by $115,000. The total expense reduction represented an effective annual rate of less than 0.01% of the fund's average net assets.
E.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
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Wellington Fund
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of May 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	62,664,860	4,679,615	—	67,344,475
U.S. Government and Agency Obligations	—	8,202,051	—	8,202,051
Asset-Backed/Commercial Mortgage-Backed Securities	—	801,502	—	801,502
Corporate Bonds	—	22,967,807	—	22,967,807
Sovereign Bonds	—	807,253	—	807,253
Taxable Municipal Bonds	—	1,672,581	—	1,672,581
Temporary Cash Investments	143	605,800	—	605,943
Total	62,665,003	39,736,609	—	102,401,612

Derivative Financial Instruments
Assets
Futures Contracts[1]	194	—	—	194
Liabilities
Futures Contracts[1]	2,208	—	—	2,208
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
F.  Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended May 31, 2023, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Credit Contracts ($000)	Total ($000)
Futures Contracts	14,792	—	14,792
Swap Contracts	—	(4,434)	(4,434)
Realized Net Gain (Loss) on Derivatives	14,792	(4,434)	10,358

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(5,162)	—	(5,162)
Change in Unrealized Appreciation (Depreciation) on Derivatives	(5,162)	—	(5,162)
44

Wellington Fund
G.  As of May 31, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	83,012,805
Gross Unrealized Appreciation	25,280,536
Gross Unrealized Depreciation	(5,893,743)
Net Unrealized Appreciation (Depreciation)	19,386,793
H.  During the six months ended May 31, 2023, the fund purchased $10,047,305,000 of investment securities and sold $13,120,451,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $8,982,186,000 and $9,985,737,000, respectively.
I.  Capital share transactions for each class of shares were:
	Six Months Ended May 31, 2023		Year Ended November 30, 2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	446,834	11,267	1,286,082	29,118
Issued in Lieu of Cash Distributions	813,707	21,327	1,221,648	25,794
Redeemed	(1,138,004)	(28,692)	(2,300,224)	(52,957)
Net Increase (Decrease)—Investor Shares	122,537	3,902	207,506	1,955
Admiral Shares
Issued	2,175,001	31,773	6,311,279	83,059
Issued in Lieu of Cash Distributions	5,643,902	85,688	8,395,579	102,747
Redeemed	(6,035,327)	(88,061)	(11,527,597)	(154,162)
Net Increase (Decrease)—Admiral Shares	1,783,576	29,400	3,179,261	31,644
J.  Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
45

Wellington Fund
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund's use of derivative(s) and the specific risks associated is described under significant accounting policies.
K.  Management has determined that no events or transactions occurred subsequent to May 31, 2023, that would require recognition or disclosure in these financial statements.
46

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Wellington Fund approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Wellington™ Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2022, through December 31, 2022 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
47

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© 2023 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q212 072023

Semiannual Report   |   May 31, 2023
Vanguard U.S. Factor ETFs
Vanguard U.S. Minimum Volatility ETF
Vanguard U.S. Momentum Factor ETF
Vanguard U.S. Multifactor ETF
Vanguard U.S. Quality Factor ETF
Vanguard U.S. Value Factor ETF

Contents
About Your Fund’s Expenses	1
U.S. Minimum Volatility ETF	3
U.S. Momentum Factor ETF	15
U.S. Multifactor ETF	31
U.S. Quality Factor ETF	46
U.S. Value Factor ETF	62
Trustees Approve Advisory Arrangements	78
Liquidity Risk Management	80

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended May 31, 2023
	Beginning Account Value 11/30/2022	Ending Account Value 5/31/2023	Expenses Paid During Period
Based on Actual Fund Return
U.S. Minimum Volatility ETF	$1,000.00	$952.50	$0.63
U.S. Momentum Factor ETF	$1,000.00	$927.00	$0.62
U.S. Multifactor ETF	$1,000.00	$917.30	$0.86
U.S. Quality Factor ETF	$1,000.00	$948.40	$0.63
U.S. Value Factor ETF	$1,000.00	$884.60	$0.61
Based on Hypothetical 5% Yearly Return
U.S. Minimum Volatility ETF	$1,000.00	$1,024.28	$0.66
U.S. Momentum Factor ETF	$1,000.00	$1,024.28	$0.66
U.S. Multifactor ETF	$1,000.00	$1,024.03	$0.91
U.S. Quality Factor ETF	$1,000.00	$1,024.28	$0.66
U.S. Value Factor ETF	$1,000.00	$1,024.28	$0.66
The calculations are based on expenses incurred in the most recent six-month period. The funds' annualized six-month expense ratios for that period are 0.13% for the U.S. Minimum Volatility ETF, 0.13% for the U.S. Momentum Factor ETF, 0.18% for the U.S. Multifactor ETF,
0.13% for the U.S. Quality Factor ETF, and 0.13% for the U.S. Value Factor ETF. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/365).

U.S. Minimum Volatility ETF
Fund Allocation
As of May 31, 2023
Consumer Discretionary	12.1%
Consumer Staples	12.2
Energy	3.0
Financials	12.7
Health Care	16.1
Industrials	11.1
Real Estate	1.5
Technology	19.8
Telecommunications	6.3
Utilities	5.2
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.

U.S. Minimum Volatility ETF
Financial Statements (unaudited)
Schedule of Investments
As of May 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.3%)
Consumer Discretionary (12.0%)
	Electronic Arts Inc.	11,089	1,419
	McDonald's Corp.	4,745	1,353
*	Liberty Media Corp.- Liberty Braves Class C	24,421	896
*	Grand Canyon Education Inc.	7,454	781
	Walmart Inc.	5,258	772
*	O'Reilly Automotive Inc.	800	723
	Service Corp. International	10,919	695
	Madison Square Garden Sports Corp.	2,436	430
*	QuinStreet Inc.	44,363	409
*	Liberty Media Corp.- Liberty Braves Class A	10,252	383
*	AutoZone Inc.	150	358
*	Instructure Holdings Inc.	13,428	330
*	Adtalem Global Education Inc.	6,517	271
	Rollins Inc.	6,508	256
*	Stride Inc.	6,343	256
	Laureate Education Inc.	18,536	224
	H&R Block Inc.	3,763	112
	Ermenegildo Zegna NV	8,708	99
	Graham Holdings Co. Class B	139	79
*	Knowles Corp.	2,273	41
*	Cars.com Inc.	1,820	32
			9,919
Consumer Staples (12.0%)
	Church & Dwight Co. Inc.	14,473	1,338
	McKesson Corp.	3,249	1,270
	Procter & Gamble Co.	5,994	854
	Colgate-Palmolive Co.	11,422	850
	Hershey Co.	2,612	678
	Hormel Foods Corp.	16,912	647
	John B Sanfilippo & Son Inc.	5,029	585
	Flowers Foods Inc.	22,518	563
	Altria Group Inc.	11,887	528
	Kellogg Co.	7,259	485
	Kimberly-Clark Corp.	3,244	436
	Mondelez International Inc. Class A	4,862	357
	CVS Health Corp.	5,046	343
	Universal Corp.	4,837	249
	Weis Markets Inc.	3,559	212
[1]	PetMed Express Inc.	13,578	201
	Coca-Cola Co.	1,837	110
	Lancaster Colony Corp.	358	70
	PepsiCo Inc.	363	66
		Shares	Market Value• ($000)
	Reynolds Consumer Products Inc.	2,198	60
	J M Smucker Co.	405	59
			9,961
Energy (3.0%)
	Exxon Mobil Corp.	9,682	989
	Chevron Corp.	5,423	817
	Williams Cos. Inc.	16,329	468
	Kinder Morgan Inc.	12,617	203
			2,477
Financials (12.6%)
	City Holding Co.	12,077	1,041
	Safety Insurance Group Inc.	14,286	1,040
	First Financial Corp.	28,780	934
	White Mountains Insurance Group Ltd.	640	867
*	Enstar Group Ltd.	3,576	842
*	Columbia Financial Inc.	41,929	677
	AMERISAFE Inc.	11,059	565
	Westamerica BanCorp	13,575	514
	Waterstone Financial Inc.	36,257	490
	Northwest Bancshares Inc.	37,538	394
	Travelers Cos. Inc.	2,225	377
	Intercontinental Exchange Inc.	3,080	326
	CME Group Inc.	1,765	315
	Great Southern Bancorp Inc.	6,007	292
	Progressive Corp.	1,600	205
	Donegal Group Inc. Class A	13,137	189
	Community Trust Bancorp Inc.	5,564	187
	Cboe Global Markets Inc.	1,357	180
*	Blue Foundry Bancorp	16,353	152
	Camden National Corp.	5,103	151
	TFS Financial Corp.	11,847	134
	Horace Mann Educators Corp.	3,515	106
	Stock Yards Bancorp Inc.	2,383	100
	Southside Bancshares Inc.	2,296	61
	Capitol Federal Financial Inc.	9,829	59
	HarborOne Bancorp Inc.	7,024	58
	CVB Financial Corp.	3,441	41
*	FVCBankcorp Inc.	3,952	40
	Bank of Marin Bancorp	2,173	35
	Employers Holdings Inc.	921	33
	HomeTrust Bancshares Inc.	1,243	24
			10,429
Health Care (16.0%)
	Johnson & Johnson	8,555	1,326
	Merck & Co. Inc.	12,011	1,326
	AbbVie Inc.	8,527	1,176

U.S. Minimum Volatility ETF
		Shares	Market Value• ($000)
	Bristol-Myers Squibb Co.	17,668	1,138
	Gilead Sciences Inc.	14,782	1,137
	Amgen Inc.	4,352	960
	National HealthCare Corp.	14,175	860
	HealthStream Inc.	27,965	644
*	Computer Programs and Systems Inc.	23,242	555
	Becton Dickinson & Co.	2,217	536
*	NextGen Healthcare Inc.	32,878	512
*	United Therapeutics Corp.	2,359	495
*	Prestige Consumer Healthcare Inc.	8,014	459
	Pfizer Inc.	10,390	395
*	Incyte Corp.	5,552	342
	Chemed Corp.	559	298
*	Vertex Pharmaceuticals Inc.	907	293
	Eli Lilly & Co.	589	253
*	Amphastar Pharmaceuticals Inc.	3,292	146
	UnitedHealth Group Inc.	186	91
	Premier Inc. Class A	2,628	66
	Perrigo Co. plc	1,905	61
	Royalty Pharma plc Class A	1,705	56
*	Neurocrine Biosciences Inc.	545	49
*	Theravance Biopharma Inc.	2,954	33
*	Cogent Biosciences Inc.	1,496	18
			13,225
Industrials (11.1%)
*	OSI Systems Inc.	11,090	1,320
*	Huron Consulting Group Inc.	16,233	1,319
	Lockheed Martin Corp.	2,833	1,258
	Northrop Grumman Corp.	2,858	1,245
	Jack Henry & Associates Inc.	6,596	1,008
*	FTI Consulting Inc.	4,255	800
	Cass Information Systems Inc.	14,495	560
	Heartland Express Inc.	33,403	521
	Accenture plc Class A	1,207	369
	L3Harris Technologies Inc.	1,696	298
	Ennis Inc.	11,637	225
	Marten Transport Ltd.	4,767	101
	General Dynamics Corp.	218	44
	PFSweb Inc.	7,545	33
	Argan Inc.	438	18
*	Vishay Precision Group Inc.	504	18
			9,137
Real Estate (1.5%)
	Equity Commonwealth	59,399	1,215
Technology (19.6%)
	Roper Technologies Inc.	2,997	1,361
	International Business Machines Corp.	10,283	1,322
	Texas Instruments Inc.	7,513	1,306
	Amdocs Ltd.	13,840	1,303
*	Super Micro Computer Inc.	5,572	1,248
	Apple Inc.	6,568	1,164
	Dolby Laboratories Inc. Class A	12,803	1,057
	Microsoft Corp.	2,327	764
*	Verint Systems Inc.	19,695	707
*	CommVault Systems Inc.	8,698	606
	Hewlett Packard Enterprise Co.	41,194	594
*	Alphabet Inc. Class A	4,445	546
*	Rogers Corp.	3,212	506
*	Rambus Inc.	6,683	428
	NetApp Inc.	6,303	418
*	NetScout Systems Inc.	12,421	379
*	Agilysys Inc.	4,730	352
		Shares	Market Value• ($000)
	Leidos Holdings Inc.	4,371	341
	Oracle Corp.	2,729	289
	Gen Digital Inc. (XNGS)	16,440	288
*	Yelp Inc. Class A	8,456	283
	Analog Devices Inc.	1,412	251
*	Envestnet Inc.	3,547	186
*	TTM Technologies Inc.	12,407	170
	CSG Systems International Inc.	1,373	66
*	Alphabet Inc. Class C	514	64
	PC Connection Inc.	1,297	58
*	Cirrus Logic Inc.	736	57
	Dell Technologies Inc. Class C	1,072	48
*	TrueCar Inc.	12,780	29
	Shutterstock Inc.	272	14
			16,205
Telecommunications (6.3%)
	Verizon Communications Inc.	33,926	1,209
*	T-Mobile US Inc.	8,382	1,150
	AT&T Inc.	54,714	861
	InterDigital Inc.	6,318	524
	Cisco Systems Inc.	10,518	522
	Shenandoah Telecommunications Co.	14,952	284
	ATN International Inc.	6,746	253
*	United States Cellular Corp.	14,731	211
	Iridium Communications Inc.	1,585	95
*	Anterix Inc.	1,279	42
	Motorola Solutions Inc.	85	24
			5,175
Utilities (5.2%)
	Chesapeake Utilities Corp.	9,238	1,180
	Consolidated Edison Inc.	6,006	560
	Duke Energy Corp.	6,154	550
	Northwest Natural Holding Co.	12,506	534
	WEC Energy Group Inc.	5,189	453
	Waste Management Inc.	1,991	322
	NorthWestern Corp.	4,609	261
	MGE Energy Inc.	1,817	130
	Spire Inc.	1,860	120
	ONE Gas Inc.	1,091	88
	DTE Energy Co.	358	39
	CMS Energy Corp.	527	31
			4,268
Total Common Stocks (Cost $81,702)			82,011
Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
[2,3]	Vanguard Market Liquidity Fund, 5.125% (Cost $496)	4,967	496
Total Investments (99.9%) (Cost $82,198)			82,507
Other Assets and Liabilities—Net (0.1%)			42
Net Assets (100%)			82,549
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $116,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $117,000 was received for securities on loan.

U.S. Minimum Volatility ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2023	1	210	12
Micro E-mini S&P 500 Index	June 2023	7	147	2
				14

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Minimum Volatility ETF
Statement of Assets and Liabilities
As of May 31, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $81,702)	82,011
Affiliated Issuers (Cost $496)	496
Total Investments in Securities	82,507
Investment in Vanguard	3
Cash Collateral Pledged—Futures Contracts	24
Receivables for Investment Securities Sold	8
Receivables for Accrued Income	141
Total Assets	82,683
Liabilities
Due to Custodian	8
Payables for Investment Securities Purchased	2
Collateral for Securities on Loan	117
Payables to Vanguard	5
Variation Margin Payable—Futures Contracts	2
Total Liabilities	134
Net Assets	82,549
1 Includes $116,000 of securities on loan.
At May 31, 2023, net assets consisted of:

Paid-in Capital	87,906
Total Distributable Earnings (Loss)	(5,357)
Net Assets	82,549

Net Assets
Applicable to 855,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	82,549
Net Asset Value Per Share	$96.55

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Minimum Volatility ETF
Statement of Operations

Six Months Ended May 31, 2023
($000)
Investment Income
Income
Dividends	1,194
Interest[1]	10
Securities Lending—Net	20
Total Income	1,224
Expenses
The Vanguard Group—Note B
Investment Advisory Services	—
Management and Administrative	36
Marketing and Distribution	—
Custodian Fees	—
Shareholders’ Reports	13
Trustees’ Fees and Expenses	—
Professional Services	6
Total Expenses	55
Net Investment Income	1,169
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	1,505
Futures Contracts	3
Realized Net Gain (Loss)	1,508
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(6,868)
Futures Contracts	6
Change in Unrealized Appreciation (Depreciation)	(6,862)
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,185)
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $10,000, less than $1,000, less than $1,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $2,524,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Minimum Volatility ETF
Statement of Changes in Net Assets

	Six Months Ended May 31, 2023	Year Ended November 30, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,169	1,311
Realized Net Gain (Loss)	1,508	2,030
Change in Unrealized Appreciation (Depreciation)	(6,862)	(43)
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,185)	3,298
Distributions
Total Distributions	(1,206)	(1,062)
Capital Share Transactions
Issued	21,383	42,084
Issued in Lieu of Cash Distributions	—	—
Redeemed	(14,231)	(10,661)
Net Increase (Decrease) from Capital Share Transactions	7,152	31,423
Total Increase (Decrease)	1,761	33,659
Net Assets
Beginning of Period	80,788	47,129
End of Period	82,549	80,788

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Minimum Volatility ETF
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended May 31, 2023	February 13, 2018[1] to November 30, 2018	Year Ended November 30,
			2022	2021	2020	2019
Net Asset Value, Beginning of Period	$102.91	$100.28	$87.08	$91.10	$81.69	$75.00
Investment Operations
Net Investment Income[2]	1.363	2.160	1.374	1.779	2.632	1.887
Net Realized and Unrealized Gain (Loss) on Investments	(6.257)	2.231	13.497	(3.776)	8.996	5.677
Total from Investment Operations	(4.894)	4.391	14.871	(1.997)	11.628	7.564
Distributions
Dividends from Net Investment Income	(1.466)	(1.761)	(1.671)	(2.023)	(2.218)	(.874)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.466)	(1.761)	(1.671)	(2.023)	(2.218)	(.874)
Net Asset Value, End of Period	$96.55	$102.91	$100.28	$87.08	$91.10	$81.69
Total Return	-4.75%	4.46%	17.22%	-1.99%	14.58%	10.07%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$83	$81	$47	$57	$91	$22
Ratio of Total Expenses to Average Net Assets	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%[3]
Ratio of Net Investment Income to Average Net Assets	2.40%	2.18%	1.43%	2.14%	3.05%	2.90%[3]
Portfolio Turnover Rate	5%[4]	32%[4]	46%[4]	83%[4]	23%	5%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	Annualized.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Minimum Volatility ETF
Notes to Financial Statements
Vanguard U.S. Minimum Volatility ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. ETF Shares are listed for trading on Cboe BZX Exchange, Inc.; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended May 31, 2023, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.

U.S. Minimum Volatility ETF
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

U.S. Minimum Volatility ETF
For the six months ended May 31, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2023, the fund had contributed to Vanguard capital in the amount of $3,000, representing less than 0.01% of the fund’s net assets and less than 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At May 31, 2023, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.
D.	As of May 31, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	82,198
Gross Unrealized Appreciation	7,070
Gross Unrealized Depreciation	(6,747)
Net Unrealized Appreciation (Depreciation)	323
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at November 30, 2022, the fund had available capital losses totaling $7,522,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending November 30,

U.S. Minimum Volatility ETF
2023; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended May 31, 2023, the fund purchased $25,822,000 of investment securities and sold $18,757,000 of investment securities, other than temporary cash investments. Purchases and sales include $0 and $14,148,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended May 31, 2023, such purchases were $385,000 and sales were $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital shares issued and redeemed were:

	Six Months Ended May 31, 2023	Year Ended November 30, 2022
	Shares (000)	Shares (000)
Issued	215	425
Issued in Lieu of Cash Distributions	—	—
Redeemed	(145)	(110)
Net Increase (Decrease) in Shares Outstanding	70	315
G.	Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund's use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.	Management has determined that no events or transactions occurred subsequent to May 31, 2023, that would require recognition or disclosure in these financial statements.

U.S. Momentum Factor ETF
Fund Allocation
As of May 31, 2023
Basic Materials	3.2%
Consumer Discretionary	23.6
Consumer Staples	5.1
Energy	3.2
Financials	6.7
Health Care	21.4
Industrials	18.4
Real Estate	0.2
Technology	16.3
Telecommunications	1.8
Utilities	0.1
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.

U.S. Momentum Factor ETF
Financial Statements (unaudited)
Schedule of Investments
As of May 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.6%)
Basic Materials (3.2%)
	Air Products and Chemicals Inc.	7,255	1,953
	Nucor Corp.	6,932	915
	Timken Co.	12,769	914
	Commercial Metals Co.	14,790	632
	Ryerson Holding Corp.	15,748	535
	Southern Copper Corp.	7,973	532
	Steel Dynamics Inc.	5,576	512
*	RBC Bearings Inc.	2,475	491
	Sylvamo Corp.	8,915	351
	Orion Engineered Carbons SA	13,560	314
	Mueller Industries Inc.	4,181	311
	Carpenter Technology Corp.	5,670	259
	Olympic Steel Inc.	5,663	237
	Materion Corp.	1,995	200
	Worthington Industries Inc.	3,519	198
	Linde plc	561	198
*	Rayonier Advanced Materials Inc.	45,754	156
	Haynes International Inc.	3,450	150
	Koppers Holdings Inc.	4,437	129
	Freeport-McMoRan Inc.	3,429	118
	Reliance Steel & Aluminum Co.	391	92
*	Clearwater Paper Corp.	2,306	70
	UFP Industries Inc.	901	70
*	Piedmont Lithium Inc.	1,100	60
			9,397
Consumer Discretionary (23.5%)
*	O'Reilly Automotive Inc.	3,561	3,217
*	Netflix Inc.	7,658	3,027
*	Chipotle Mexican Grill Inc. Class A	1,415	2,938
	Starbucks Corp.	28,539	2,787
	TJX Cos. Inc.	29,257	2,247
*	Uber Technologies Inc.	56,974	2,161
*	AutoZone Inc.	892	2,129
*	Booking Holdings Inc.	706	1,771
	Lennar Corp. Class A	13,398	1,435
	McDonald's Corp.	4,677	1,333
*	NVR Inc.	238	1,322
	BorgWarner Inc. (XNYS)	27,923	1,238
*	Deckers Outdoor Corp.	2,600	1,235
	PulteGroup Inc.	18,551	1,226
	DR Horton Inc.	10,858	1,160
*	elf Beauty Inc.	11,142	1,159
		Shares	Market Value• ($000)
	Tempur Sealy International Inc.	31,315	1,116
	Churchill Downs Inc.	7,845	1,065
*	Spotify Technology SA	7,148	1,064
*	Crocs Inc.	8,673	974
*	Skechers USA Inc. Class A	18,894	971
*	Las Vegas Sands Corp.	15,784	870
*	Five Below Inc.	5,006	864
	Wynn Resorts Ltd.	8,631	852
	Wingstop Inc.	3,971	792
	Tapestry Inc.	19,061	763
*	United Airlines Holdings Inc.	15,618	741
*	Green Brick Partners Inc.	15,394	737
*	Roblox Corp. Class A	16,507	691
	Dick's Sporting Goods Inc.	5,241	668
*	Visteon Corp.	4,970	664
	Academy Sports & Outdoors Inc.	13,269	650
	PVH Corp.	7,493	644
*	Liberty Media Corp.-Liberty Formula One Class C	8,381	590
	Yum! Brands Inc.	4,583	590
*	M/I Homes Inc.	8,335	589
*	DraftKings Inc. Class A	25,231	589
*	Asbury Automotive Group Inc.	2,767	579
	Toll Brothers Inc.	8,453	572
*	Coty Inc. Class A	51,552	559
	Inter Parfums Inc.	4,296	540
*	Ulta Beauty Inc.	1,308	536
*	Royal Caribbean Cruises Ltd.	6,586	533
	Meritage Homes Corp.	4,515	521
*	BJ's Wholesale Club Holdings Inc.	8,127	509
*	Light & Wonder Inc.	8,571	500
*	Fox Factory Holding Corp.	5,232	465
*	Copart Inc.	5,217	457
*	Integral Ad Science Holding Corp.	23,983	453
	Genuine Parts Co.	3,006	448
	Ross Stores Inc.	4,245	440
*	Floor & Decor Holdings Inc. Class A	4,651	425
	Hyatt Hotels Corp. Class A	3,869	416
*	Life Time Group Holdings Inc.	21,776	414
*	Cars.com Inc.	23,086	407
*	Taylor Morrison Home Corp. Class A	9,515	404
*	Etsy Inc.	4,753	385
*,1	Instructure Holdings Inc.	15,346	377

U.S. Momentum Factor ETF
		Shares	Market Value• ($000)
*	Skyline Champion Corp.	6,432	374
*	ACV Auctions Inc. Class A	20,866	356
	Winmark Corp.	1,089	355
*	Xponential Fitness Inc. Class A	13,286	352
	Rush Enterprises Inc. Class A	6,711	351
	International Game Technology plc	14,168	347
*	Lululemon Athletica Inc.	1,004	333
*	Hovnanian Enterprises Inc. Class A	3,900	327
[1]	U-Haul Holding Co. (XNYS)	6,138	324
*	Duolingo Inc.	2,168	324
	Rollins Inc.	8,006	315
*	Burlington Stores Inc.	2,025	305
	MGM Resorts International	7,745	304
	Texas Roadhouse Inc. Class A	2,770	299
[1]	Copa Holdings SA Class A	2,799	294
*	XPEL Inc.	4,122	284
*	Kura Sushi USA Inc. Class A	3,356	273
	Dillard's Inc. Class A	987	272
*	Adtalem Global Education Inc.	6,406	266
*	BJ's Restaurants Inc.	8,802	262
*	Lions Gate Entertainment Corp. Class A	25,109	259
	Bloomin' Brands Inc.	10,158	243
*	Adient plc	7,078	238
*	Tri Pointe Homes Inc.	7,851	229
*	WW International Inc.	34,941	229
	Service Corp. International	3,551	226
*	PowerSchool Holdings Inc. Class A	11,541	219
*	Brinker International Inc.	5,861	214
*	Bowlero Corp.	18,200	209
	Penske Automotive Group Inc.	1,474	204
	RCI Hospitality Holdings Inc.	2,691	194
	Omnicom Group Inc.	2,122	187
	Lennar Corp. Class B	1,927	182
	Scholastic Corp.	4,078	173
*	Liberty Media Corp.- Liberty Formula One Class A	2,648	167
*	Chico's FAS Inc.	36,051	164
	Foot Locker Inc.	6,398	162
	Hibbett Inc.	4,445	160
	Harley-Davidson Inc.	5,110	159
	Madison Square Garden Sports Corp.	896	158
	Build-A-Bear Workshop Inc.	8,678	158
*	Destination XL Group Inc.	37,458	156
*	Liberty Media Corp.- Liberty Braves Class C	4,235	155
*	Master Craft Boat Holdings Inc.	5,719	152
	Oxford Industries Inc.	1,498	150
*	PROG Holdings Inc.	4,548	148
*	Stoneridge Inc.	9,000	147
	Strategic Education Inc.	1,856	146
	Century Communities Inc.	2,271	144
*	OneSpaWorld Holdings Ltd.	13,563	141
*	Grand Canyon Education Inc.	1,250	131
*	AutoNation Inc.	941	123
*	Cavco Industries Inc.	475	118
*	Chuy's Holdings Inc.	3,071	113
*	Dave & Buster's Entertainment Inc.	3,488	112
	Red Rock Resorts Inc. Class A	2,250	103
		Shares	Market Value• ($000)
	Haverty Furniture Cos. Inc.	3,608	95
*	Inspired Entertainment Inc.	6,606	91
	A-Mark Precious Metals Inc.	2,442	83
	Monarch Casino & Resort Inc.	966	63
*	Solo Brands Inc. Class A	13,039	54
			69,685
Consumer Staples (5.1%)
	Hershey Co.	6,965	1,809
	General Mills Inc.	18,531	1,560
	Lamb Weston Holdings Inc.	13,459	1,497
	Mondelez International Inc. Class A	15,667	1,150
	McKesson Corp.	2,845	1,112
*	BellRing Brands Inc.	23,951	877
*	Celsius Holdings Inc.	6,719	844
*	Performance Food Group Co.	12,969	717
	Lancaster Colony Corp.	2,932	576
*	Hostess Brands Inc. Class A	19,358	482
	Reynolds Consumer Products Inc.	16,328	448
	Weis Markets Inc.	7,193	428
	AmerisourceBergen Corp.	2,225	379
	Ingles Markets Inc. Class A	4,048	325
*	Vita Coco Co. Inc.	12,133	324
	MGP Ingredients Inc.	2,612	248
	Cal-Maine Foods Inc.	4,927	234
	PepsiCo Inc.	1,154	210
	Edgewell Personal Care Co.	5,337	208
*	SunOpta Inc.	29,907	201
	Clorox Co.	1,222	193
	Kimberly-Clark Corp.	1,440	193
*	Chefs' Warehouse Inc.	6,172	192
	John B Sanfilippo & Son Inc.	1,559	181
*	Post Holdings Inc.	1,839	156
*	Vital Farms Inc.	10,616	154
	Campbell Soup Co.	3,003	152
	Vector Group Ltd.	8,592	101
*	TreeHouse Foods Inc.	1,495	71
*	Sprouts Farmers Market Inc.	1,911	66
			15,088
Energy (3.2%)
	Exxon Mobil Corp.	16,712	1,708
*	First Solar Inc.	4,802	975
*	Fluence Energy Inc.	30,463	755
	ChampionX Corp.	24,092	609
*	Array Technologies Inc.	27,336	606
	Hess Corp.	4,470	566
*	Helix Energy Solutions Group Inc.	61,938	389
*	Oceaneering International Inc.	23,668	362
*	Tidewater Inc.	7,599	340
	Warrior Met Coal Inc.	10,386	340
*	Expro Group Holdings NV	20,230	336
*	Par Pacific Holdings Inc.	15,426	329
*	Weatherford International plc	5,530	312
*	Centrus Energy Corp. Class A	9,595	283
	Marathon Petroleum Corp.	2,495	262
*	Borr Drilling Ltd.	36,128	247
*	Oil States International Inc.	33,718	214
*	NOW Inc.	21,476	191
	Permian resources Corp. Class A	18,935	177
	SunCoke Energy Inc.	21,507	146
*	Shoals Technologies Group Inc. Class A	5,968	140
	Arcosa Inc.	1,943	128

U.S. Momentum Factor ETF
		Shares	Market Value• ($000)
*	MRC Global Inc.	8,043	70
*	Newpark Resources Inc.	16,936	59
			9,544
Financials (6.7%)
	Progressive Corp.	12,966	1,658
	MSCI Inc. Class A	3,174	1,493
	Unum Group	33,580	1,459
	Morgan Stanley	15,839	1,295
	Reinsurance Group of America Inc.	6,675	934
	Aon plc Class A (XNYS)	2,512	774
	Ares Management Corp. Class A	7,717	672
*	Genworth Financial Inc. Class A	125,560	672
*	Arch Capital Group Ltd.	9,592	669
	Kinsale Capital Group Inc.	1,965	595
	RenaissanceRe Holdings Ltd.	2,966	559
	Affiliated Managers Group Inc.	3,714	517
	City Holding Co.	5,912	510
*,1	Riot Platforms Inc.	40,930	491
	Interactive Brokers Group Inc. Class A	6,218	480
	Employers Holdings Inc.	12,287	444
	White Mountains Insurance Group Ltd.	320	433
	Globe Life Inc.	4,140	427
	Erie Indemnity Co. Class A	1,946	417
	MarketAxess Holdings Inc.	1,494	407
[1]	UWM Holdings Corp.	74,848	384
	Nelnet Inc. Class A	3,358	311
	Federal Agricultural Mortgage Corp. Class C	2,217	297
*	EZCorp. Inc. Class A	35,543	296
*	Ryan Specialty Holdings Inc.	7,254	296
*	Enova International Inc.	6,150	286
	Primerica Inc.	1,525	278
*	Oscar Health Inc. Class A	36,769	270
*	StoneX Group Inc.	3,052	245
*	Avantax Inc.	11,441	242
*	Ambac Financial Group Inc.	15,983	223
	Arthur J Gallagher & Co.	1,107	222
	Jackson Financial Inc. Class A	6,535	181
*	Assetmark Financial Holdings Inc.	6,201	174
	Evercore Inc. Class A	1,479	160
	RLI Corp.	1,220	151
*	SiriusPoint Ltd.	15,576	145
*	Goosehead Insurance Inc. Class A	2,602	144
	International Bancshares Corp.	3,212	137
	Apollo Global Management Inc.	1,884	126
	Old Republic International Corp.	3,978	97
	Jefferies Financial Group Inc.	2,414	73
	Perella Weinberg Partners Class A	9,223	72
			19,716
Health Care (21.3%)
	HCA Healthcare Inc.	12,087	3,193
	Stryker Corp.	11,481	3,164
*	Intuitive Surgical Inc.	9,993	3,076
*	DexCom Inc.	22,660	2,657
*	Boston Scientific Corp.	50,146	2,582
		Shares	Market Value• ($000)
	Eli Lilly & Co.	5,409	2,323
*	Vertex Pharmaceuticals Inc.	6,634	2,147
	Gilead Sciences Inc.	25,792	1,984
	Merck & Co. Inc.	17,736	1,958
	Humana Inc.	3,539	1,776
*	Regeneron Pharmaceuticals Inc.	1,636	1,203
*	Penumbra Inc.	3,283	1,009
*	Sarepta Therapeutics Inc.	7,994	988
*	Pacific Biosciences of California Inc.	73,336	908
*	Exact Sciences Corp.	9,356	763
*	Alnylam Pharmaceuticals Inc.	4,009	742
*	Sage Therapeutics Inc.	14,289	707
*	Apellis Pharmaceuticals Inc.	7,966	684
*	Inspire Medical Systems Inc.	2,293	671
*	Insulet Corp.	2,424	665
*	Karuna Therapeutics Inc.	2,744	622
	Cardinal Health Inc.	7,547	621
*	Biogen Inc.	2,082	617
*	ADMA Biologics Inc.	145,253	591
*	Alphatec Holdings Inc.	37,695	571
*	Medpace Holdings Inc.	2,725	564
*	BioMarin Pharmaceutical Inc.	6,479	563
*	Merit Medical Systems Inc.	6,720	554
*	Immunovant Inc.	26,328	553
*	Masimo Corp.	3,409	552
*	TransMedics Group Inc.	7,454	542
*	TG Therapeutics Inc.	20,268	540
*	UFP Technologies Inc.	3,462	535
*	IDEXX Laboratories Inc.	1,144	532
*	Prothena Corp. plc	8,011	532
*	Reata Pharmaceuticals Inc. Class A	5,607	505
*	NeoGenomics Inc.	29,241	502
*	Natera Inc.	10,494	494
*	Revance Therapeutics Inc.	16,039	490
*	Geron Corp. (XNGS)	146,724	480
*	Phreesia Inc.	15,272	458
*	Nuvalent Inc. Class A	10,885	458
*	Amicus Therapeutics Inc.	40,131	452
*	Inhibrx Inc.	18,534	439
*	Chinook Therapeutics Inc.	17,734	429
*	Krystal Biotech Inc.	3,586	423
*	Arcellx Inc.	9,407	415
*	10X Genomics Inc. Class A	7,825	411
*	4D Molecular Therapeutics Inc.	22,366	411
*	Morphic Holding Inc.	6,833	393
*	Ventyx Biosciences Inc.	10,842	374
*	Rocket Pharmaceuticals Inc.	17,795	372
*	Arcturus Therapeutics Holdings Inc.	13,152	360
*	Dyne Therapeutics Inc.	27,511	358
*	Protagonist Therapeutics Inc.	13,688	357
*	Bioxcel Therapeutics Inc.	19,926	357
*	Bridgebio Pharma Inc.	24,948	342
*	Lantheus Holdings Inc.	3,943	341
	Bruker Corp.	4,881	337
*	SI-BONE Inc.	13,230	333
*	Axsome Therapeutics Inc.	4,456	329
*	FibroGen Inc.	19,059	329
*	Madrigal Pharmaceuticals Inc.	1,161	323
*	Ocular Therapeutix Inc.	49,394	316
*	Akero Therapeutics Inc.	6,893	307
*	Align Technology Inc.	1,075	304
*	Accolade Inc.	25,140	303

U.S. Momentum Factor ETF
		Shares	Market Value• ($000)
*	Haemonetics Corp.	3,493	296
*	Hims & Hers Health Inc.	32,996	295
*	Treace Medical Concepts Inc.	10,983	292
*	agilon health Inc.	14,709	292
*	Theravance Biopharma Inc.	25,803	288
*	DICE Therapeutics Inc.	9,076	287
*	Zynex Inc.	30,463	286
*	Deciphera Pharmaceuticals Inc.	20,547	277
*	Viridian Therapeutics Inc.	11,232	268
*	Kiniksa Pharmaceuticals Ltd. Class A	19,167	266
*	Syndax Pharmaceuticals Inc.	13,069	261
*	REVOLUTION Medicines Inc.	10,297	257
*	Vaxcyte Inc.	5,131	254
*	Ideaya Biosciences Inc.	10,503	240
*,1	Liquidia Corp.	29,385	239
*	RadNet Inc.	8,098	234
*	Catalyst Pharmaceuticals Inc.	18,867	218
*	Cogent Biosciences Inc.	17,665	207
*	Certara Inc.	9,035	188
*	Amylyx Pharmaceuticals Inc.	7,615	188
*	Cabaletta Bio Inc.	18,186	184
*	Rapt Therapeutics Inc.	8,784	176
*	Community Health Systems Inc.	51,838	170
*	Intercept Pharmaceuticals Inc.	15,974	168
*	MannKind Corp.	36,292	168
*	ANI Pharmaceuticals Inc.	3,707	167
*	Addus HomeCare Corp.	1,678	151
	Encompass Health Corp.	2,436	151
*	Collegium Pharmaceutical Inc.	6,739	149
*	Kymera Therapeutics Inc.	4,998	147
*	Silk Road Medical Inc.	4,793	145
*	Celldex Therapeutics Inc.	4,527	144
*	Mersana Therapeutics Inc.	19,178	144
*	Paragon 28 Inc.	8,030	144
	Ensign Group Inc.	1,588	141
*	Day One Biopharmaceuticals Inc.	10,372	138
*	Tactile Systems Technology Inc.	6,253	131
*	Dynavax Technologies Corp.	10,736	123
*	Axogen Inc.	14,075	120
*	Supernus Pharmaceuticals Inc.	3,487	116
*	Axonics Inc.	2,212	107
*	Evolent Health Inc. Class A	3,521	103
*	Replimune Group Inc.	4,724	90
*	Prestige Consumer Healthcare Inc.	1,493	85
*	Cerevel Therapeutics Holdings Inc.	2,396	78
*,1	Point Biopharma Global Inc.	8,392	78
*	DocGo Inc.	8,180	73
*	Privia Health Group Inc.	2,530	63
*	Avidity Biosciences Inc.	5,810	62
*	MacroGenics Inc.	12,923	60
			63,100
Industrials (18.3%)
	General Electric Co.	27,268	2,769
*	Boeing Co.	13,395	2,755
	Caterpillar Inc.	8,776	1,806
	Illinois Tool Works Inc.	8,091	1,770
	Trane Technologies plc	9,958	1,625
		Shares	Market Value• ($000)
	Parker-Hannifin Corp.	4,874	1,562
	Eaton Corp. plc	8,437	1,484
	Lockheed Martin Corp.	2,837	1,260
*	Modine Manufacturing Co.	40,868	1,115
*	Fair Isaac Corp.	1,234	972
*	Builders FirstSource Inc.	7,771	901
	Deere & Co.	2,569	889
*	Saia Inc.	3,087	877
*	O-I Glass Inc.	41,400	858
	Comfort Systems USA Inc.	5,104	755
	PACCAR Inc.	10,814	744
	Valmont Industries Inc.	2,821	740
*	Axon Enterprise Inc.	3,771	727
	United Rentals Inc.	2,172	725
	WW Grainger Inc.	1,113	722
*	XPO Inc.	13,867	651
	Silgan Holdings Inc.	14,445	650
	Quanta Services Inc.	3,608	641
	Griffon Corp.	19,291	608
	Applied Industrial Technologies Inc.	4,884	601
*	Atkore Inc.	5,144	601
	WESCO International Inc.	4,302	591
	Hubbell Inc. Class B	2,065	583
	Schneider National Inc. Class B	22,220	576
*	Huron Consulting Group Inc.	7,066	574
	AAON Inc.	6,631	574
*	ATI Inc.	15,688	542
	Terex Corp.	11,688	542
	EnPro Industries Inc.	5,319	538
	nVent Electric plc	12,078	524
*	ExlService Holdings Inc.	3,333	503
	Toro Co.	5,016	491
	Booz Allen Hamilton Holding Corp. Class A	4,822	485
*	WillScot Mobile Mini Holdings Corp.	10,994	474
	Curtiss-Wright Corp.	2,948	466
*	Fiserv Inc.	3,938	442
*	CBIZ Inc.	8,538	430
	Belden Inc.	4,888	428
	Xylem Inc.	4,268	428
	Allison Transmission Holdings Inc.	8,896	421
	Crane NXT Co.	7,892	415
	AGCO Corp.	3,741	413
*	Target Hospitality Corp.	28,744	406
*	Shift4 Payments Inc. Class A	6,405	402
*	Remitly Global Inc.	20,787	381
*	SPX Technologies Inc.	4,786	365
	Encore Wire Corp.	2,184	357
	H&E Equipment Services Inc.	9,836	354
	Napco Security Technologies Inc.	9,317	346
*	Blue Bird Corp.	13,525	343
	Covenant Logistics Group Inc. Class A	8,955	342
	Frontline plc	23,302	329
*	StoneCo. Ltd. Class A	25,196	316
	ICF International Inc.	2,808	314
	McGrath RentCorp.	3,509	312
*	Thermon Group Holdings Inc.	12,867	295
	Wabash National Corp.	12,502	293
*	Flywire Corp.	9,745	293
	Watts Water Technologies Inc. Class A	1,839	291

U.S. Momentum Factor ETF
		Shares	Market Value• ($000)
[1]	Flex LNG Ltd.	9,622	287
	Nordic American Tankers Ltd.	81,425	286
*	GMS Inc.	4,455	282
	CRA International Inc.	2,637	244
*	AAR Corp.	4,755	238
*	International Money Express Inc.	10,085	235
*	BlueLinx Holdings Inc.	2,836	233
	HEICO Corp.	1,509	233
	DHT Holdings Inc.	29,933	230
*	Cross Country Healthcare Inc.	8,865	226
*	Donnelley Financial Solutions Inc.	5,093	226
	Dorian LPG Ltd.	9,664	223
*	CIRCOR International Inc.	7,570	219
*	MYR Group Inc.	1,714	219
	Marten Transport Ltd.	10,315	218
	Cummins Inc.	1,064	217
*	Titan Machinery Inc.	8,417	213
*	Energy Recovery Inc.	8,718	208
	Teekay Tankers Ltd. Class A	5,469	198
	Federal Signal Corp.	3,480	184
	Standex International Corp.	1,341	183
*	Construction Partners Inc. Class A	6,305	174
*	Manitowoc Co. Inc.	11,753	169
	Graphic Packaging Holding Co.	6,819	163
*	Gibraltar Industries Inc.	2,986	156
	Esab Corp.	2,587	152
*	Cimpress plc	3,169	151
*	Evolv Technologies Holdings Inc.	25,342	151
	Maximus Inc.	1,823	148
	Watsco Inc.	455	148
*	MasTec Inc.	1,423	144
*	AZEK Co. Inc. Class A	6,212	144
	Moog Inc. Class A	1,469	143
*	Payoneer Global Inc.	34,546	143
	International Seaways Inc.	3,888	140
	Eneti Inc.	14,763	140
*	Mirion Technologies Inc.	17,694	140
	GATX Corp.	1,163	138
	Scorpio Tankers Inc.	2,923	134
*	AeroVironment Inc.	1,403	131
	ArcBest Corp.	1,560	131
*	Teekay Corp.	23,149	130
	Old Dominion Freight Line Inc.	414	129
	EMCOR Group Inc.	720	119
	Trinity Industries Inc.	5,570	118
	Enerpac Tool Group Corp. Class A	4,541	115
*	I3 Verticals Inc. Class A	5,002	114
	MDU Resources Group Inc.	3,910	114
	Installed Building Products Inc.	1,005	105
	Hyster-Yale Materials Handling Inc.	2,192	102
	Patrick Industries Inc.	1,432	94
	AECOM	1,151	90
*	Sterling Infrastructure Inc.	1,722	79
*	Aersale Corp.	5,257	79
	Ardmore Shipping Corp.	6,518	76
	ESCO Technologies Inc.	829	75
*	PGT Innovations Inc.	2,965	74
			54,342
		Shares	Market Value• ($000)
Real Estate (0.2%)
*	Zillow Group Inc. Class C	8,178	373
*	GEO Group Inc.	29,122	217
*	CoStar Group Inc.	836	67
			657
Technology (16.2%)
	NVIDIA Corp.	13,349	5,050
*	Cadence Design Systems Inc.	17,229	3,978
*	Synopsys Inc.	6,895	3,137
	Analog Devices Inc.	14,794	2,629
	Oracle Corp.	23,398	2,479
*	Meta Platforms Inc. Class A	6,725	1,780
*	Rambus Inc.	26,569	1,699
	Jabil Inc.	15,735	1,409
*	Lattice Semiconductor Corp.	16,549	1,346
*,1	C3.ai Inc. Class A	31,228	1,249
*	Super Micro Computer Inc.	5,531	1,239
	KLA Corp.	2,592	1,148
*	Salesforce Inc.	4,626	1,033
*	ON Semiconductor Corp.	10,757	899
	Vertiv Holdings Co. Class A	45,182	872
*	Wix.com Ltd.	10,396	792
	Amdocs Ltd.	8,388	790
*	Allegro MicroSystems Inc.	18,242	717
*	Axcelis Technologies Inc.	4,528	713
*	HubSpot Inc.	1,261	653
*	SPS Commerce Inc.	3,990	622
*	Ceridian HCM Holding Inc.	9,956	616
*	PDF Solutions Inc.	14,426	610
*	Intapp Inc.	12,671	536
*	Impinj Inc.	5,086	521
	Amkor Technology Inc.	20,887	518
*	Fastly Inc. Class A	31,799	518
*	Smartsheet Inc. Class A	10,102	501
*	Yext Inc.	51,023	469
*	MicroStrategy Inc. Class A	1,550	468
*	Gartner Inc.	1,355	465
	CTS Corp.	9,282	424
*	Agilysys Inc.	5,309	395
*	Pinterest Inc. Class A	16,419	393
*	Zeta Global Holdings Corp. Class A	42,623	384
*	ANSYS Inc.	1,170	379
*	Nutanix Inc. Class A	12,527	371
*	Magnite Inc.	29,172	347
*	PagerDuty Inc.	12,623	343
*	Kyndryl Holdings Inc.	25,568	321
*	Applied Digital Corp.	37,496	314
*	Model N Inc.	9,343	298
*	Workiva Inc.	2,860	277
*	PTC Inc.	2,053	276
*	Diodes Inc.	3,066	275
*	Onto Innovation Inc.	2,491	267
*	Sanmina Corp.	4,965	263
*	Parsons Corp.	5,535	247
	Adeia Inc.	24,809	243
*	EverQuote Inc. Class A	26,506	241
	Science Applications International Corp.	2,399	233
	Monolithic Power Systems Inc.	436	214
*	Squarespace Inc. Class A	7,111	209
*	Toast Inc. Class A	9,912	208
*	Altair Engineering Inc. Class A	2,788	204
	Lam Research Corp.	315	194
*	NerdWallet Inc. Class A	19,568	184
	Broadcom Inc.	216	175

U.S. Momentum Factor ETF
		Shares	Market Value• ($000)
*	DoubleVerify Holdings Inc.	4,765	166
*	Cohu Inc.	4,089	157
*	N-Able Inc.	10,607	151
	A10 Networks Inc.	9,959	148
*	SkyWater Technology Inc.	12,455	128
*	OneSpan Inc.	5,740	87
*	CACI International Inc. Class A	288	86
	Clear Secure Inc. Class A	2,895	72
*	Avid Technology Inc.	2,595	62
			48,192
Telecommunications (1.8%)
	Motorola Solutions Inc.	4,564	1,287
*	Arista Networks Inc.	7,221	1,201
*	T-Mobile US Inc.	8,406	1,154
	Iridium Communications Inc.	10,173	611
*	Extreme Networks Inc.	23,217	478
*	Digi International Inc.	8,621	310
*	Harmonic Inc.	16,334	287
*	Calix Inc.	2,019	94
			5,422
Utilities (0.1%)
*	Clean Harbors Inc.	2,188	307
Total Common Stocks (Cost $275,635)			295,450
		Shares	Market Value• ($000)
Temporary Cash Investments (1.2%)
Money Market Fund (1.2%)
[2,3]	Vanguard Market Liquidity Fund, 5.125% (Cost $3,672)	36,729	3,672
Total Investments (100.8%) (Cost $279,307)			299,122
Other Assets and Liabilities—Net (-0.8%)			(2,301)
Net Assets (100%)			296,821
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,181,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $2,433,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2023	4	838	44
Micro E-mini S&P 500 Index	June 2023	17	356	17
				61

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Momentum Factor ETF
Statement of Assets and Liabilities
As of May 31, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $275,635)	295,450
Affiliated Issuers (Cost $3,672)	3,672
Total Investments in Securities	299,122
Investment in Vanguard	10
Cash	632
Cash Collateral Pledged—Futures Contracts	66
Receivables for Accrued Income	266
Total Assets	300,096
Liabilities
Payables for Investment Securities Purchased	818
Collateral for Securities on Loan	2,433
Payables to Vanguard	17
Variation Margin Payable—Futures Contracts	7
Total Liabilities	3,275
Net Assets	296,821
1 Includes $2,181,000 of securities on loan.
At May 31, 2023, net assets consisted of:

Paid-in Capital	310,863
Total Distributable Earnings (Loss)	(14,042)
Net Assets	296,821

Net Assets
Applicable to 2,650,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	296,821
Net Asset Value Per Share	$112.01

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Momentum Factor ETF
Statement of Operations

Six Months Ended May 31, 2023
($000)
Investment Income
Income
Dividends[1]	2,032
Interest[2]	29
Securities Lending—Net	74
Total Income	2,135
Expenses
The Vanguard Group—Note B
Investment Advisory Services	33
Management and Administrative	118
Marketing and Distribution	9
Custodian Fees	1
Shareholders’ Reports	17
Trustees’ Fees and Expenses	—
Other Expenses	7
Total Expenses	185
Expenses Paid Indirectly	(1)
Net Expenses	184
Net Investment Income	1,951
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	(5,729)
Futures Contracts	(2)
Realized Net Gain (Loss)	(5,731)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(17,311)
Futures Contracts	6
Change in Unrealized Appreciation (Depreciation)	(17,305)
Net Increase (Decrease) in Net Assets Resulting from Operations	(21,085)
1	Dividends are net of foreign withholding taxes of $1,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $27,000, less than $1,000, less than $1,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $7,421,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Momentum Factor ETF
Statement of Changes in Net Assets

	Six Months Ended May 31, 2023	Year Ended November 30, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,951	3,593
Realized Net Gain (Loss)	(5,731)	(14,964)
Change in Unrealized Appreciation (Depreciation)	(17,305)	5,322
Net Increase (Decrease) in Net Assets Resulting from Operations	(21,085)	(6,049)
Distributions
Total Distributions	(2,202)	(3,256)
Capital Share Transactions
Issued	95,591	147,546
Issued in Lieu of Cash Distributions	—	—
Redeemed	(59,338)	(45,302)
Net Increase (Decrease) from Capital Share Transactions	36,253	102,244
Total Increase (Decrease)	12,966	92,939
Net Assets
Beginning of Period	283,855	190,916
End of Period	296,821	283,855

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Momentum Factor ETF
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended May 31, 2023	February 13, 2018[1] to November 30, 2018	Year Ended November 30,
			2022	2021	2020	2019
Net Asset Value, Beginning of Period	$121.83	$132.12	$106.33	$85.18	$76.73	$75.00
Investment Operations
Net Investment Income[2]	.785	2.072	1.227	.552	.985	.538
Net Realized and Unrealized Gain (Loss) on Investments	(9.686)	(10.460)	25.325	21.279	8.336	1.489
Total from Investment Operations	(8.901)	(8.388)	26.552	21.831	9.321	2.027
Distributions
Dividends from Net Investment Income	(.919)	(1.902)	(.762)	(.681)	(.871)	(.297)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.919)	(1.902)	(.762)	(.681)	(.871)	(.297)
Net Asset Value, End of Period	$112.01	$121.83	$132.12	$106.33	$85.18	$76.73
Total Return	-7.30%	-6.27%	25.01%	25.91%	12.25%	2.67%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$297	$284	$191	$58	$32	$33
Ratio of Total Expenses to Average Net Assets	0.13%[3]	0.13%	0.13%	0.13%	0.13%	0.13%[4]
Ratio of Net Investment Income to Average Net Assets	1.26%	1.76%	0.95%	0.62%	1.24%	0.83%[4]
Portfolio Turnover Rate	46%[5]	88%[5]	103%[5]	115%[5]	118%	53%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.13%.
4	Annualized.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Momentum Factor ETF
Notes to Financial Statements
Vanguard U.S. Momentum Factor ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. ETF Shares are listed for trading on Cboe BZX Exchange, Inc.; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended May 31, 2023, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.

U.S. Momentum Factor ETF
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

U.S. Momentum Factor ETF
For the six months ended May 31, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2023, the fund had contributed to Vanguard capital in the amount of $10,000, representing less than 0.01% of the fund’s net assets and less than 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended May 31, 2023, custodian fee offset arrangements reduced the fund’s expenses by $1,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At May 31, 2023, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.
E.	As of May 31, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	279,317
Gross Unrealized Appreciation	30,134
Gross Unrealized Depreciation	(10,268)
Net Unrealized Appreciation (Depreciation)	19,866

U.S. Momentum Factor ETF
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at November 30, 2022, the fund had available capital losses totaling $28,741,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending November 30, 2023; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended May 31, 2023, the fund purchased $226,309,000 of investment securities and sold $190,393,000 of investment securities, other than temporary cash investments. Purchases and sales include $0 and $59,149,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended May 31, 2023, such purchases were $1,915,000 and sales were $4,423,000, resulting in net realized gain of $90,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital shares issued and redeemed were:

	Six Months Ended May 31, 2023	Year Ended November 30, 2022
	Shares (000)	Shares (000)
Issued	825	1,260
Issued in Lieu of Cash Distributions	—	—
Redeemed	(505)	(375)
Net Increase (Decrease) in Shares Outstanding	320	885
H.	Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund's use of derivative(s) and the specific risks associated is described under significant accounting policies.

U.S. Momentum Factor ETF
At May 31, 2023, one shareholder was a record or beneficial owner of 33% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
I.	Management has determined that no events or transactions occurred subsequent to May 31, 2023, that would require recognition or disclosure in these financial statements.

U.S. Multifactor ETF
Fund Allocation
As of May 31, 2023
Basic Materials	4.1%
Consumer Discretionary	19.9
Consumer Staples	6.4
Energy	12.9
Financials	14.2
Health Care	10.3
Industrials	16.5
Real Estate	0.1
Technology	14.7
Telecommunications	0.9
Utilities	0.0
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.

U.S. Multifactor ETF
Financial Statements (unaudited)
Schedule of Investments
As of May 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.5%)
Basic Materials (4.1%)
	Freeport-McMoRan Inc.	28,097	965
	Mueller Industries Inc.	8,094	601
	Reliance Steel & Aluminum Co.	2,085	489
	Steel Dynamics Inc.	4,931	453
	UFP Industries Inc.	5,173	404
	Olin Corp.	8,052	381
	Nucor Corp.	2,841	375
	CF Industries Holdings Inc.	5,600	345
	Commercial Metals Co.	6,624	283
	LyondellBasell Industries NV Class A	3,139	269
	Mosaic Co.	8,350	267
	Olympic Steel Inc.	6,029	252
	Boise Cascade Co.	3,319	238
	Westlake Corp.	2,161	225
	AdvanSix Inc.	6,715	221
	Huntsman Corp.	7,480	178
*	Clearwater Paper Corp.	5,702	173
	Cabot Corp.	1,800	123
	Timken Co.	1,636	117
	US Steel Corp.	3,434	72
	Worthington Industries Inc.	1,179	66
	American Vanguard Corp.	3,699	63
	Southern Copper Corp.	837	56
			6,616
Consumer Discretionary (19.8%)
*	Booking Holdings Inc.	472	1,184
*	AutoZone Inc.	450	1,074
	Walmart Inc.	6,519	957
*	O'Reilly Automotive Inc.	1,034	934
	Lowe's Cos. Inc.	4,231	851
	PVH Corp.	9,348	804
	H&R Block Inc.	26,843	801
*	Capri Holdings Ltd.	20,487	719
	TJX Cos. Inc.	8,975	689
*	American Airlines Group Inc.	46,125	682
	Lennar Corp. Class A	5,299	568
	Scholastic Corp.	13,161	559
	Tapestry Inc.	12,777	511
	Academy Sports & Outdoors Inc.	10,385	508
*	Crocs Inc.	4,458	501
*	NVR Inc.	87	483
	Dick's Sporting Goods Inc.	3,592	458
	Thor Industries Inc.	5,772	452
*	Green Brick Partners Inc.	8,939	428
		Shares	Market Value• ($000)
	DR Horton Inc.	3,979	425
*	Brinker International Inc.	11,490	420
	PulteGroup Inc.	6,219	411
*	Deckers Outdoor Corp.	849	403
	Tempur Sealy International Inc.	11,227	400
	LKQ Corp.	7,514	396
	Omnicom Group Inc.	4,395	388
*	Perdoceo Education Corp.	30,470	359
	Boyd Gaming Corp.	5,605	357
*	Skyline Champion Corp.	6,140	357
*	AutoNation Inc.	2,714	355
*	M/I Homes Inc.	4,987	352
*	Master Craft Boat Holdings Inc.	13,270	352
*	Cavco Industries Inc.	1,358	338
*	Cars.com Inc.	18,649	329
	Ethan Allen Interiors Inc.	13,010	326
*	United Airlines Holdings Inc.	6,763	321
	Genuine Parts Co.	2,151	320
	Lennar Corp. Class B	3,331	315
	Ralph Lauren Corp. Class A	2,862	304
*	Asbury Automotive Group Inc.	1,443	302
	Oxford Industries Inc.	3,007	301
*	Urban Outfitters Inc.	9,539	294
*	SeaWorld Entertainment Inc.	5,145	287
	Signet Jewelers Ltd.	4,344	276
*	ODP Corp.	6,794	272
*	Taylor Morrison Home Corp. Class A	6,185	262
	Winnebago Industries Inc.	4,699	262
	Interpublic Group of Cos. Inc.	7,028	261
	Murphy USA Inc.	927	256
	Nexstar Media Group Inc. Class A	1,688	255
	Macy's Inc.	18,379	250
	Upbound Group Inc.	8,210	246
*	American Axle & Manufacturing Holdings Inc.	35,703	241
*	Chico's FAS Inc.	49,406	224
	BorgWarner Inc. (XNYS)	4,986	221
*	Adient plc	6,509	219
	Dana Inc.	16,208	209
	Movado Group Inc.	8,147	207
	Monarch Casino & Resort Inc.	3,173	206
	Haverty Furniture Cos. Inc.	7,644	202
	Dine Brands Global Inc.	3,290	197
*	elf Beauty Inc.	1,805	188
	Penske Automotive Group Inc.	1,344	186
	Rush Enterprises Inc. Class A	3,553	186

U.S. Multifactor ETF
		Shares	Market Value• ($000)
*	Bowlero Corp.	16,057	184
[1]	Guess? Inc.	9,194	177
	Fox Corp. Class A	5,549	173
	Bath & Body Works Inc.	4,655	164
	Meritage Homes Corp.	1,409	163
	Jack in the Box Inc.	1,821	158
	Hibbett Inc.	4,342	156
*	1-800-Flowers.com Inc. Class A	18,801	153
*	Inspired Entertainment Inc.	11,016	151
*	Ulta Beauty Inc.	363	149
	Rollins Inc.	3,727	147
	Build-A-Bear Workshop Inc.	7,536	137
	Century Communities Inc.	2,066	132
	Travel & Leisure Co.	3,581	131
	eBay Inc.	3,066	130
*	Knowles Corp.	6,977	125
	Best Buy Co. Inc.	1,626	118
	American Eagle Outfitters Inc.	11,444	116
*	BJ's Wholesale Club Holdings Inc.	1,799	113
	Buckle Inc.	3,682	113
	Dillard's Inc. Class A	399	110
	Group 1 Automotive Inc.	490	110
	Sonic Automotive Inc. Class A	2,634	109
*	Stagwell Inc.	17,591	109
	La-Z-Boy Inc.	4,038	108
	Strategic Education Inc.	1,370	108
	International Game Technology plc	4,036	99
[1]	U-Haul Holding Co. (XNYS)	1,805	95
*	Visteon Corp.	709	95
	Bloomin' Brands Inc.	3,939	94
	Acushnet Holdings Corp.	2,080	93
*	Thryv Holdings Inc.	3,978	93
[1]	Nordstrom Inc.	5,956	91
*	Adtalem Global Education Inc.	2,106	87
	Entravision Communications Corp. Class A	20,738	86
*	Stride Inc.	2,101	85
*	Malibu Boats Inc. Class A	1,597	84
	Matthews International Corp. Class A	2,176	84
	A-Mark Precious Metals Inc.	2,480	84
	News Corp. Class B	4,351	80
	Foot Locker Inc.	2,716	69
	Williams-Sonoma Inc.	600	68
	Gap Inc.	8,157	65
	Shoe Carnival Inc.	3,339	65
*	Skechers USA Inc. Class A	1,245	64
	Inter Parfums Inc.	497	62
	HNI Corp.	2,378	61
*	Tri Pointe Homes Inc.	2,041	60
	Cato Corp. Class A	6,681	54
*	Copart Inc.	618	54
	Caleres Inc.	2,746	47
	John Wiley & Sons Inc. Class A	1,173	42
	Kontoor Brands Inc.	756	30
			31,936
Consumer Staples (6.4%)
	Altria Group Inc.	37,558	1,668
	McKesson Corp.	3,478	1,359
	Philip Morris International Inc.	11,756	1,058
	Kimberly-Clark Corp.	7,154	961
	Kroger Co.	13,875	629
	Vector Group Ltd.	47,001	550
	Ingles Markets Inc. Class A	6,159	494
		Shares	Market Value• ($000)
	SpartanNash Co.	19,958	457
	Weis Markets Inc.	7,309	435
	General Mills Inc.	4,483	377
*	Performance Food Group Co.	5,529	306
	Coca-Cola Consolidated Inc.	393	260
	Molson Coors Beverage Co. Class B	3,966	245
	Nu Skin Enterprises Inc. Class A	6,941	231
	Flowers Foods Inc.	8,967	224
	PepsiCo Inc.	1,132	207
	Cal-Maine Foods Inc.	3,780	180
	Kellogg Co.	2,650	177
	John B Sanfilippo & Son Inc.	1,380	161
*	Sprouts Farmers Market Inc.	2,571	89
	Casey's General Stores Inc.	326	74
	Campbell Soup Co.	1,368	69
	Edgewell Personal Care Co.	1,191	47
	AmerisourceBergen Corp.	247	42
			10,300
Energy (12.8%)
	Exxon Mobil Corp.	17,585	1,797
	Chevron Corp.	10,802	1,627
	EOG Resources Inc.	12,403	1,331
	Marathon Petroleum Corp.	11,889	1,247
	ConocoPhillips	11,661	1,158
	Pioneer Natural Resources Co.	5,523	1,101
	Valero Energy Corp.	9,932	1,063
	Occidental Petroleum Corp.	12,394	715
	Cheniere Energy Inc.	4,924	688
	Phillips 66	5,984	548
*	Denbury Inc.	4,904	442
	Civitas Resources Inc.	5,805	388
	Chord Energy Corp.	2,664	381
	ChampionX Corp.	15,026	380
	Diamondback Energy Inc.	2,968	377
	Northern Oil and Gas Inc.	11,441	342
	SunCoke Energy Inc.	46,914	319
	California Resources Corp.	8,446	317
	Murphy Oil Corp.	8,833	307
*	Par Pacific Holdings Inc.	13,296	283
	Matador Resources Co.	6,425	282
	HF Sinclair Corp.	6,606	274
	Warrior Met Coal Inc.	8,162	268
	Patterson-UTI Energy Inc.	25,845	252
	CVR Energy Inc.	10,738	251
*	Weatherford International plc	4,304	243
	EQT Corp.	6,683	232
*	Southwestern Energy Co.	48,377	231
*	NOW Inc.	25,093	223
	RPC Inc.	31,423	209
*	ProPetro Holding Corp.	31,075	207
	Liberty Energy Inc. Class A	16,787	197
*	MRC Global Inc.	22,155	193
*,1	Earthstone Energy Inc. Class A	15,716	189
*	Helix Energy Solutions Group Inc.	30,052	189
*	NexTier Oilfield Solutions Inc.	24,680	186
	Arch Resources Inc.	1,778	184
*	Oil States International Inc.	27,955	178
	SandRidge Energy Inc.	12,278	165
*	Kosmos Energy Ltd.	27,545	164
	Coterra Energy Inc.	6,911	161
	VAALCO Energy Inc.	41,090	159
*	REX American Resources Corp.	4,493	148
	Schlumberger NV	3,441	147

U.S. Multifactor ETF
		Shares	Market Value• ($000)
	SM Energy Co.	5,320	140
	Permian resources Corp. Class A	14,713	137
	CONSOL Energy Inc.	2,198	119
	Magnolia Oil & Gas Corp. Class A	5,907	114
	PBF Energy Inc. Class A	2,884	106
*	Expro Group Holdings NV	6,377	106
	Berry Corp.	11,528	73
	Range Resources Corp.	2,415	66
*	Newpark Resources Inc.	10,149	35
	Ovintiv Inc. (XNYS)	980	32
			20,671
Financials (14.2%)
	Aon plc Class A (XNYS)	6,364	1,962
	American International Group Inc.	22,990	1,215
	OneMain Holdings Inc.	27,015	1,023
	Primerica Inc.	3,958	720
	Morgan Stanley	8,643	707
	Unum Group	14,103	613
	CNO Financial Group Inc.	25,177	547
	Travelers Cos. Inc.	3,065	519
	MGIC Investment Corp.	31,089	470
	Bank of New York Mellon Corp.	11,445	460
	First Financial Corp.	13,152	427
	Radian Group Inc.	15,273	390
	Fidelity National Financial Inc.	11,143	380
*	Enstar Group Ltd.	1,614	380
	Voya Financial Inc.	5,219	354
	Jefferies Financial Group Inc.	11,544	347
	Hartford Financial Services Group Inc.	5,053	346
*	Mr Cooper Group Inc.	7,176	332
*	NMI Holdings Inc. Class A	12,901	324
	City Holding Co.	3,673	317
	OFG Bancorp	12,903	313
	First BanCorp (XNYS)	27,962	312
	PennyMac Financial Services Inc.	4,843	296
	SLM Corp.	18,794	287
*	Avantax Inc.	13,443	284
	Principal Financial Group Inc.	4,256	279
	Ameriprise Financial Inc.	931	278
	State Street Corp.	3,986	271
	Aflac Inc.	4,226	271
	Discover Financial Services	2,517	259
	Popular Inc.	4,527	259
	White Mountains Insurance Group Ltd.	187	253
*	Encore Capital Group Inc.	5,664	244
	Navient Corp.	16,036	243
	Oppenheimer Holdings Inc. Class A	5,912	232
	Nelnet Inc. Class A	2,289	212
	Equitable Holdings Inc.	8,480	208
	BOK Financial Corp.	2,510	204
	Central Pacific Financial Corp.	13,978	204
	Federal Agricultural Mortgage Corp. Class C	1,523	204
	NBT Bancorp Inc.	6,001	201
	International Bancshares Corp.	4,645	198
	WesBanco Inc.	7,879	190
	HarborOne Bancorp Inc.	23,059	189
	RLI Corp.	1,519	188
	Houlihan Lokey Inc. Class A	2,138	187
	Byline Bancorp Inc.	10,460	185
		Shares	Market Value• ($000)
	Employers Holdings Inc.	5,106	185
*	Genworth Financial Inc. Class A	32,397	173
	Provident Financial Services Inc.	10,847	172
	Piper Sandler Cos.	1,311	167
*	PRA Group Inc.	8,610	161
	LPL Financial Holdings Inc.	805	157
	First Financial Bancorp	8,138	154
	Federated Hermes Inc.	4,406	152
	Dime Community Bancshares Inc.	8,934	145
	American Equity Investment Life Holding Co.	3,621	143
	Bank of NT Butterfield & Son Ltd.	5,711	143
	Great Southern Bancorp Inc.	2,864	139
	Amalgamated Financial Corp.	9,419	134
	RenaissanceRe Holdings Ltd.	704	133
	Hanmi Financial Corp.	9,038	130
	Victory Capital Holdings Inc. Class A	4,141	128
	Evercore Inc. Class A	1,173	127
	Cathay General Bancorp	4,315	126
	Southside Bancshares Inc.	4,519	120
	Flushing Financial Corp.	9,594	112
	Midland States Bancorp Inc.	5,577	108
	S&T Bancorp Inc.	3,977	107
	Affiliated Managers Group Inc.	728	101
	BankUnited Inc.	5,341	101
	Enact Holdings Inc.	4,032	98
	TrustCo Bank Corp. NY	3,526	97
	Globe Life Inc.	930	96
	1st Source Corp.	2,198	90
	Reinsurance Group of America Inc.	624	87
	Kearny Financial Corp.	12,599	86
	Assured Guaranty Ltd.	1,616	84
	Pathward Financial Inc.	1,833	80
	Perella Weinberg Partners Class A	9,727	76
	Preferred Bank	1,521	70
	QCR Holdings Inc.	1,741	67
	Berkshire Hills Bancorp Inc.	2,915	60
	Ally Financial Inc.	2,159	58
*	Arch Capital Group Ltd.	793	55
	Trustmark Corp.	2,483	52
	Virtus Investment Partners Inc.	257	49
	Banner Corp.	973	42
	First American Financial Corp.	601	33
			22,882
Health Care (10.2%)
	Bristol-Myers Squibb Co.	25,355	1,634
*	Regeneron Pharmaceuticals Inc.	2,084	1,533
	Gilead Sciences Inc.	18,083	1,391
	Humana Inc.	2,402	1,205
	HCA Healthcare Inc.	4,431	1,171
	AbbVie Inc.	8,294	1,144
	Cigna Group	4,159	1,029
*	Vertex Pharmaceuticals Inc.	2,978	964
	Merck & Co. Inc.	7,803	861
	Elevance Health Inc.	1,921	860
*	Hologic Inc.	7,880	622
	Cardinal Health Inc.	6,486	534
*	Biogen Inc.	1,183	351
*	Catalyst Pharmaceuticals Inc.	27,641	319

U.S. Multifactor ETF
		Shares	Market Value• ($000)
*	Lantheus Holdings Inc.	3,544	307
	Quest Diagnostics Inc.	2,245	298
*	Haemonetics Corp.	3,075	260
*	Medpace Holdings Inc.	1,149	238
*	Collegium Pharmaceutical Inc.	8,362	185
*	CorVel Corp.	773	151
*	Zynex Inc.	14,048	132
*	Amphastar Pharmaceuticals Inc.	2,855	127
	Premier Inc. Class A	4,911	123
*	Intuitive Surgical Inc.	384	118
*	Align Technology Inc.	407	115
*	Point Biopharma Global Inc.	12,319	114
*	Hims & Hers Health Inc.	12,034	108
	Chemed Corp.	195	104
*	Tactile Systems Technology Inc.	4,773	100
*	OraSure Technologies Inc.	18,841	95
	Eli Lilly & Co.	213	91
*	Jazz Pharmaceuticals plc	620	79
	HealthStream Inc.	2,717	63
*	United Therapeutics Corp.	236	49
*	Henry Schein Inc.	653	48
*	Corcept Therapeutics Inc.	1,147	27
			16,550
Industrials (16.4%)
*	Fiserv Inc.	8,422	945
*	Builders FirstSource Inc.	7,143	828
	Caterpillar Inc.	3,643	750
*	Modine Manufacturing Co.	25,924	707
	American Express Co.	3,463	549
*	Atkore Inc.	4,537	530
	Lockheed Martin Corp.	1,181	524
*	GMS Inc.	7,929	502
	Owens Corning	4,192	446
	Synchrony Financial	13,983	433
	Dorian LPG Ltd.	18,488	427
	General Electric Co.	4,139	420
	Louisiana-Pacific Corp.	7,126	417
	Encore Wire Corp.	2,462	403
	United Rentals Inc.	1,170	391
	Belden Inc.	4,453	390
	Griffon Corp.	12,281	387
*	Manitowoc Co. Inc.	26,929	386
	Snap-on Inc.	1,536	382
	Covenant Logistics Group Inc. Class A	9,878	377
	WESCO International Inc.	2,721	374
*	XPO Inc.	7,953	373
	International Seaways Inc.	10,237	369
	Acuity Brands Inc.	2,350	354
	Accenture plc Class A	1,154	353
	Valmont Industries Inc.	1,325	348
*	Saia Inc.	1,211	344
	Teekay Tankers Ltd. Class A	9,266	335
	Wabash National Corp.	14,111	331
	Ryder System Inc.	4,179	329
	Schneider National Inc. Class B	12,606	327
	Scorpio Tankers Inc.	7,098	325
	Crane NXT Co.	6,152	324
	Hubbell Inc. Class B	1,070	302
	Landstar System Inc.	1,706	299
	Marten Transport Ltd.	13,557	287
	EMCOR Group Inc.	1,727	285
	Applied Industrial Technologies Inc.	2,295	282
	Resources Connection Inc.	18,477	282
	Comfort Systems USA Inc.	1,855	275
		Shares	Market Value• ($000)
	Ardmore Shipping Corp.	23,478	275
	AGCO Corp.	2,439	269
*	Hub Group Inc. Class A	3,621	266
	Terex Corp.	5,680	263
*	Gibraltar Industries Inc.	4,962	260
*	WEX Inc.	1,564	259
*	AMN Healthcare Services Inc.	2,649	252
	Moog Inc. Class A	2,535	246
*	Teekay Corp.	43,020	241
*	O-I Glass Inc.	11,476	238
*	American Woodmark Corp.	3,904	232
	Johnson Controls International plc	3,833	229
*	ExlService Holdings Inc.	1,461	221
	Insperity Inc.	1,894	210
*	MYR Group Inc.	1,555	198
	ArcBest Corp.	2,354	197
	H&E Equipment Services Inc.	5,250	189
*	Cross Country Healthcare Inc.	7,244	185
*	Fair Isaac Corp.	234	184
	Eagle Materials Inc.	1,114	182
	Kforce Inc.	3,137	181
	Quanex Building Products Corp.	8,496	178
	Air Lease Corp. Class A	4,566	174
	Insteel Industries Inc.	5,730	171
*	Sterling Infrastructure Inc.	3,587	165
	Werner Enterprises Inc.	3,717	163
	Matson Inc.	2,336	160
	Kelly Services Inc. Class A	9,042	158
	nVent Electric plc	3,443	149
	Greif Inc. Class A	2,442	147
*	AAR Corp.	2,933	147
	Heidrick & Struggles International Inc.	6,004	146
	Cummins Inc.	689	141
	Apogee Enterprises Inc.	3,695	136
	DHT Holdings Inc.	16,741	129
	Brunswick Corp.	1,663	126
	Knight-Swift Transportation Holdings Inc.	2,223	122
	Barrett Business Services Inc.	1,393	117
	Expeditors International of Washington Inc.	1,052	116
*	TriNet Group Inc.	1,297	115
*	Thermon Group Holdings Inc.	4,830	111
	Genco Shipping & Trading Ltd.	8,607	107
	Carlisle Cos. Inc.	494	105
*	TrueBlue Inc.	6,004	99
	Watts Water Technologies Inc. Class A	608	96
	CH Robinson Worldwide Inc.	954	90
*	Titan Machinery Inc.	3,395	86
	CRA International Inc.	910	84
	Simpson Manufacturing Co. Inc.	706	83
	Franklin Electric Co. Inc.	906	82
	JB Hunt Transport Services Inc.	484	81
	Old Dominion Freight Line Inc.	245	76
	Berry Global Group Inc.	1,263	72
	Forward Air Corp.	708	69
*	Aersale Corp.	4,436	67
	Allison Transmission Holdings Inc.	1,378	65
*	Beacon Roofing Supply Inc.	1,000	64
	Graphic Packaging Holding Co.	2,601	62
	ManpowerGroup Inc.	866	61

U.S. Multifactor ETF
		Shares	Market Value• ($000)
	Textainer Group Holdings Ltd.	1,719	61
	Golden Ocean Group Ltd.	7,868	56
	Standex International Corp.	397	54
	Enerpac Tool Group Corp. Class A	2,127	54
*	Conduent Inc.	17,255	52
	Korn Ferry	1,081	51
	Robert Half International Inc.	764	50
	WW Grainger Inc.	75	49
*	Masonite International Corp.	548	48
*	Franklin Covey Co.	1,269	47
	Myers Industries Inc.	2,537	47
	Watsco Inc.	145	47
	CSW Industrials Inc.	216	31
	Badger Meter Inc.	199	27
	Kadant Inc.	104	20
			26,483
Real Estate (0.1%)
*	CBRE Group Inc. Class A	981	73
	Newmark Group Inc. Class A	9,197	53
			126
Technology (14.6%)
	Microchip Technology Inc.	24,759	1,863
	Oracle Corp.	15,366	1,628
	Applied Materials Inc.	11,538	1,538
*	Meta Platforms Inc. Class A	5,024	1,330
	Broadcom Inc.	1,610	1,301
*	Cadence Design Systems Inc.	3,844	888
	International Business Machines Corp.	6,681	859
*	ON Semiconductor Corp.	9,391	785
	Jabil Inc.	8,720	781
*	Photronics Inc.	36,769	781
*	Diodes Inc.	8,368	752
	Lam Research Corp.	1,041	642
*	Super Micro Computer Inc.	2,783	623
*	Cohu Inc.	15,297	586
*	Axcelis Technologies Inc.	3,524	555
	Amkor Technology Inc.	21,346	529
*	Cirrus Logic Inc.	6,426	499
	Amdocs Ltd.	5,239	493
	HP Inc.	15,798	459
	KLA Corp.	996	441
*	Arrow Electronics Inc.	3,275	415
*	Rambus Inc.	6,472	414
*	Lattice Semiconductor Corp.	4,758	387
	Kulicke & Soffa Industries Inc.	7,154	378
	Dell Technologies Inc. Class C	6,832	306
*	Sanmina Corp.	5,720	303
	Cognizant Technology Solutions Corp. Class A	4,635	290
*	Gartner Inc.	824	282
	Skyworks Solutions Inc.	2,653	275
	Adeia Inc.	27,708	272
	Analog Devices Inc.	1,491	265
*	Kyndryl Holdings Inc.	20,747	261
	Vishay Intertechnology Inc.	9,242	238
		Shares	Market Value• ($000)
*	Allegro MicroSystems Inc.	4,925	194
	CSG Systems International Inc.	3,558	171
*	Veradigm Inc.	13,379	158
	A10 Networks Inc.	10,328	154
*	Synopsys Inc.	322	146
	Science Applications International Corp.	1,490	145
*	OneSpan Inc.	9,050	137
*	PDF Solutions Inc.	3,137	133
*	CACI International Inc. Class A	381	114
*	Avid Technology Inc.	4,290	103
	CTS Corp.	2,183	100
	Hewlett Packard Enterprise Co.	6,277	90
*	Agilysys Inc.	979	73
*	NetScout Systems Inc.	2,399	73
*	Pinterest Inc. Class A	3,008	72
	Methode Electronics Inc.	1,619	70
*	Pure Storage Inc. Class A	2,389	69
*	Consensus Cloud Solutions Inc.	1,819	66
	Shutterstock Inc.	1,292	64
	PC Connection Inc.	1,069	48
*	F5 Inc.	308	45
			23,644
Telecommunications (0.9%)
	Cisco Systems Inc.	13,688	680
	AT&T Inc.	18,386	289
*	Extreme Networks Inc.	13,014	268
	Juniper Networks Inc.	6,067	184
			1,421
Utilities (0.0%)
*	Heritage-Crystal Clean Inc.	1,335	44
Total Common Stocks (Cost $154,443)			160,673
Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
[2,3]	Vanguard Market Liquidity Fund, 5.125% (Cost $959)	9,597	959
Total Investments (100.1%) (Cost $155,402)			161,632
Other Assets and Liabilities—Net (-0.1%)			(164)
Net Assets (100%)			161,468
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $359,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $399,000 was received for securities on loan, of which $398,000 is held in Vanguard Market Liquidity Fund and $1,000 is held in cash.

U.S. Multifactor ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Micro E-mini S&P 500 Index	June 2023	34	712	50

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Multifactor ETF
Statement of Assets and Liabilities
As of May 31, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $154,443)	160,673
Affiliated Issuers (Cost $959)	959
Total Investments in Securities	161,632
Investment in Vanguard	6
Cash	1
Cash Collateral Pledged—Futures Contracts	38
Receivables for Investment Securities Sold	10
Receivables for Accrued Income	347
Total Assets	162,034
Liabilities
Due to Custodian	10
Payables for Investment Securities Purchased	140
Collateral for Securities on Loan	399
Payables to Vanguard	13
Variation Margin Payable—Futures Contracts	4
Total Liabilities	566
Net Assets	161,468
1 Includes $359,000 of securities on loan.
At May 31, 2023, net assets consisted of:

Paid-in Capital	170,777
Total Distributable Earnings (Loss)	(9,309)
Net Assets	161,468

Net Assets
Applicable to 1,695,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	161,468
Net Asset Value Per Share	$95.26

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Multifactor ETF
Statement of Operations

Six Months Ended May 31, 2023
($000)
Investment Income
Income
Dividends[1]	2,127
Interest[2]	15
Securities Lending—Net	12
Total Income	2,154
Expenses
The Vanguard Group—Note B
Investment Advisory Services	21
Management and Administrative	109
Marketing and Distribution	5
Shareholders’ Reports	14
Trustees’ Fees and Expenses	—
Other Expenses	6
Total Expenses	155
Net Investment Income	1,999
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	2,854
Futures Contracts	(5)
Realized Net Gain (Loss)	2,849
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(19,364)
Futures Contracts	(4)
Change in Unrealized Appreciation (Depreciation)	(19,368)
Net Increase (Decrease) in Net Assets Resulting from Operations	(14,520)
1	Dividends are net of foreign withholding taxes of $2,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $14,000, less than $1,000, less than $1,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $6,620,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Multifactor ETF
Statement of Changes in Net Assets

	Six Months Ended May 31, 2023	Year Ended November 30, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,999	3,098
Realized Net Gain (Loss)	2,849	3,068
Change in Unrealized Appreciation (Depreciation)	(19,368)	1,362
Net Increase (Decrease) in Net Assets Resulting from Operations	(14,520)	7,528
Distributions
Total Distributions	(1,973)	(2,850)
Capital Share Transactions
Issued	30,051	83,650
Issued in Lieu of Cash Distributions	—	—
Redeemed	(22,347)	(28,351)
Net Increase (Decrease) from Capital Share Transactions	7,704	55,299
Total Increase (Decrease)	(8,789)	59,977
Net Assets
Beginning of Period	170,257	110,280
End of Period	161,468	170,257

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Multifactor ETF
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended May 31, 2023	February 13, 2018[1] to November 30, 2018	Year Ended November 30,
			2022	2021	2020	2019
Net Asset Value, Beginning of Period	$105.10	$103.55	$79.93	$79.60	$76.07	$75.00
Investment Operations
Net Investment Income[2]	1.157	2.188	1.534	1.191	1.340	1.007
Net Realized and Unrealized Gain (Loss) on Investments	(9.832)	1.467	23.442	.372	3.458	.543
Total from Investment Operations	(8.675)	3.655	24.976	1.563	4.798	1.550
Distributions
Dividends from Net Investment Income	(1.165)	(2.105)	(1.356)	(1.233)	(1.268)	(.480)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.165)	(2.105)	(1.356)	(1.233)	(1.268)	(.480)
Net Asset Value, End of Period	$95.26	$105.10	$103.55	$79.93	$79.60	$76.07
Total Return	-8.27%	3.73%	31.43%	2.35%	6.46%	2.03%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$161	$170	$110	$62	$90	$76
Ratio of Total Expenses to Average Net Assets	0.18%	0.18%[3]	0.18%	0.19%[3]	0.19%[3]	0.18%[4]
Ratio of Net Investment Income to Average Net Assets	2.10%	2.21%	1.56%	1.66%	1.79%	1.59%[4]
Portfolio Turnover Rate	16%[5]	33%[5]	75%[5]	95%[5]	98%	64%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.18%.
4	Annualized.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Multifactor ETF
Notes to Financial Statements
Vanguard U.S. Multifactor ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. ETF Shares are listed for trading on Cboe BZX Exchange, Inc.; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended May 31, 2023, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.

U.S. Multifactor ETF
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

U.S. Multifactor ETF
For the six months ended May 31, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2023, the fund had contributed to Vanguard capital in the amount of $6,000, representing less than 0.01% of the fund’s net assets and less than 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At May 31, 2023, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.
D.	As of May 31, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	155,402
Gross Unrealized Appreciation	17,114
Gross Unrealized Depreciation	(10,834)
Net Unrealized Appreciation (Depreciation)	6,280
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at November 30, 2022, the fund had available capital losses totaling $19,107,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending November 30,

U.S. Multifactor ETF
2023; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended May 31, 2023, the fund purchased $58,352,000 of investment securities and sold $50,731,000 of investment securities, other than temporary cash investments. Purchases and sales include $0 and $22,272,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended May 31, 2023, such purchases were $197,000 and sales were $441,000, resulting in net realized loss of $180,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital shares issued and redeemed were:

	Six Months Ended May 31, 2023	Year Ended November 30, 2022
	Shares (000)	Shares (000)
Issued	295	840
Issued in Lieu of Cash Distributions	—	—
Redeemed	(220)	(285)
Net Increase (Decrease) in Shares Outstanding	75	555
G.	Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund's use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.	Management has determined that no events or transactions occurred subsequent to May 31, 2023, that would require recognition or disclosure in these financial statements.

U.S. Quality Factor ETF
Fund Allocation
As of May 31, 2023
Basic Materials	3.2%
Consumer Discretionary	17.6
Consumer Staples	5.7
Energy	10.1
Financials	12.0
Health Care	11.3
Industrials	19.0
Real Estate	0.3
Technology	19.3
Telecommunications	1.5
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.

U.S. Quality Factor ETF
Financial Statements (unaudited)
Schedule of Investments
As of May 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.5%)
Basic Materials (3.2%)
	Ecolab Inc.	5,579	921
	UFP Industries Inc.	11,399	890
	Mueller Industries Inc.	11,567	859
	Fastenal Co.	11,697	630
	Reliance Steel & Aluminum Co.	2,242	526
	Olin Corp.	9,072	429
	CF Industries Holdings Inc.	5,742	353
	Steel Dynamics Inc.	3,756	345
	Boise Cascade Co.	4,071	293
	Olympic Steel Inc.	5,984	250
	Innospec Inc.	2,628	243
	Nucor Corp.	1,750	231
	Ryerson Holding Corp.	6,790	231
	Sylvamo Corp.	5,811	229
*	Clearwater Paper Corp.	3,251	99
	American Vanguard Corp.	5,455	93
	Mosaic Co.	2,216	71
	AdvanSix Inc.	2,089	69
*	LSB Industries Inc.	6,367	59
			6,821
Consumer Discretionary (17.5%)
*	Booking Holdings Inc.	1,289	3,234
	Walmart Inc.	21,396	3,142
	Estee Lauder Cos. Inc. Class A	14,357	2,642
	Costco Wholesale Corp.	4,149	2,122
	TJX Cos. Inc.	24,679	1,895
*	Airbnb Inc. Class A	15,184	1,667
	Tapestry Inc.	28,865	1,155
*	Lululemon Athletica Inc.	3,333	1,106
	eBay Inc.	23,943	1,019
*	Capri Holdings Ltd.	28,358	995
	Pool Corp.	3,012	953
	Best Buy Co. Inc.	12,664	920
	Genuine Parts Co.	5,765	859
*	Expedia Group Inc.	8,385	803
*	YETI Holdings Inc.	19,849	726
*	Ulta Beauty Inc.	1,760	721
*	Grand Canyon Education Inc.	6,441	675
	Oxford Industries Inc.	5,760	576
	Macy's Inc.	41,925	570
*	Deckers Outdoor Corp.	994	472
	Rollins Inc.	11,557	454
	Lennar Corp. Class B	4,678	442
*	Perdoceo Education Corp.	34,779	410
		Shares	Market Value• ($000)
	Upbound Group Inc.	13,489	403
*	Thryv Holdings Inc.	16,554	386
*	Master Craft Boat Holdings Inc.	14,262	378
	Steven Madden Ltd.	11,923	372
	Target Corp.	2,639	346
	Monarch Casino & Resort Inc.	5,103	331
	Ralph Lauren Corp. Class A	2,978	317
*	Skyline Champion Corp.	5,436	316
	Movado Group Inc.	12,113	308
*	NVR Inc.	53	294
	PriceSmart Inc.	4,020	291
*	Knowles Corp.	15,856	285
*	Cavco Industries Inc.	1,127	281
	John Wiley & Sons Inc. Class A	7,271	262
*	ODP Corp.	6,439	258
	Build-A-Bear Workshop Inc.	13,781	251
*	Duolingo Inc.	1,668	250
*	elf Beauty Inc.	2,281	237
	Advance Auto Parts Inc.	2,970	217
	Murphy USA Inc.	742	205
*	Coursera Inc.	15,652	198
	Scholastic Corp.	4,644	197
*	Under Armour Inc. Class A	26,497	191
	Caleres Inc.	10,405	180
	Dick's Sporting Goods Inc.	1,381	176
*	Abercrombie & Fitch Co. Class A	5,578	173
	Buckle Inc.	5,632	173
	NIKE Inc. Class B	1,581	166
	Ethan Allen Interiors Inc.	5,683	142
	HNI Corp.	5,386	137
*	Cars.com Inc.	7,644	135
	Signet Jewelers Ltd.	2,110	134
*	Destination XL Group Inc.	32,024	133
*	BJ's Wholesale Club Holdings Inc.	2,086	131
*	CarParts.com Inc.	30,981	129
*	Malibu Boats Inc. Class A	2,394	126
*	Mattel Inc.	7,192	125
*	Tilly's Inc. Class A	15,409	120
	Acushnet Holdings Corp.	2,580	116
*	Hovnanian Enterprises Inc. Class A	1,269	107
*	Chico's FAS Inc.	21,678	98
	Hibbett Inc.	2,533	91
*	Qurate Retail Inc. Series A	104,674	87
*	Zumiez Inc.	5,433	87

U.S. Quality Factor ETF
		Shares	Market Value• ($000)
*	TripAdvisor Inc.	5,539	86
*	PROG Holdings Inc.	2,472	81
*	Golden Entertainment Inc.	1,908	80
*	frontdoor Inc.	2,536	78
	RB Global Inc.	1,433	75
	LKQ Corp.	1,391	73
	Electronic Arts Inc.	543	70
	Columbia Sportswear Co.	885	65
*	MarineMax Inc.	2,137	61
*	Liquidity Services Inc.	3,383	51
*	Duluth Holdings Inc. Class B	8,302	45
*	Victoria's Secret & Co.	2,194	45
	Matthews International Corp. Class A	1,152	44
	Aaron's Co. Inc.	3,566	44
	La-Z-Boy Inc.	1,551	41
	Inter Parfums Inc.	286	36
*	Children's Place Inc.	2,286	34
			37,907
Consumer Staples (5.7%)
	PepsiCo Inc.	16,279	2,969
	Kroger Co.	18,981	860
	AmerisourceBergen Corp.	3,761	640
	Kimberly-Clark Corp.	4,560	612
	Procter & Gamble Co.	4,056	578
	John B Sanfilippo & Son Inc.	4,817	560
	Colgate-Palmolive Co.	7,314	544
	Casey's General Stores Inc.	2,212	499
	Coca-Cola Co.	7,260	433
	Coca-Cola Consolidated Inc.	639	423
*	Boston Beer Co. Inc. Class A	1,154	390
	Nu Skin Enterprises Inc. Class A	11,628	388
*	National Beverage Corp.	7,753	383
	Flowers Foods Inc.	14,226	355
	Cal-Maine Foods Inc.	7,278	346
*	USANA Health Sciences Inc.	5,401	328
*	Monster Beverage Corp.	4,620	271
	Hershey Co.	890	231
	SpartanNash Co.	10,052	230
	Medifast Inc.	2,881	227
	Lancaster Colony Corp.	1,115	219
	Weis Markets Inc.	3,555	212
	Brown-Forman Corp. Class B	3,237	200
	Clorox Co.	1,094	173
	Ingles Markets Inc. Class A	1,631	131
*	United Natural Foods Inc.	3,411	91
*	Vita Coco Co. Inc.	1,849	49
			12,342
Energy (10.0%)
	EOG Resources Inc.	22,838	2,450
	ConocoPhillips	20,115	1,997
	Pioneer Natural Resources Co.	8,230	1,641
	Exxon Mobil Corp.	15,692	1,603
	Valero Energy Corp.	9,549	1,022
	PBF Energy Inc. Class A	24,546	904
*	Enphase Energy Inc.	4,357	758
	Texas Pacific Land Corp.	561	731
*	Denbury Inc.	7,689	693
	Devon Energy Corp.	14,809	683
	Civitas Resources Inc.	9,601	641
	ChampionX Corp.	25,252	638
	Occidental Petroleum Corp.	10,981	633
	Marathon Petroleum Corp.	5,871	616
	Range Resources Corp.	19,830	543
		Shares	Market Value• ($000)
	Coterra Energy Inc.	21,343	496
*	ProPetro Holding Corp.	61,641	411
*	Gulfport Energy Corp.	4,140	402
*	Southwestern Energy Co.	77,263	369
	SM Energy Co.	13,743	361
	CONSOL Energy Inc.	6,520	352
	Alpha Metallurgical Resources Inc.	2,585	349
	Warrior Met Coal Inc.	9,943	326
	EQT Corp.	8,566	298
	RPC Inc.	43,873	292
*	Talos Energy Inc.	19,183	236
	Chord Energy Corp.	1,586	227
	Magnolia Oil & Gas Corp. Class A	11,519	223
	SandRidge Energy Inc.	14,117	190
	Ovintiv Inc. (XNYS)	4,374	145
	SunCoke Energy Inc.	21,208	144
*	Weatherford International plc	2,330	131
	Matador Resources Co.	2,923	129
	Patterson-UTI Energy Inc.	12,916	126
	Arch Resources Inc.	1,199	124
*	NexTier Oilfield Solutions Inc.	16,200	122
*	Par Pacific Holdings Inc.	5,653	120
	CVR Energy Inc.	4,618	108
*	Kosmos Energy Ltd.	17,163	102
*	NOW Inc.	9,395	83
*	DMC Global Inc.	4,761	77
*	Nabors Industries Ltd. (XNYS)	880	74
	VAALCO Energy Inc.	18,043	70
	Peabody Energy Corp.	2,630	48
	Ramaco Resources Inc.	5,407	40
			21,728
Financials (12.0%)
	American International Group Inc.	39,999	2,113
	Popular Inc.	16,869	965
	Equitable Holdings Inc.	36,182	888
	Ameriprise Financial Inc.	2,697	805
	SLM Corp.	42,940	655
	First BanCorp (XNYS)	58,184	649
	Discover Financial Services	5,787	595
	OFG Bancorp	24,320	590
	Houlihan Lokey Inc. Class A	6,694	584
	Principal Financial Group Inc.	8,896	582
	Brightsphere Investment Group Inc.	26,233	564
	Aon plc Class A (XNYS)	1,757	542
	BankUnited Inc.	27,798	526
*	Customers Bancorp Inc.	21,870	503
	LPL Financial Holdings Inc.	2,581	503
	Pathward Financial Inc.	10,778	474
	Federated Hermes Inc.	13,613	469
	American Equity Investment Life Holding Co.	11,710	462
	Fidelity National Financial Inc.	13,163	449
	Jackson Financial Inc. Class A	15,726	436
	City Holding Co.	5,002	431
	Berkshire Hills Bancorp Inc.	20,900	427
	Ally Financial Inc.	15,047	401
	WSFS Financial Corp.	11,705	391
	Central Pacific Financial Corp.	26,296	384
*	Triumph Financial Inc.	7,189	373
*	Ryan Specialty Holdings Inc.	9,080	370
	Cathay General Bancorp	12,199	357
	CNO Financial Group Inc.	16,388	356
*	Bancorp Inc.	10,557	326

U.S. Quality Factor ETF
		Shares	Market Value• ($000)
	Banc of California Inc.	30,485	326
	First Citizens BancShares Inc. Class A	258	322
	Oppenheimer Holdings Inc. Class A	8,057	316
	1st Source Corp.	7,021	289
	OneMain Holdings Inc.	7,513	284
	WesBanco Inc.	11,568	279
	Virtus Investment Partners Inc.	1,406	268
	Primerica Inc.	1,458	265
	SEI Investments Co.	4,652	263
	First Financial Corp.	7,742	251
	Navient Corp.	15,880	241
	Dime Community Bancshares Inc.	14,319	232
	State Street Corp.	3,356	228
	Moody's Corp.	709	225
	Perella Weinberg Partners Class A	27,809	218
	Radian Group Inc.	8,454	216
	Affiliated Managers Group Inc.	1,441	200
	BOK Financial Corp.	2,260	184
	MGIC Investment Corp.	11,892	180
*	NMI Holdings Inc. Class A	7,050	177
	PennyMac Financial Services Inc.	2,797	171
*	Open Lending Corp. Class A	16,886	171
*	Mr Cooper Group Inc.	3,629	168
	Evercore Inc. Class A	1,521	164
	Virtu Financial Inc. Class A	8,828	155
	Lakeland Financial Corp.	3,041	153
	Tompkins Financial Corp.	2,924	153
	Banner Corp.	3,503	152
	Hilltop Holdings Inc.	5,097	151
*	Ambac Financial Group Inc.	10,392	145
	Zions Bancorp NA	5,330	145
	PJT Partners Inc. Class A	2,116	143
	Bank of NT Butterfield & Son Ltd.	5,215	131
	Trustmark Corp.	6,208	130
	Kearny Financial Corp.	17,534	120
*	Enova International Inc.	2,256	105
	Premier Financial Corp.	7,430	104
	PacWest Bancorp	14,126	91
	Hanmi Financial Corp.	6,256	90
	Lazard Ltd. Class A	2,969	85
	Eagle Bancorp Inc.	4,222	84
	Jefferies Financial Group Inc.	2,805	84
	Regional Management Corp.	3,219	84
	Byline Bancorp Inc.	4,504	80
*	Avantax Inc.	3,682	78
	HarborOne Bancorp Inc.	7,824	64
	Southside Bancshares Inc.	2,273	60
	Artisan Partners Asset Management Inc. Class A	1,789	57
	Independent Bank Corp.	3,440	56
	Washington Trust Bancorp Inc.	2,048	52
	Amalgamated Financial Corp.	3,641	52
	Peapack-Gladstone Financial Corp.	1,776	47
	Amerant Bancorp Inc.	2,556	45
	Preferred Bank	961	44
	Provident Financial Services Inc.	2,799	44
	Cohen & Steers Inc.	782	43
		Shares	Market Value• ($000)
*	PRA Group Inc.	2,165	41
	Commerce Bancshares Inc.	838	40
			25,916
Health Care (11.2%)
	Gilead Sciences Inc.	30,221	2,325
*	Edwards Lifesciences Corp.	17,812	1,500
	Bristol-Myers Squibb Co.	22,080	1,423
	Johnson & Johnson	9,119	1,414
*	Vertex Pharmaceuticals Inc.	4,363	1,412
*	Biogen Inc.	4,252	1,260
*	Intuitive Surgical Inc.	3,873	1,192
	Chemed Corp.	2,097	1,119
	Merck & Co. Inc.	9,730	1,074
	Abbott Laboratories	9,324	951
	Humana Inc.	1,777	892
*	Hologic Inc.	11,003	868
*	Lantheus Holdings Inc.	9,880	855
	Eli Lilly & Co.	1,459	627
*	Maravai LifeSciences Holdings Inc. Class A	47,721	613
*	CorVel Corp.	2,618	512
*	Molina Healthcare Inc.	1,770	485
*	Medpace Holdings Inc.	2,175	450
*	Amphastar Pharmaceuticals Inc.	8,353	371
*	Shockwave Medical Inc.	1,225	337
*	Henry Schein Inc.	4,340	321
	Bruker Corp.	4,618	319
*	Inspire Medical Systems Inc.	1,048	307
*	Veeva Systems Inc. Class A	1,633	271
*	Incyte Corp.	4,247	261
*	Catalyst Pharmaceuticals Inc.	21,048	243
	Patterson Cos. Inc.	8,974	235
*	Orthofix Medical Inc.	11,852	222
*	Align Technology Inc.	780	220
*	ACADIA Pharmaceuticals Inc.	8,938	210
*	Zimvie Inc.	19,793	198
*	Axonics Inc.	3,709	179
*	Alkermes plc	5,176	150
*	Merit Medical Systems Inc.	1,770	146
*	Tactile Systems Technology Inc.	6,893	145
*	Haemonetics Corp.	1,698	144
*	United Therapeutics Corp.	644	135
	Amgen Inc.	583	129
*	AtriCure Inc.	2,651	119
	AbbVie Inc.	717	99
*	Joint Corp.	6,829	97
*	Inogen Inc.	8,961	94
*	iRhythm Technologies Inc.	811	93
*	Corcept Therapeutics Inc.	2,639	62
	Cardinal Health Inc.	650	53
	iRadimed Corp.	1,095	51
	West Pharmaceutical Services Inc.	144	48
	HealthStream Inc.	1,780	41
			24,272
Industrials (18.9%)
	3M Co.	24,246	2,262
	Paychex Inc.	19,950	2,093
	Automatic Data Processing Inc.	7,810	1,632
	Accenture plc Class A	5,313	1,625
	American Express Co.	9,569	1,517
	MSC Industrial Direct Co. Inc. Class A	16,325	1,468

U.S. Quality Factor ETF
		Shares	Market Value• ($000)
*	Builders FirstSource Inc.	10,360	1,201
	Landstar System Inc.	6,298	1,105
*	Trex Co. Inc.	16,805	863
	Acuity Brands Inc.	5,530	833
	Caterpillar Inc.	3,858	794
	Jack Henry & Associates Inc.	5,001	765
	Expeditors International of Washington Inc.	6,869	758
	Synchrony Financial	24,178	749
	Insperity Inc.	6,729	745
	Cognex Corp.	12,683	697
	Mastercard Inc. Class A	1,785	652
	Badger Meter Inc.	4,697	648
	Louisiana-Pacific Corp.	10,440	611
	Fortune Brands Innovations Inc.	9,968	603
*	AMN Healthcare Services Inc.	6,303	598
	Robert Half International Inc.	8,241	536
	Visa Inc. Class A	2,321	513
*	BlueLinx Holdings Inc.	6,016	495
	Watts Water Technologies Inc. Class A	3,124	495
	A O Smith Corp.	7,556	483
	WW Grainger Inc.	736	478
*	Donnelley Financial Solutions Inc.	9,764	433
*	GMS Inc.	6,819	432
	Barrett Business Services Inc.	5,108	429
	Veritiv Corp.	4,047	427
	ManpowerGroup Inc.	5,913	415
	Toro Co.	4,234	414
	Old Dominion Freight Line Inc.	1,327	412
	EMCOR Group Inc.	2,446	403
	Kforce Inc.	6,966	401
	Crane NXT Co.	6,831	359
*	Franklin Covey Co.	9,706	358
	Graco Inc.	4,340	332
*	XPO Inc.	7,053	331
	Marten Transport Ltd.	15,570	329
	Advanced Drainage Systems Inc.	3,394	328
	Donaldson Co. Inc.	5,456	319
*	Proto Labs Inc.	10,164	313
	Enerpac Tool Group Corp. Class A	12,109	308
*	Teekay Corp.	54,216	304
*	LegalZoom.com Inc.	26,998	302
*	TrueBlue Inc.	18,172	301
*	MYR Group Inc.	2,335	298
	Lincoln Electric Holdings Inc.	1,678	285
	Resources Connection Inc.	18,368	281
	Brady Corp. Class A	5,848	279
	Apogee Enterprises Inc.	7,102	262
	Kadant Inc.	1,316	250
	Covenant Logistics Group Inc. Class A	6,449	246
	Allison Transmission Holdings Inc.	4,676	221
	Nordson Corp.	995	217
*	NV5 Global Inc.	2,238	203
	Comfort Systems USA Inc.	1,355	200
	Western Union Co.	17,324	197
	Insteel Industries Inc.	6,483	194
*	Cross Country Healthcare Inc.	7,291	186
*	Forrester Research Inc.	6,399	184
	Matson Inc.	2,637	180
		Shares	Market Value• ($000)
*	FleetCor Technologies Inc.	777	176
	Encore Wire Corp.	1,061	174
*	Manitowoc Co. Inc.	11,187	161
	Owens Corning	1,501	160
	CRA International Inc.	1,692	157
	Ardmore Shipping Corp.	13,329	156
	Quanex Building Products Corp.	7,158	150
	Snap-on Inc.	598	149
*	Hudson Technologies Inc.	16,449	144
	Crane Co.	1,881	137
	Myers Industries Inc.	7,289	136
	Cintas Corp.	285	135
	Albany International Corp. Class A	1,561	133
	Standex International Corp.	935	127
*	ExlService Holdings Inc.	825	124
*	Beacon Roofing Supply Inc.	1,878	120
*	Atkore Inc.	993	116
	Forward Air Corp.	1,168	114
*	WEX Inc.	672	111
	Wabash National Corp.	4,555	107
	Watsco Inc.	305	99
	EVERTEC Inc.	2,758	95
*	Euronet Worldwide Inc.	842	94
	Deluxe Corp.	6,050	92
	Kelly Services Inc. Class A	5,134	90
*	Keysight Technologies Inc.	558	90
	Scorpio Tankers Inc.	1,854	85
	Tennant Co.	1,154	84
*	Saia Inc.	276	78
	Napco Security Technologies Inc.	1,942	72
*	TriNet Group Inc.	766	68
	Ennis Inc.	3,484	67
	REV Group Inc.	6,180	63
	Ryder System Inc.	768	61
*	Mettler-Toledo International Inc.	44	58
	Universal Logistics Holdings Inc.	2,187	58
	Simpson Manufacturing Co. Inc.	480	57
	CH Robinson Worldwide Inc.	533	50
	Hubbell Inc. Class B	167	47
*	Zebra Technologies Corp. Class A	181	47
	Illinois Tool Works Inc.	196	43
*	Titan International Inc.	4,349	43
	Applied Industrial Technologies Inc.	332	41
	Franklin Electric Co. Inc.	434	39
			40,960
Real Estate (0.3%)
	Newmark Group Inc. Class A	42,541	244
	Marcus & Millichap Inc.	6,715	197
*	Anywhere Real Estate Inc.	16,192	98
			539
Technology (19.2%)
	Apple Inc.	21,459	3,804
*	Adobe Inc.	7,463	3,118
*	Autodesk Inc.	13,274	2,647
	KLA Corp.	5,908	2,617
*	Cadence Design Systems Inc.	10,900	2,517
	Microchip Technology Inc.	29,893	2,250
	Teradyne Inc.	14,896	1,492

U.S. Quality Factor ETF
		Shares	Market Value• ($000)
*	Manhattan Associates Inc.	6,890	1,250
*	Teradata Corp.	22,827	1,070
	Cognizant Technology Solutions Corp. Class A	16,583	1,036
*	Palo Alto Networks Inc.	4,830	1,031
*	Qualys Inc.	7,450	941
	Lam Research Corp.	1,333	822
*	Smartsheet Inc. Class A	15,804	784
*	ON Semiconductor Corp.	8,665	724
*	Fortinet Inc.	10,317	705
*	MaxLinear Inc.	23,463	685
	Power Integrations Inc.	7,793	673
*	Cargurus Inc.	33,674	633
*	Gartner Inc.	1,717	589
*	Photronics Inc.	27,160	577
*	Pure Storage Inc. Class A	19,558	563
*	Cirrus Logic Inc.	7,093	551
*	Alphabet Inc. Class A	4,051	498
*	CommVault Systems Inc.	6,900	481
*	Axcelis Technologies Inc.	2,947	464
	Hackett Group Inc.	22,384	434
*	F5 Inc.	2,785	411
	A10 Networks Inc.	27,251	406
	NetApp Inc.	5,922	393
*	EPAM Systems Inc.	1,499	385
*	Synopsys Inc.	798	363
*	Lattice Semiconductor Corp.	4,414	359
*	Pinterest Inc. Class A	13,485	323
	Texas Instruments Inc.	1,839	320
	CTS Corp.	6,838	312
*	Sprout Social Inc. Class A	7,210	312
	Dolby Laboratories Inc. Class A	3,706	306
*	Synaptics Inc.	3,512	302
*	PubMatic Inc. Class A	16,489	289
*	Yelp Inc. Class A	7,720	259
	Paycom Software Inc.	862	241
	Amdocs Ltd.	2,519	237
*	PDF Solutions Inc.	5,277	223
	Advanced Energy Industries Inc.	2,212	217
	Kulicke & Soffa Industries Inc.	4,009	212
*	Appfolio Inc. Class A	1,469	210
	Monolithic Power Systems Inc.	396	194
	PC Connection Inc.	4,316	194
*	Rambus Inc.	3,037	194
	Vishay Intertechnology Inc.	7,473	193
*	OneSpan Inc.	11,990	181
		Shares	Market Value• ($000)
*	Cohu Inc.	4,454	171
*	IAC Inc.	2,927	163
*	Atlassian Corp. Ltd. Class A	845	153
	Amkor Technology Inc.	5,624	139
	Microsoft Corp.	417	137
*	Qorvo Inc.	1,354	132
*	Super Micro Computer Inc.	488	109
*	Kyndryl Holdings Inc.	8,273	104
	Adeia Inc.	10,272	101
	CSG Systems International Inc.	1,713	82
	Shutterstock Inc.	1,501	75
*	Allegro MicroSystems Inc.	1,687	66
	Jabil Inc.	679	61
*	SecureWorks Corp. Class A	6,591	53
	QUALCOMM Inc.	398	45
*	TrueCar Inc.	17,595	40
*,1	Yandex NV Class A	1,459	—
			41,623
Telecommunications (1.5%)
	Cisco Systems Inc.	42,519	2,112
*	Extreme Networks Inc.	23,534	485
*	IDT Corp. Class B	15,162	461
*	Arista Networks Inc.	750	124
*	Cambium Networks Corp.	3,579	56
*	Clearfield Inc.	1,224	48
			3,286
Total Common Stocks (Cost $213,735)			215,394
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[2]	Vanguard Market Liquidity Fund, 5.125% (Cost $647)	6,474	647
Total Investments (99.8%) (Cost $214,382)			216,041
Other Assets and Liabilities—Net (0.2%)			387
Net Assets (100%)			216,428
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Security value determined using significant unobservable inputs.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

U.S. Quality Factor ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2023	2	419	11
Micro E-mini S&P 500 Index	June 2023	18	377	27
				38

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Quality Factor ETF
Statement of Assets and Liabilities
As of May 31, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $213,735)	215,394
Affiliated Issuers (Cost $647)	647
Total Investments in Securities	216,041
Investment in Vanguard	8
Cash Collateral Pledged—Futures Contracts	45
Receivables for Investment Securities Sold	311
Receivables for Accrued Income	372
Total Assets	216,777
Liabilities
Payables for Investment Securities Purchased	331
Payables to Vanguard	13
Variation Margin Payable—Futures Contracts	5
Total Liabilities	349
Net Assets	216,428
At May 31, 2023, net assets consisted of:

Paid-in Capital	229,672
Total Distributable Earnings (Loss)	(13,244)
Net Assets	216,428

Net Assets
Applicable to 2,055,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	216,428
Net Asset Value Per Share	$105.32

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Quality Factor ETF
Statement of Operations

Six Months Ended May 31, 2023
($000)
Investment Income
Income
Dividends[1]	1,969
Interest[2]	20
Securities Lending—Net	5
Total Income	1,994
Expenses
The Vanguard Group—Note B
Investment Advisory Services	25
Management and Administrative	85
Marketing and Distribution	6
Custodian Fees	3
Shareholders’ Reports	14
Trustees’ Fees and Expenses	—
Professional Services	7
Total Expenses	140
Expenses Paid Indirectly	(2)
Net Expenses	138
Net Investment Income	1,856
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	2,811
Futures Contracts	10
Realized Net Gain (Loss)	2,821
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(16,177)
Futures Contracts	(7)
Change in Unrealized Appreciation (Depreciation)	(16,184)
Net Increase (Decrease) in Net Assets Resulting from Operations	(11,507)
1	Dividends are net of foreign withholding taxes of $4,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $19,000, less than $1,000, less than $1,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $5,408,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Quality Factor ETF
Statement of Changes in Net Assets

	Six Months Ended May 31, 2023	Year Ended November 30, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,856	2,661
Realized Net Gain (Loss)	2,821	(6,545)
Change in Unrealized Appreciation (Depreciation)	(16,184)	(9,078)
Net Increase (Decrease) in Net Assets Resulting from Operations	(11,507)	(12,962)
Distributions
Total Distributions	(1,711)	(2,385)
Capital Share Transactions
Issued	36,347	108,666
Issued in Lieu of Cash Distributions	—	—
Redeemed	(12,749)	(30,853)
Net Increase (Decrease) from Capital Share Transactions	23,598	77,813
Total Increase (Decrease)	10,380	62,466
Net Assets
Beginning of Period	206,048	143,582
End of Period	216,428	206,048

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Quality Factor ETF
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended May 31, 2023	February 13, 2018[1] to November 30, 2018	Year Ended November 30,
			2022	2021	2020	2019
Net Asset Value, Beginning of Period	$111.98	$122.20	$94.79	$84.21	$78.58	$75.00
Investment Operations
Net Investment Income[2]	.941	1.562	1.403	1.291	1.199	.899
Net Realized and Unrealized Gain (Loss) on Investments	(6.728)	(10.356)	27.292	10.428	5.559	3.266
Total from Investment Operations	(5.787)	(8.794)	28.695	11.719	6.758	4.165
Distributions
Dividends from Net Investment Income	(.873)	(1.426)	(1.285)	(1.139)	(1.128)	(.585)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.873)	(1.426)	(1.285)	(1.139)	(1.128)	(.585)
Net Asset Value, End of Period	$105.32	$111.98	$122.20	$94.79	$84.21	$78.58
Total Return	-5.16%	-7.15%	30.42%	14.29%	8.75%	5.52%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$216	$206	$144	$55	$21	$18
Ratio of Total Expenses to Average Net Assets	0.13%[3]	0.13%	0.13%	0.13%	0.13%	0.13%[4,5]
Ratio of Net Investment Income to Average Net Assets	1.62%	1.43%	1.21%	1.59%	1.52%	1.40%[4]
Portfolio Turnover Rate	26%[6]	49%[6]	56%[6]	58%	80%	25%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.13%.
4	Annualized.
5	The ratio of total expenses to average net assets before an expense reduction of 0.04% was 0.17%. The fund incurred higher than anticipated expenses, in which Vanguard voluntarily agreed to assume payment of certain expenses. The fund is not obligated to repay this amount to Vanguard.
6	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Quality Factor ETF
Notes to Financial Statements
Vanguard U.S. Quality Factor ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. ETF Shares are listed for trading on Cboe BZX Exchange, Inc.; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended May 31, 2023, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.

U.S. Quality Factor ETF
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

U.S. Quality Factor ETF
For the six months ended May 31, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2023, the fund had contributed to Vanguard capital in the amount of $8,000, representing less than 0.01% of the fund’s net assets and less than 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended May 31, 2023, custodian fee offset arrangements reduced the fund’s expenses by $2,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

U.S. Quality Factor ETF
The following table summarizes the market value of the fund’s investments and derivatives as of May 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	215,394	—	—	215,394
Temporary Cash Investments	647	—	—	647
Total	216,041	—	—	216,041
Derivative Financial Instruments
Assets
Futures Contracts[1]	38	—	—	38
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	As of May 31, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	214,382
Gross Unrealized Appreciation	15,655
Gross Unrealized Depreciation	(13,958)
Net Unrealized Appreciation (Depreciation)	1,697
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at November 30, 2022, the fund had available capital losses totaling $18,464,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending November 30, 2023; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended May 31, 2023, the fund purchased $91,284,000 of investment securities and sold $67,501,000 of investment securities, other than temporary cash investments. Purchases and sales include $0 and $12,791,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended May 31, 2023, such purchases were $2,013,000 and sales were $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.

U.S. Quality Factor ETF
G.	Capital shares issued and redeemed were:

	Six Months Ended May 31, 2023	Year Ended November 30, 2022
	Shares (000)	Shares (000)
Issued	335	950
Issued in Lieu of Cash Distributions	—	—
Redeemed	(120)	(285)
Net Increase (Decrease) in Shares Outstanding	215	665
H.	Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund's use of derivative(s) and the specific risks associated is described under significant accounting policies.
At May 31, 2023, one shareholder was a record or beneficial owner of 47% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
I.	Management has determined that no events or transactions occurred subsequent to May 31, 2023, that would require recognition or disclosure in these financial statements.

U.S. Value Factor ETF
Fund Allocation
As of May 31, 2023
Basic Materials	6.7%
Consumer Discretionary	12.8
Consumer Staples	6.2
Energy	16.2
Financials	27.1
Health Care	6.7
Industrials	13.8
Real Estate	0.4
Technology	5.5
Telecommunications	4.6
Utilities	0.0
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.

U.S. Value Factor ETF
Financial Statements (unaudited)
Schedule of Investments
As of May 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.6%)
Basic Materials (6.7%)
	Dow Inc.	52,380	2,555
	Freeport-McMoRan Inc.	63,376	2,176
	Celanese Corp. Class A	20,229	2,104
	LyondellBasell Industries NV Class A	24,258	2,075
	Huntsman Corp.	59,409	1,411
	US Steel Corp.	59,748	1,250
	Tronox Holdings plc Class A	115,366	1,228
	UFP Industries Inc.	14,586	1,139
*	US Silica Holdings Inc.	98,349	1,114
	Olin Corp.	22,850	1,081
	Timken Co.	15,110	1,081
	Boise Cascade Co.	14,807	1,063
	Steel Dynamics Inc.	10,450	960
	Nucor Corp.	7,125	941
*	Cleveland-Cliffs Inc.	67,485	937
	Koppers Holdings Inc.	31,833	922
	Mosaic Co.	28,181	901
	AdvanSix Inc.	27,049	890
	Alcoa Corp.	26,348	836
*	Clearwater Paper Corp.	25,055	761
	Commercial Metals Co.	16,720	715
	Newmont Corp.	17,572	713
*	TimkenSteel Corp.	41,091	700
	Schnitzer Steel Industries Inc. Class A	25,240	694
	CF Industries Holdings Inc.	10,314	634
*	LSB Industries Inc.	65,769	612
	SSR Mining Inc. (XTSE)	40,209	594
*	Intrepid Potash Inc.	27,886	490
	Eastman Chemical Co.	6,282	484
	Mueller Industries Inc.	6,320	469
	Chemours Co.	15,066	399
	Mativ Holdings Inc.	23,986	361
*	Century Aluminum Co.	41,204	323
	Ryerson Holding Corp.	6,686	227
	Reliance Steel & Aluminum Co.	698	164
	Element Solutions Inc.	7,731	139
	Minerals Technologies Inc.	2,069	115
	International Paper Co.	3,878	114
	Olympic Steel Inc.	2,641	111
*	Alto Ingredients Inc.	44,573	90
			33,573
		Shares	Market Value• ($000)
Consumer Discretionary (12.8%)
	Ford Motor Co.	428,482	5,142
	General Motors Co.	142,555	4,620
	Fox Corp. Class B	81,051	2,368
*	Alaska Air Group Inc.	47,635	2,140
	Toll Brothers Inc.	26,909	1,822
*	JetBlue Airways Corp.	252,883	1,727
*	Goodyear Tire & Rubber Co.	120,389	1,653
	BorgWarner Inc. (XNYS)	36,443	1,616
*	Perdoceo Education Corp.	135,102	1,593
	U-Haul Holding Co.	30,315	1,403
	Macy's Inc.	98,173	1,334
*	American Airlines Group Inc.	84,767	1,253
	Travel & Leisure Co.	31,578	1,152
*	Delta Air Lines Inc.	31,309	1,137
	Dana Inc.	88,242	1,136
	Marriott Vacations Worldwide Corp.	8,056	993
	Bath & Body Works Inc.	26,955	950
	Lennar Corp. Class A	8,789	942
*	Penn Entertainment Inc.	36,315	909
	Group 1 Automotive Inc.	3,988	891
	News Corp. Class A	46,033	843
	Sinclair Broadcast Group Inc. Class A	54,610	840
	Gray Television Inc.	117,809	828
	La-Z-Boy Inc.	30,026	802
	Century Communities Inc.	12,232	778
*	Brinker International Inc.	20,469	749
	Scholastic Corp.	17,416	740
*	Qurate Retail Inc. Series A	857,783	712
	Matthews International Corp. Class A	18,277	704
*	SeaWorld Entertainment Inc.	12,461	695
*	ODP Corp.	16,986	680
*	Chico's FAS Inc.	147,021	667
	Harley-Davidson Inc.	21,396	666
	Boyd Gaming Corp.	10,006	638
	Dine Brands Global Inc.	10,609	635
*	AMC Networks Inc. Class A	55,760	631
*	Stagwell Inc.	92,445	573
	PVH Corp.	6,384	549
	Rush Enterprises Inc. Class A	9,799	512
*	Asbury Automotive Group Inc.	2,389	500
	Foot Locker Inc.	19,343	490
	Upbound Group Inc.	16,341	489
	H&R Block Inc.	16,304	487
*	Tilly's Inc. Class A	60,689	473

U.S. Value Factor ETF
		Shares	Market Value• ($000)
*	American Axle & Manufacturing Holdings Inc.	66,990	452
	Designer Brands Inc. Class A	71,735	450
	Caleres Inc.	25,583	442
*	Malibu Boats Inc. Class A	8,428	442
*	EW Scripps Co. Class A	54,744	431
[1]	Guess? Inc.	22,180	426
*	Container Store Group Inc.	153,341	377
	Southwest Airlines Co.	11,842	354
*	Capri Holdings Ltd.	9,748	342
*	iHeartMedia Inc. Class A	138,103	327
*	MarineMax Inc.	11,424	324
*	Hilton Grand Vacations Inc.	7,529	322
*	Sally Beauty Holdings Inc.	28,190	317
	Tempur Sealy International Inc.	8,612	307
	Dick's Sporting Goods Inc.	2,385	304
*	Green Brick Partners Inc.	6,186	296
	Movado Group Inc.	11,122	283
	Haverty Furniture Cos. Inc.	10,665	281
	Aaron's Co. Inc.	22,790	279
	Graham Holdings Co. Class B	490	277
	LKQ Corp.	5,259	277
*	Six Flags Entertainment Corp.	10,608	271
*	AutoZone Inc.	109	260
*	G-III Apparel Group Ltd.	16,091	259
	Hibbett Inc.	7,192	259
*	Chegg Inc.	27,396	246
	MillerKnoll Inc.	18,170	246
	eBay Inc.	5,648	240
*	Sportsman's Warehouse Holdings Inc.	51,787	235
*	Solo Brands Inc. Class A	57,078	235
*	Playtika Holding Corp.	22,437	225
	Advance Auto Parts Inc.	2,967	216
*	Tri Pointe Homes Inc.	7,053	206
	Shoe Carnival Inc.	10,353	203
	Build-A-Bear Workshop Inc.	11,149	203
	Strategic Education Inc.	2,538	200
	A-Mark Precious Metals Inc.	5,752	195
*	Adtalem Global Education Inc.	4,548	189
	Oxford Industries Inc.	1,630	163
*	2U Inc.	40,028	160
	Signet Jewelers Ltd.	2,478	157
*	Taylor Morrison Home Corp. Class A	3,628	154
*	Gannett Co. Inc.	65,450	145
	Lear Corp.	1,161	142
[1]	Big 5 Sporting Goods Corp.	18,142	137
*	Fossil Group Inc.	66,514	135
*	Genesco Inc.	7,510	135
*	United Airlines Holdings Inc.	2,840	135
*	M/I Homes Inc.	1,471	104
*	Beazer Homes USA Inc.	5,089	103
*	Sleep Number Corp.	5,592	101
*	Hovnanian Enterprises Inc. Class A	1,185	100
	Nexstar Media Group Inc. Class A	658	99
	Lennar Corp. Class B	1,032	98
	Meritage Homes Corp.	843	97
*	Tupperware Brands Corp.	93,252	83
	Buckle Inc.	1,942	60
			63,968
		Shares	Market Value• ($000)
Consumer Staples (6.2%)
	Altria Group Inc.	104,018	4,620
	McKesson Corp.	10,592	4,140
	CVS Health Corp.	59,867	4,073
	J M Smucker Co.	21,223	3,111
	Archer-Daniels-Midland Co.	39,134	2,765
	Tyson Foods Inc. Class A	30,713	1,555
	Kraft Heinz Co.	32,910	1,258
	Conagra Brands Inc.	32,685	1,140
*	United Natural Foods Inc.	39,622	1,058
	Walgreens Boots Alliance Inc.	31,994	972
	Cal-Maine Foods Inc.	18,693	889
	Philip Morris International Inc.	8,645	778
	SpartanNash Co.	30,654	702
*	Herbalife Ltd.	53,626	635
	Andersons Inc.	15,449	603
	Vector Group Ltd.	45,602	534
	ACCO Brands Corp.	101,369	490
	Fresh Del Monte Produce Inc.	15,038	396
	Seaboard Corp.	97	368
	Ingles Markets Inc. Class A	4,404	353
*	Pilgrim's Pride Corp.	11,337	252
	Edgewell Personal Care Co.	5,204	203
	Molson Coors Beverage Co. Class B	1,353	84
			30,979
Energy (16.1%)
	Chevron Corp.	35,476	5,343
	Pioneer Natural Resources Co.	24,654	4,917
	Phillips 66	47,714	4,371
	Occidental Petroleum Corp.	65,687	3,788
	Marathon Petroleum Corp.	32,084	3,366
	ConocoPhillips	33,494	3,326
	Valero Energy Corp.	29,078	3,113
	EOG Resources Inc.	24,898	2,671
	Williams Cos. Inc.	92,504	2,651
	Devon Energy Corp.	53,787	2,480
	Cheniere Energy Inc.	17,372	2,428
	Chord Energy Corp.	10,674	1,527
*	ProPetro Holding Corp.	227,572	1,518
	DTE Midstream LLC	32,969	1,499
	Coterra Energy Inc.	63,767	1,483
	Civitas Resources Inc.	21,460	1,434
	SM Energy Co.	53,946	1,418
	Kinder Morgan Inc.	83,299	1,342
	Helmerich & Payne Inc.	42,885	1,324
	Diamondback Energy Inc.	10,389	1,321
	PBF Energy Inc. Class A	35,083	1,291
*	Southwestern Energy Co.	266,554	1,271
	Liberty Energy Inc. Class A	100,301	1,178
*	Antero Resources Corp.	56,511	1,153
	EQT Corp.	32,446	1,128
	Matador Resources Co.	25,080	1,103
	Patterson-UTI Energy Inc.	112,202	1,093
	Ovintiv Inc. (XNYS)	30,809	1,019
	Exxon Mobil Corp.	9,686	990
*	NexTier Oilfield Solutions Inc.	127,816	964
	Marathon Oil Corp.	41,275	915
	Berry Corp.	140,149	883
	Warrior Met Coal Inc.	25,915	849
	Range Resources Corp.	30,525	835
	Murphy Oil Corp.	23,735	826
	HF Sinclair Corp.	19,242	797
	Permian resources Corp. Class A	83,179	776
	CONSOL Energy Inc.	13,624	735

U.S. Value Factor ETF
		Shares	Market Value• ($000)
	Delek US Holdings Inc.	32,993	727
*	Talos Energy Inc.	56,616	697
	Alpha Metallurgical Resources Inc.	5,165	697
	California Resources Corp.	17,795	668
	Peabody Energy Corp.	34,177	621
	Equitrans Midstream Corp.	69,897	596
*	Nabors Industries Ltd. (XNYS)	7,019	587
*	Bristow Group Inc.	23,842	583
*	Golar LNG Ltd.	27,029	556
	SunCoke Energy Inc.	76,824	522
	World Fuel Services Corp.	22,174	507
	Ramaco Resources Inc.	66,240	491
	APA Corp.	12,796	407
*	Denbury Inc.	4,504	406
	SandRidge Energy Inc.	29,614	399
	Baker Hughes Co. Class A	13,183	359
*	Kosmos Energy Ltd.	53,224	317
*	REX American Resources Corp.	9,251	305
*	W&T Offshore Inc.	75,471	292
	RPC Inc.	43,274	288
*	Callon Petroleum Co.	9,211	282
*	Par Pacific Holdings Inc.	12,285	262
	VAALCO Energy Inc.	57,405	222
	Magnolia Oil & Gas Corp. Class A	11,197	216
	Archrock Inc.	22,163	199
*	Oil States International Inc.	30,268	192
*	Centrus Energy Corp. Class A	4,075	120
*	Gulfport Energy Corp.	457	44
			80,688
Financials (27.0%)
	Bank of America Corp.	248,392	6,903
	Wells Fargo & Co.	142,429	5,670
	Citigroup Inc.	126,395	5,602
	US Bancorp	163,658	4,893
	JPMorgan Chase & Co.	22,515	3,056
	Travelers Cos. Inc.	16,126	2,729
	Bank of New York Mellon Corp.	67,727	2,723
	Prudential Financial Inc.	34,537	2,718
	Essent Group Ltd.	58,615	2,589
	American International Group Inc.	45,452	2,401
	Unum Group	53,478	2,324
	Goldman Sachs Group Inc.	7,116	2,305
	MetLife Inc.	42,946	2,128
	Morgan Stanley	24,468	2,001
	Lincoln National Corp.	87,378	1,828
	PNC Financial Services Group Inc.	15,286	1,771
	Truist Financial Corp.	53,598	1,633
	Aflac Inc.	24,996	1,605
	Radian Group Inc.	62,535	1,597
	MGIC Investment Corp.	101,331	1,532
	OneMain Holdings Inc.	38,231	1,447
	Chubb Ltd.	7,666	1,424
	Old National Bancorp	111,715	1,388
	OceanFirst Financial Corp.	97,297	1,382
	Prosperity Bancshares Inc.	22,836	1,306
*	Enstar Group Ltd.	5,525	1,300
	S&T Bancorp Inc.	47,902	1,285
	Affiliated Managers Group Inc.	9,119	1,268
	Enterprise Financial Services Corp.	30,029	1,220
		Shares	Market Value• ($000)
	FNB Corp.	108,501	1,192
	Provident Financial Services Inc.	72,842	1,157
	Washington Federal Inc.	42,675	1,110
	Heartland Financial USA Inc.	39,754	1,097
	Ally Financial Inc.	40,296	1,075
	Webster Financial Corp.	29,874	1,062
	Renasant Corp.	39,911	1,042
	First Financial Bancorp	53,858	1,021
	WesBanco Inc.	41,609	1,004
	Allstate Corp.	9,154	993
	Jefferies Financial Group Inc.	32,999	992
	Axis Capital Holdings Ltd.	18,546	963
	Valley National Bancorp	130,278	961
	Hope Bancorp Inc.	117,011	938
	Navient Corp.	61,635	934
*	Brighthouse Financial Inc.	22,827	919
	Citizens Financial Group Inc.	34,571	891
	Hancock Whitney Corp.	24,023	878
	Regions Financial Corp.	48,512	838
	Fulton Financial Corp.	68,388	763
	Bank OZK	21,995	761
	PennyMac Financial Services Inc.	12,461	761
	Towne Bank	32,119	746
	Stewart Information Services Corp.	16,416	736
	Old Republic International Corp.	29,577	724
	Peoples Bancorp Inc.	28,210	724
	Cadence Bank	40,038	719
	First Busey Corp.	37,071	693
	Atlantic Union Bankshares Corp.	26,963	689
	Dime Community Bancshares Inc.	42,312	685
	Nelnet Inc. Class A	7,299	675
	Carlyle Group Inc.	24,172	663
	Jackson Financial Inc. Class A	23,421	649
	CNA Financial Corp.	17,586	648
	Ameris Bancorp	20,281	640
	Stifel Financial Corp.	11,450	636
	Charles Schwab Corp.	11,877	626
	Trustmark Corp.	29,665	619
	Fidelity National Financial Inc.	17,914	612
	Globe Life Inc.	5,923	611
	Janus Henderson Group plc	23,260	611
	M&T Bank Corp.	5,113	609
	Banc of California Inc.	56,397	603
	TrustCo Bank Corp. NY	21,586	596
	OFG Bancorp	24,485	594
	SouthState Corp.	9,032	565
	First Interstate BancSystem Inc. Class A	25,493	562
	Sandy Spring Bancorp Inc.	26,686	559
*	Customers Bancorp Inc.	24,138	556
	First Financial Corp.	16,765	544
	Synovus Financial Corp.	19,894	539
	Univest Financial Corp.	30,376	539
	First American Financial Corp.	9,676	532
	First Bancorp (XNGS)	17,592	530
	Eagle Bancorp Inc.	26,135	521
	First Horizon Corp.	49,869	514
	Bank of NT Butterfield & Son Ltd.	20,250	508
	BOK Financial Corp.	6,179	502

U.S. Value Factor ETF
		Shares	Market Value• ($000)
	Pinnacle Financial Partners Inc.	10,275	500
	Cathay General Bancorp	17,048	499
	NBT Bancorp Inc.	14,823	497
	United Bankshares Inc.	16,485	485
	First Commonwealth Financial Corp.	37,919	480
	RenaissanceRe Holdings Ltd.	2,542	479
	Franklin Resources Inc.	19,791	475
	Huntington Bancshares Inc.	46,063	475
	Brookline Bancorp Inc.	57,673	474
*	NMI Holdings Inc. Class A	18,862	474
	Universal Insurance Holdings Inc.	32,165	462
	Raymond James Financial Inc.	4,996	451
	1st Source Corp.	10,951	450
	TriCo Bancshares	13,542	441
	Popular Inc.	7,673	439
	Zions Bancorp NA	16,044	438
	Heritage Financial Corp.	25,811	422
	Pathward Financial Inc.	9,413	414
	Associated Banc-Corp.	27,109	402
	First Citizens BancShares Inc. Class A	318	397
	Hartford Financial Services Group Inc.	5,728	392
	Equitable Holdings Inc.	15,448	379
	Flushing Financial Corp.	32,104	374
	Nicolet Bankshares Inc.	5,939	369
*	Arch Capital Group Ltd.	5,232	365
	Principal Financial Group Inc.	5,562	364
*	Axos Financial Inc.	9,579	362
	ConnectOne Bancorp Inc.	26,325	358
	Simmons First National Corp. Class A	22,030	358
*	StoneX Group Inc.	4,312	346
	Premier Financial Corp.	24,420	340
*	LendingClub Corp.	41,381	339
	Invesco Ltd.	22,551	324
	ServisFirst Bancshares Inc.	8,022	323
	Independent Bank Corp. (XNGS)	7,215	318
	Western Alliance Bancorp	9,048	307
	Pacific Premier Bancorp Inc.	15,262	287
	KeyCorp	30,671	286
	Eastern Bankshares Inc.	26,085	283
	Berkshire Hills Bancorp Inc.	13,707	280
	First Foundation Inc.	71,732	278
	American Equity Investment Life Holding Co.	6,824	269
*	Markel Group Inc.	181	238
	Northfield Bancorp Inc.	23,218	238
	Discover Financial Services	2,260	232
	Banner Corp.	5,235	227
	SLM Corp.	14,686	224
	Cullen/Frost Bankers Inc.	2,107	211
	Northwest Bancshares Inc.	19,984	210
	CNO Financial Group Inc.	9,236	201
	Preferred Bank	4,251	196
	Comerica Inc.	5,379	194
	Amalgamated Financial Corp.	12,870	183
	QCR Holdings Inc.	4,616	177
	First Bancorp Inc. (XNMS)	6,719	175
	Origin Bancorp Inc.	6,152	175
	Byline Bancorp Inc.	9,746	173
	Horizon Bancorp Inc.	18,755	167
		Shares	Market Value• ($000)
	First Merchants Corp.	6,166	163
*	Berkshire Hathaway Inc. Class B	463	149
	State Street Corp.	2,152	146
	Home BancShares Inc.	6,653	143
	Enact Holdings Inc.	5,610	137
	Employers Holdings Inc.	3,601	130
	Selective Insurance Group Inc.	1,284	124
	Hanover Insurance Group Inc.	1,077	120
	Veritex Holdings Inc.	6,851	118
	East West Bancorp Inc.	2,279	109
	First BanCorp (XNYS)	9,564	107
	PacWest Bancorp	16,085	104
*	Genworth Financial Inc. Class A	19,151	102
	HarborOne Bancorp Inc.	11,852	97
	HomeStreet Inc.	17,246	90
*	Enova International Inc.	1,700	79
*	Metropolitan Bank Holding Corp.	2,424	69
*	Mr Cooper Group Inc.	1,179	55
	Reinsurance Group of America Inc.	232	32
			135,209
Health Care (6.6%)
	Bristol-Myers Squibb Co.	61,129	3,939
	Cigna Group	15,846	3,920
*	Centene Corp.	52,529	3,278
	HCA Healthcare Inc.	11,206	2,961
	Pfizer Inc.	59,633	2,267
*	Elanco Animal Health Inc. (XNYS)	196,104	1,598
*	QuidelOrtho Corp.	17,311	1,474
	Cardinal Health Inc.	17,380	1,430
*	Regeneron Pharmaceuticals Inc.	1,866	1,373
*	Jazz Pharmaceuticals plc	9,389	1,203
	Organon & Co.	56,331	1,092
	Premier Inc. Class A	41,384	1,035
*	Owens & Minor Inc.	50,048	1,017
	Universal Health Services Inc. Class B	6,731	889
	Gilead Sciences Inc.	9,882	760
	Humana Inc.	1,451	728
	DENTSPLY SIRONA Inc.	17,090	617
*	Pediatrix Medical Group Inc.	43,283	576
	Elevance Health Inc.	1,001	448
*	United Therapeutics Corp.	1,752	368
	Embecta Corp.	11,863	328
*	Avanos Medical Inc.	13,325	327
*	Zimvie Inc.	31,413	314
*	Eagle Pharmaceuticals Inc.	13,797	286
	Quest Diagnostics Inc.	2,020	268
*	Amneal Pharmaceuticals Inc.	108,040	253
*	Computer Programs and Systems Inc.	8,288	198
*	iTeos Therapeutics Inc.	11,076	180
*	Emergent BioSolutions Inc.	14,863	127
			33,254
Industrials (13.7%)
	FedEx Corp.	19,693	4,293
	Capital One Financial Corp.	31,044	3,235
*	Fiserv Inc.	25,619	2,874
	Fidelity National Information Services Inc.	51,682	2,820
	Berry Global Group Inc.	45,393	2,597

U.S. Value Factor ETF
		Shares	Market Value• ($000)
	Air Lease Corp. Class A	62,193	2,365
	Ryder System Inc.	27,935	2,202
	ManpowerGroup Inc.	27,701	1,944
	Owens Corning	17,875	1,901
	Synchrony Financial	59,964	1,857
	Westrock Co.	63,119	1,768
	Knight-Swift Transportation Holdings Inc.	27,835	1,531
	General Dynamics Corp.	6,835	1,396
	Louisiana-Pacific Corp.	22,814	1,335
	Matson Inc.	19,471	1,330
	Schneider National Inc. Class B	47,702	1,236
	ArcBest Corp.	14,042	1,176
*	Mohawk Industries Inc.	12,756	1,174
	MDU Resources Group Inc.	37,200	1,086
	Bread Financial Holdings Inc.	35,960	1,013
	Genco Shipping & Trading Ltd.	79,397	985
	Global Payments Inc.	10,076	984
*	American Woodmark Corp.	15,796	940
*	Alight Inc. Class A	97,492	825
*	BlueLinx Holdings Inc.	9,839	809
	Patrick Industries Inc.	10,756	705
*	Atkore Inc.	5,937	693
*	PayPal Holdings Inc.	11,052	685
*	Air Transport Services Group Inc.	40,622	678
	Scorpio Tankers Inc.	14,076	644
	Quanex Building Products Corp.	30,310	637
	Dorian LPG Ltd.	27,546	636
	L3Harris Technologies Inc.	3,595	632
	Huntington Ingalls Industries Inc.	3,134	631
	Ardmore Shipping Corp.	50,033	586
*	Conduent Inc.	190,210	576
	Acuity Brands Inc.	3,726	561
	Brunswick Corp.	7,162	541
	MKS Instruments Inc.	5,555	541
*	Cross Country Healthcare Inc.	20,853	532
*	Green Dot Corp. Class A	28,960	528
	International Seaways Inc.	14,414	520
	United Rentals Inc.	1,472	491
*	CoreCivic Inc.	56,784	490
	Textron Inc.	7,871	487
*	Manitowoc Co. Inc.	33,642	483
*	Gates Industrial Corp. plc	39,622	464
	Veritiv Corp.	4,344	459
*	AMN Healthcare Services Inc.	4,832	459
	PACCAR Inc.	6,626	456
*	Resideo Technologies Inc.	27,777	445
	Safe Bulkers Inc.	140,386	445
*	Titan Machinery Inc.	16,315	412
*	BrightView Holdings Inc.	60,662	400
	Teekay Tankers Ltd. Class A	11,042	399
	Trinseo plc	31,997	397
	Costamare Inc.	49,383	381
	Greif Inc. Class A	6,279	377
	3M Co.	4,025	376
*	Titan International Inc.	37,740	373
*	Builders FirstSource Inc.	3,169	367
*	DXP Enterprises Inc.	11,419	365
	Moog Inc. Class A	3,710	361
	GATX Corp.	2,854	339
	REV Group Inc.	32,635	331
	Griffon Corp.	10,350	326
		Shares	Market Value• ($000)
	Korn Ferry	6,944	326
	SFL Corp. Ltd.	35,640	306
	Kelly Services Inc. Class A	16,963	297
*	Tutor Perini Corp.	52,915	286
	Deluxe Corp.	18,395	280
	Insteel Industries Inc.	9,152	274
	Herc Holdings Inc.	2,693	273
	Textainer Group Holdings Ltd.	7,640	271
	DHT Holdings Inc.	33,028	254
*	Sterling Infrastructure Inc.	5,417	250
*	Hireright Holdings Corp.	23,079	236
*	First Advantage Corp.	14,632	198
*	Summit Materials Inc. Class A	6,051	191
	Resources Connection Inc.	11,299	173
*	Repay Holdings Corp. Class A	26,920	170
	Werner Enterprises Inc.	3,594	158
	ADT Inc.	27,059	154
	Kronos Worldwide Inc.	17,253	142
*	Hub Group Inc. Class A	1,686	124
	Heidrick & Struggles International Inc.	4,876	118
	Norfolk Southern Corp.	350	73
	Allison Transmission Holdings Inc.	1,092	52
	WESCO International Inc.	299	41
	Covenant Logistics Group Inc. Class A	1,002	38
*	JELD-WEN Holding Inc.	1,880	25
			68,595
Real Estate (0.4%)
	Newmark Group Inc. Class A	114,395	654
*	Anywhere Real Estate Inc.	82,320	500
*	Jones Lang LaSalle Inc.	3,248	456
	RE/MAX Holdings Inc. Class A	7,747	145
			1,755
Technology (5.5%)
	HP Inc.	100,855	2,931
*	DXC Technology Co.	58,457	1,463
*	Synaptics Inc.	15,760	1,356
	Hewlett Packard Enterprise Co.	89,615	1,292
*	TTM Technologies Inc.	94,154	1,290
	Vishay Intertechnology Inc.	47,099	1,214
*	Alpha & Omega Semiconductor Ltd.	36,828	1,020
	Skyworks Solutions Inc.	9,613	995
	Xerox Holdings Corp.	69,539	978
*	Coherent Corp.	26,157	967
	Dell Technologies Inc. Class C	20,405	914
*	Qorvo Inc.	8,868	862
*	RingCentral Inc. Class A	24,025	834
	Adeia Inc.	84,764	832
	International Business Machines Corp.	6,350	817
	Science Applications International Corp.	8,342	812
*	NCR Corp.	32,606	773
*	Dropbox Inc. Class A	29,789	686
*	CACI International Inc. Class A	2,276	681
*	Ziff Davis Inc.	11,489	678
*	Semtech Corp.	28,812	626
*	Digital Turbine Inc.	62,439	571
*	Ultra Clean Holdings Inc.	16,261	557
*	ScanSource Inc.	15,662	450

U.S. Value Factor ETF
		Shares	Market Value• ($000)
	SS&C Technologies Holdings Inc.	8,126	447
*	Consensus Cloud Solutions Inc.	12,097	441
*	Photronics Inc.	20,031	425
*	Magnite Inc.	33,649	400
*	Cohu Inc.	8,125	312
	Cognizant Technology Solutions Corp. Class A	4,192	262
*	NetScout Systems Inc.	8,014	245
*	Veradigm Inc.	17,839	210
	Micron Technology Inc.	3,086	210
*	Arrow Electronics Inc.	1,588	201
*	Sanmina Corp.	3,315	176
*	SolarWinds Corp.	17,481	163
*	Bandwidth Inc. Class A	9,974	119
*	Upland Software Inc.	40,342	113
			27,323
Telecommunications (4.6%)
	AT&T Inc.	333,383	5,244
	Verizon Communications Inc.	135,196	4,817
	Comcast Corp. Class A	94,973	3,737
*	Charter Communications Inc. Class A	9,598	3,131
	Cable One Inc.	1,624	994
*	Liberty Latin America Ltd. Class C	126,349	922
*	Altice USA Inc. Class A	297,243	761
	Telephone and Data Systems Inc.	112,995	755
*	CommScope Holding Co. Inc.	149,053	620
*	United States Cellular Corp.	28,598	409
*	Lumentum Holdings Inc.	7,630	404
	Cisco Systems Inc.	7,173	356
	Lumen Technologies Inc.	172,684	342
		Shares	Market Value• ($000)
*	Liberty Latin America Ltd. Class A	39,059	286
*	Consolidated Communications Holdings Inc.	38,451	140
			22,918
Utilities (0.0%)
*	Harsco Corp.	3,515	30
Total Common Stocks (Cost $563,530)			498,292
Temporary Cash Investments (0.5%)
Money Market Fund (0.5%)
[2,3]	Vanguard Market Liquidity Fund, 5.125% (Cost $2,531)	25,315	2,531
Total Investments (100.1%) (Cost $566,061)			500,823
Other Assets and Liabilities—Net (-0.1%)			(271)
Net Assets (100%)			500,552
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $534,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $558,000 was received for securities on loan, of which $557,000 is held in Vanguard Market Liquidity Fund and $1,000 is held in cash.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2023	8	1,676	119
Micro E-mini S&P 500 Index	June 2023	16	335	23
				142

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Value Factor ETF
Statement of Assets and Liabilities
As of May 31, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $563,530)	498,292
Affiliated Issuers (Cost $2,531)	2,531
Total Investments in Securities	500,823
Investment in Vanguard	21
Cash	1
Cash Collateral Pledged—Futures Contracts	108
Receivables for Investment Securities Sold	22
Receivables for Accrued Income	1,451
Total Assets	502,426
Liabilities
Due to Custodian	23
Payables for Investment Securities Purchased	1,193
Collateral for Securities on Loan	558
Payables for Capital Shares Redeemed	58
Payables to Vanguard	30
Variation Margin Payable—Futures Contracts	12
Total Liabilities	1,874
Net Assets	500,552
1 Includes $534,000 of securities on loan.
At May 31, 2023, net assets consisted of:

Paid-in Capital	583,699
Total Distributable Earnings (Loss)	(83,147)
Net Assets	500,552

Net Assets
Applicable to 5,455,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	500,552
Net Asset Value Per Share	$91.76

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Value Factor ETF
Statement of Operations

Six Months Ended May 31, 2023
($000)
Investment Income
Income
Dividends[1]	8,784
Interest[2]	63
Securities Lending—Net	5
Total Income	8,852
Expenses
The Vanguard Group—Note B
Investment Advisory Services	73
Management and Administrative	273
Marketing and Distribution	19
Custodian Fees	5
Shareholders’ Reports	24
Trustees’ Fees and Expenses	—
Other Expenses	7
Total Expenses	401
Expenses Paid Indirectly	(1)
Net Expenses	400
Net Investment Income	8,452
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	39,349
Futures Contracts	(156)
Realized Net Gain (Loss)	39,193
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(124,667)
Futures Contracts	127
Change in Unrealized Appreciation (Depreciation)	(124,540)
Net Increase (Decrease) in Net Assets Resulting from Operations	(76,895)
1	Dividends are net of foreign withholding taxes of $3,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $61,000, $1,000, less than $1,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $52,049,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Value Factor ETF
Statement of Changes in Net Assets

	Six Months Ended May 31, 2023	Year Ended November 30, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	8,452	13,988
Realized Net Gain (Loss)	39,193	29,868
Change in Unrealized Appreciation (Depreciation)	(124,540)	(11,726)
Net Increase (Decrease) in Net Assets Resulting from Operations	(76,895)	32,130
Distributions
Total Distributions	(8,372)	(12,731)
Capital Share Transactions
Issued	132,098	413,815
Issued in Lieu of Cash Distributions	—	—
Redeemed	(216,960)	(210,797)
Net Increase (Decrease) from Capital Share Transactions	(84,862)	203,018
Total Increase (Decrease)	(170,129)	222,417
Net Assets
Beginning of Period	670,681	448,264
End of Period	500,552	670,681

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Value Factor ETF
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended May 31, 2023	February 13, 2018[1] to November 30, 2018	Year Ended November 30,
			2022	2021	2020	2019
Net Asset Value, Beginning of Period	$105.20	$99.84	$73.96	$75.51	$74.35	$75.00
Investment Operations
Net Investment Income[2]	1.368	2.220	1.923	1.689	1.671	1.276
Net Realized and Unrealized Gain (Loss) on Investments	(13.472)	5.212	25.644	(1.634)	1.053	(1.295)
Total from Investment Operations	(12.104)	7.432	27.567	.055	2.724	(.019)
Distributions
Dividends from Net Investment Income	(1.336)	(2.072)	(1.687)	(1.605)	(1.564)	(.631)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.336)	(2.072)	(1.687)	(1.605)	(1.564)	(.631)
Net Asset Value, End of Period	$91.76	$105.20	$99.84	$73.96	$75.51	$74.35
Total Return	-11.54%	7.63%	37.51%	0.70%	3.83%	-0.08%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$501	$671	$448	$133	$81	$37
Ratio of Total Expenses to Average Net Assets	0.13%[3]	0.13%[3]	0.13%	0.14%[3]	0.14%[3]	0.13%[4]
Ratio of Net Investment Income to Average Net Assets	2.56%	2.22%	1.98%	2.68%	2.32%	2.05%[4]
Portfolio Turnover Rate	9%[5]	64%[5]	43%[5]	52%[5]	73%	16%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.13%.
4	Annualized.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Value Factor ETF
Notes to Financial Statements
Vanguard U.S. Value Factor ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. ETF Shares are listed for trading on Cboe BZX Exchange, Inc.; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended May 31, 2023, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.

U.S. Value Factor ETF
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

U.S. Value Factor ETF
For the six months ended May 31, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2023, the fund had contributed to Vanguard capital in the amount of $21,000, representing less than 0.01% of the fund’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended May 31, 2023, custodian fee offset arrangements reduced the fund’s expenses by $1,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At May 31, 2023, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.
E.	As of May 31, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	566,061
Gross Unrealized Appreciation	11,754
Gross Unrealized Depreciation	(76,850)
Net Unrealized Appreciation (Depreciation)	(65,096)

U.S. Value Factor ETF
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at November 30, 2022, the fund had available capital losses totaling $60,124,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending November 30, 2023; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended May 31, 2023, the fund purchased $188,660,000 of investment securities and sold $272,846,000 of investment securities, other than temporary cash investments. Purchases and sales include $0 and $214,871,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended May 31, 2023, such purchases were $2,364,000 and sales were $999,000, resulting in net realized loss of $17,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital shares issued and redeemed were:

	Six Months Ended May 31, 2023	Year Ended November 30, 2022
	Shares (000)	Shares (000)
Issued	1,275	4,035
Issued in Lieu of Cash Distributions	—	—
Redeemed	(2,195)	(2,150)
Net Increase (Decrease) in Shares Outstanding	(920)	1,885
H.	Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund's use of derivative(s) and the specific risks associated is described under significant accounting policies.

U.S. Value Factor ETF
At May 31, 2023, two shareholders were each a record or beneficial owner of 25% of the fund’s net assets, with a combined ownership of 58%. If any of these shareholders were to redeem their investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs or lead to the realization of taxable capital gains.
I.	Management has determined that no events or transactions occurred subsequent to May 31, 2023, that would require recognition or disclosure in these financial statements.

Trustees Approve Advisory Arrangements
The board of trustees of Vanguard U.S. Minimum Volatility ETF, Vanguard U.S. Momentum Factor ETF, Vanguard U.S. Multifactor ETF, Vanguard U.S. Quality Factor ETF, and Vanguard U.S. Value Factor ETF has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Quantitative Equity Group. The board determined that continuing each fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decisions upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about each fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.
Nature, extent, and quality of services
The board reviewed the quality of the investment management services provided to the funds since their inception in 2018, and also took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.
Investment performance
The board considered the short-term and since-inception performance of each fund, along with that of a relevant benchmark index and peer group. The board concluded that the performance was such that each advisory arrangement should continue.

Cost
The board concluded that each fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses were also below the peer-group average.
The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that each fund’s arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangements again after a one-year period.

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Wellington™ Fund approved the appointment of liquidity risk management program administrators responsible for administering the Program for Vanguard U.S. Minimum Volatility ETF, Vanguard U.S. Momentum Factor ETF, Vanguard U.S. Multifactor ETF,
Vanguard U.S. Quality Factor ETF, and Vanguard U.S. Value Factor ETF, and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2022, through December 31, 2022 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the funds' liquidity risk.

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2023 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q44192 072023

Semiannual Report   |   May 31, 2023
Vanguard U.S. Multifactor Fund

Contents
About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangement	17
Liquidity Risk Management	19

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended May 31, 2023
U.S. Multifactor Fund	Beginning Account Value 11/30/2022	Ending Account Value 5/31/2023	Expenses Paid During Period
Based on Actual Fund Return	$1,000.00	$912.60	$0.86
Based on Hypothetical 5% Yearly Return	1,000.00	1,024.03	0.91
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratio for that period is 0.18%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/365).
2

U.S. Multifactor Fund
Fund Allocation
As of May 31, 2023
Basic Materials	3.9%
Consumer Discretionary	20.6
Consumer Staples	6.2
Energy	14.2
Financials	13.6
Health Care	10.4
Industrials	16.1
Real Estate	0.1
Technology	13.9
Telecommunications	0.9
Utilities	0.1
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.
3

U.S. Multifactor Fund
Financial Statements (unaudited)
Schedule of Investments
As of May 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (98.2%)
Basic Materials (3.8%)
	Reliance Steel & Aluminum Co.	854	200
	Steel Dynamics Inc.	2,032	187
	Nucor Corp.	1,270	168
	Mueller Industries Inc.	2,251	167
	UFP Industries Inc.	2,029	158
	Olin Corp.	2,949	139
	Olympic Steel Inc.	3,241	136
	Freeport-McMoRan Inc.	3,642	125
	LyondellBasell Industries NV Class A	1,426	122
	Commercial Metals Co.	2,803	120
	CF Industries Holdings Inc.	1,785	110
	Westlake Corp.	1,046	109
	Mosaic Co.	3,207	102
	Boise Cascade Co.	1,311	94
	Worthington Industries Inc.	1,652	93
	AdvanSix Inc.	2,026	67
*	Clearwater Paper Corp.	2,008	61
	American Vanguard Corp.	3,539	60
	Timken Co.	823	59
	Southern Copper Corp.	637	43
	Huntsman Corp.	1,340	32
	Fastenal Co.	556	30
	Cabot Corp.	208	14
			2,396
Consumer Discretionary (20.2%)
*	Booking Holdings Inc.	189	474
*	AutoZone Inc.	181	432
	Walmart Inc.	2,505	368
	TJX Cos. Inc.	4,765	366
*	O'Reilly Automotive Inc.	350	316
*	AutoNation Inc.	1,978	259
*	Perdoceo Education Corp.	21,587	255
*	American Airlines Group Inc.	17,097	253
	H&R Block Inc.	8,342	249
	Scholastic Corp.	5,728	243
	PVH Corp.	2,689	231
	Lowe's Cos. Inc.	1,039	209
	Tapestry Inc.	5,047	202
*	Deckers Outdoor Corp.	412	196
*	United Airlines Holdings Inc.	4,088	194
	Lennar Corp. Class A	1,782	191
*	NVR Inc.	32	178
	PulteGroup Inc.	2,655	175
*	Capri Holdings Ltd.	4,891	172
		Shares	Market Value• ($000)
	Dick's Sporting Goods Inc.	1,339	171
	Tempur Sealy International Inc.	4,715	168
	Ethan Allen Interiors Inc.	6,692	167
	Omnicom Group Inc.	1,870	165
	Target Corp.	1,249	164
	Lennar Corp. Class B	1,703	161
*	Crocs Inc.	1,412	159
	Academy Sports & Outdoors Inc.	3,206	157
*	Asbury Automotive Group Inc.	733	153
*	Cars.com Inc.	8,659	153
	DR Horton Inc.	1,396	149
	Dillard's Inc. Class A	533	147
	BorgWarner Inc. (XNYS)	3,286	146
	Signet Jewelers Ltd.	2,266	144
	Murphy USA Inc.	495	137
	eBay Inc.	3,009	128
*	Brinker International Inc.	3,462	127
*	Master Craft Boat Holdings Inc.	4,719	125
	Group 1 Automotive Inc.	537	120
	Thor Industries Inc.	1,529	120
*	Taylor Morrison Home Corp. Class A	2,734	116
	Toll Brothers Inc.	1,718	116
*	Green Brick Partners Inc.	2,403	115
	Oxford Industries Inc.	1,143	114
*	Skyline Champion Corp.	1,962	114
	Genuine Parts Co.	734	109
	Jack in the Box Inc.	1,213	105
	Upbound Group Inc.	3,451	103
	LKQ Corp.	1,936	102
*	Urban Outfitters Inc.	3,288	101
*	M/I Homes Inc.	1,415	100
	Acushnet Holdings Corp.	2,169	97
*	ODP Corp.	2,425	97
*	Stride Inc.	2,346	95
	Dana Inc.	7,332	94
*	Inspired Entertainment Inc.	6,863	94
*	Cavco Industries Inc.	353	88
	Macy's Inc.	6,464	88
	Movado Group Inc.	3,434	87
	Penske Automotive Group Inc.	629	87
	Monarch Casino & Resort Inc.	1,323	86
	Williams-Sonoma Inc.	760	86
	Nexstar Media Group Inc. Class A	562	85
	Winnebago Industries Inc.	1,525	85
	Haverty Furniture Cos. Inc.	3,085	81
4

U.S. Multifactor Fund
		Shares	Market Value• ($000)
	Strategic Education Inc.	999	79
[1]	Guess? Inc.	3,776	73
*	Malibu Boats Inc. Class A	1,385	73
*	Adtalem Global Education Inc.	1,740	72
*	BJ's Wholesale Club Holdings Inc.	1,143	72
*	Fox Factory Holding Corp.	808	72
*	Chico's FAS Inc.	15,688	71
*	Tri Pointe Homes Inc.	2,424	71
*	Skechers USA Inc. Class A	1,350	69
	Sonic Automotive Inc. Class A	1,651	68
	Dine Brands Global Inc.	1,094	65
	La-Z-Boy Inc.	2,404	64
	International Game Technology plc	2,520	62
*	1-800-Flowers.com Inc. Class A	7,540	61
*	Ulta Beauty Inc.	143	59
*	American Axle & Manufacturing Holdings Inc.	8,629	58
*	Visteon Corp.	433	58
*	elf Beauty Inc.	544	57
	Matthews International Corp. Class A	1,487	57
	PriceSmart Inc.	774	56
*	SeaWorld Entertainment Inc.	971	54
*	Bowlero Corp.	4,712	54
	American Eagle Outfitters Inc.	5,113	52
	Buckle Inc.	1,659	51
*	Adient plc	1,501	51
	Meritage Homes Corp.	430	50
	Rush Enterprises Inc. Class A	954	50
	Bloomin' Brands Inc.	2,070	49
	Caleres Inc.	2,800	48
	Best Buy Co. Inc.	646	47
	Boyd Gaming Corp.	717	46
	Entravision Communications Corp. Class A	11,140	46
	Hibbett Inc.	1,270	46
	Century Communities Inc.	698	44
	Bath & Body Works Inc.	1,202	42
	Travel & Leisure Co.	1,059	39
	Inter Parfums Inc.	290	36
*	Stagwell Inc.	5,830	36
	Shoe Carnival Inc.	1,771	35
*	Sally Beauty Holdings Inc.	2,768	31
	Ralph Lauren Corp. Class A	261	28
	Tractor Supply Co.	125	26
	Garmin Ltd.	205	21
	Foot Locker Inc.	768	19
*	Grand Canyon Education Inc.	181	19
			12,706
Consumer Staples (6.1%)
	McKesson Corp.	1,468	574
	Ingles Markets Inc. Class A	5,013	402
	Altria Group Inc.	8,985	399
	Philip Morris International Inc.	3,051	275
	Kroger Co.	5,555	252
	Kimberly-Clark Corp.	1,374	185
	Molson Coors Beverage Co. Class B	2,518	156
	Weis Markets Inc.	2,322	138
	General Mills Inc.	1,616	136
	Coca-Cola Consolidated Inc.	200	132
	Casey's General Stores Inc.	576	130
	Campbell Soup Co.	2,409	122
*	Performance Food Group Co.	2,207	122
		Shares	Market Value• ($000)
	Cal-Maine Foods Inc.	2,312	110
	Flowers Foods Inc.	4,280	107
	PepsiCo Inc.	548	100
	Vector Group Ltd.	7,899	92
	AmerisourceBergen Corp.	534	91
*	Sprouts Farmers Market Inc.	2,539	88
	Nu Skin Enterprises Inc. Class A	2,590	86
	John B Sanfilippo & Son Inc.	515	60
	SpartanNash Co.	2,235	51
	Edgewell Personal Care Co.	591	23
	J M Smucker Co.	131	19
			3,850
Energy (13.9%)
	EOG Resources Inc.	7,071	759
	Exxon Mobil Corp.	6,130	626
	ConocoPhillips	5,554	551
	Occidental Petroleum Corp.	7,490	432
	Marathon Petroleum Corp.	4,113	431
	Valero Energy Corp.	3,901	418
	Chevron Corp.	2,668	402
	Cheniere Energy Inc.	2,735	382
	Pioneer Natural Resources Co.	1,913	382
	Chord Energy Corp.	2,262	324
	Northern Oil and Gas Inc.	7,679	230
	Phillips 66	1,735	159
*	Denbury Inc.	1,669	150
*	Antero Resources Corp.	7,131	146
	Matador Resources Co.	3,321	146
	ChampionX Corp.	5,537	140
	Range Resources Corp.	4,853	133
*	Helix Energy Solutions Group Inc.	21,045	132
	Magnolia Oil & Gas Corp. Class A	6,555	127
	Civitas Resources Inc.	1,887	126
	Marathon Oil Corp.	5,522	122
*	First Solar Inc.	579	118
	Diamondback Energy Inc.	918	117
	Coterra Energy Inc.	4,890	114
	Murphy Oil Corp.	3,240	113
	Ovintiv Inc. (XNYS)	3,352	111
*	Par Pacific Holdings Inc.	5,145	110
	SunCoke Energy Inc.	13,933	95
*	REX American Resources Corp.	2,788	92
	Permian resources Corp. Class A	9,902	92
*	Kosmos Energy Ltd.	14,982	89
	EQT Corp.	2,541	88
*	Earthstone Energy Inc. Class A	7,331	88
	Warrior Met Coal Inc.	2,572	84
	CONSOL Energy Inc.	1,497	81
*	Gulfport Energy Corp.	827	80
	Liberty Energy Inc. Class A	6,754	79
	Arch Resources Inc.	711	73
	HF Sinclair Corp.	1,668	69
	RPC Inc.	10,192	68
	Berry Corp.	10,600	67
	VAALCO Energy Inc.	17,484	67
	California Resources Corp.	1,713	64
	SandRidge Energy Inc.	4,460	60
*	Southwestern Energy Co.	12,274	59
*	Expro Group Holdings NV	3,578	59
*	NOW Inc.	6,182	55
	Devon Energy Corp.	1,145	53
*	Weatherford International plc	869	49

5

U.S. Multifactor Fund
		Shares	Market Value• ($000)
*	ProPetro Holding Corp.	7,264	48
*	W&T Offshore Inc.	7,253	28
*	NexTier Oilfield Solutions Inc.	3,267	25
	CVR Energy Inc.	681	16
*	Talos Energy Inc.	1,095	13
			8,742
Financials (13.4%)
	Aon plc Class A (XNYS)	2,537	782
	American International Group Inc.	8,710	460
	Morgan Stanley	4,624	378
	Aflac Inc.	5,681	365
	Primerica Inc.	1,561	284
	Ameriprise Financial Inc.	910	272
	Jefferies Financial Group Inc.	6,188	186
	First Citizens BancShares Inc. Class A	137	171
	Navient Corp.	11,280	171
	State Street Corp.	2,329	158
	American Equity Investment Life Holding Co.	3,892	154
	OneMain Holdings Inc.	4,060	154
*	Arch Capital Group Ltd.	2,188	153
*	Mr Cooper Group Inc.	3,294	152
	Affiliated Managers Group Inc.	1,039	145
	Nelnet Inc. Class A	1,563	145
	Popular Inc.	2,480	142
	First BanCorp (XNYS)	12,671	141
	CNO Financial Group Inc.	6,439	140
	Unum Group	3,202	139
	First Financial Corp.	4,214	137
	JPMorgan Chase & Co.	1,005	136
	OFG Bancorp	5,620	136
*	NMI Holdings Inc. Class A	5,378	135
	MGIC Investment Corp.	8,861	134
	Radian Group Inc.	5,054	129
	Discover Financial Services	1,244	128
	PennyMac Financial Services Inc.	1,997	122
	Voya Financial Inc.	1,724	117
	SLM Corp.	7,503	115
	Principal Financial Group Inc.	1,657	108
	Travelers Cos. Inc.	613	104
	City Holding Co.	1,199	103
*	Genworth Financial Inc. Class A	19,156	102
	Hartford Financial Services Group Inc.	1,457	100
	LPL Financial Holdings Inc.	495	96
	Fidelity National Financial Inc.	2,708	92
	Employers Holdings Inc.	2,451	89
	White Mountains Insurance Group Ltd.	65	88
*	Encore Capital Group Inc.	2,025	87
	Federal Agricultural Mortgage Corp. Class C	650	87
	Bank of New York Mellon Corp.	2,044	82
*	Avantax Inc.	3,790	80
	TrustCo Bank Corp. NY	2,707	75
	1st Source Corp.	1,745	72
	Federated Hermes Inc.	2,007	69
	NBT Bancorp Inc.	2,043	69
	Oppenheimer Holdings Inc. Class A	1,721	67
	International Bancshares Corp.	1,491	64
	Equitable Holdings Inc.	2,592	64
	Evercore Inc. Class A	588	63
		Shares	Market Value• ($000)
	S&T Bancorp Inc.	2,280	61
	Enact Holdings Inc.	2,282	56
	Berkshire Hills Bancorp Inc.	2,648	54
	Park National Corp.	505	50
	Victory Capital Holdings Inc. Class A	1,568	49
	BOK Financial Corp.	567	46
	HarborOne Bancorp Inc.	5,598	46
	Pathward Financial Inc.	1,042	46
	Tompkins Financial Corp.	743	39
	Hanmi Financial Corp.	2,664	38
*	Axos Financial Inc.	810	31
	Peapack-Gladstone Financial Corp.	1,170	31
	Hilltop Holdings Inc.	1,004	30
	Ally Financial Inc.	1,064	28
	Diamond Hill Investment Group Inc.	121	19
	Artisan Partners Asset Management Inc. Class A	500	16
*	Credit Acceptance Corp.	36	16
	Piper Sandler Cos.	121	15
	Southside Bancshares Inc.	584	15
			8,428
Health Care (10.2%)
*	Regeneron Pharmaceuticals Inc.	811	596
*	Vertex Pharmaceuticals Inc.	1,443	467
	Merck & Co. Inc.	4,215	465
	AbbVie Inc.	3,262	450
	Humana Inc.	886	445
	HCA Healthcare Inc.	1,667	440
	Gilead Sciences Inc.	5,569	428
	Elevance Health Inc.	917	411
	Bristol-Myers Squibb Co.	3,948	254
	Cardinal Health Inc.	2,659	219
*	Hologic Inc.	2,627	207
	Eli Lilly & Co.	451	194
*	Lantheus Holdings Inc.	2,072	179
*	Medpace Holdings Inc.	741	153
*	Biogen Inc.	487	144
*	Catalyst Pharmaceuticals Inc.	12,131	140
*	United Therapeutics Corp.	593	124
*	Henry Schein Inc.	1,485	110
	Cigna Group	401	99
*	OraSure Technologies Inc.	17,325	87
*	Intuitive Surgical Inc.	280	86
*	Incyte Corp.	1,331	82
*	Jazz Pharmaceuticals plc	637	82
*	Collegium Pharmaceutical Inc.	3,340	74
*	Zynex Inc.	7,531	71
	Quest Diagnostics Inc.	526	70
*	Vir Biotechnology Inc.	1,785	48
*	Tactile Systems Technology Inc.	2,048	43
*	Corcept Therapeutics Inc.	1,733	41
*	Molina Healthcare Inc.	146	40
*	Align Technology Inc.	134	38
	West Pharmaceutical Services Inc.	96	32
*	Point Biopharma Global Inc.	3,408	32
*	Hims & Hers Health Inc.	3,011	27
*	Computer Programs and Systems Inc.	1,054	25
	LeMaitre Vascular Inc.	359	23
			6,426

6

U.S. Multifactor Fund
		Shares	Market Value• ($000)
Industrials (15.8%)
*	Builders FirstSource Inc.	3,221	374
*	Fiserv Inc.	2,333	262
*	Modine Manufacturing Co.	7,319	200
	American Express Co.	1,237	196
	Caterpillar Inc.	886	182
*	GMS Inc.	2,820	179
	Crane NXT Co.	3,288	173
	EMCOR Group Inc.	1,009	166
	Owens Corning	1,544	164
	FedEx Corp.	726	158
*	Atkore Inc.	1,344	157
*	Manitowoc Co. Inc.	10,880	156
	United Rentals Inc.	467	156
	Louisiana-Pacific Corp.	2,499	146
	Moog Inc. Class A	1,459	142
	Allison Transmission Holdings Inc.	2,925	138
	Eaton Corp. plc	761	134
*	XPO Inc.	2,841	133
	PACCAR Inc.	1,894	130
	MSC Industrial Direct Co. Inc. Class A	1,397	126
	Ryder System Inc.	1,583	125
	Terex Corp.	2,686	125
	Belden Inc.	1,401	123
*	Saia Inc.	430	122
*	American Woodmark Corp.	2,016	120
	Encore Wire Corp.	715	117
	Carlisle Cos. Inc.	543	115
*	MYR Group Inc.	896	114
	Applied Industrial Technologies Inc.	898	110
*	WEX Inc.	665	110
	Wabash National Corp.	4,667	109
	Hubbell Inc. Class B	383	108
	Insperity Inc.	975	108
	Synchrony Financial	3,490	108
	Covenant Logistics Group Inc. Class A	2,715	104
*	TopBuild Corp.	511	103
	Brunswick Corp.	1,346	102
*	Hub Group Inc. Class A	1,364	100
	Badger Meter Inc.	703	97
	Resources Connection Inc.	6,279	96
	Griffon Corp.	3,026	95
	Schneider National Inc. Class B	3,667	95
	AGCO Corp.	858	95
	Dorian LPG Ltd.	4,107	95
*	Teekay Corp.	16,479	93
	Ennis Inc.	4,764	92
	Watts Water Technologies Inc. Class A	573	91
*	AMN Healthcare Services Inc.	936	89
	Comfort Systems USA Inc.	595	88
	Cummins Inc.	422	86
	Landstar System Inc.	480	84
	Snap-on Inc.	334	83
	Genco Shipping & Trading Ltd.	6,625	82
	ArcBest Corp.	970	81
	Greif Inc. Class A	1,330	80
	Barrett Business Services Inc.	935	79
	Marten Transport Ltd.	3,756	79
*	AAR Corp.	1,549	78
*	Titan Machinery Inc.	3,063	77
*	Gibraltar Industries Inc.	1,447	76
	Scorpio Tankers Inc.	1,661	76
		Shares	Market Value• ($000)
	Esab Corp.	1,296	76
	Acuity Brands Inc.	496	75
	Apogee Enterprises Inc.	2,021	75
*	Sterling Infrastructure Inc.	1,633	75
	Ardmore Shipping Corp.	6,332	74
	Graphic Packaging Holding Co.	2,931	70
	Universal Logistics Holdings Inc.	2,612	69
*	Cross Country Healthcare Inc.	2,677	68
	Myers Industries Inc.	3,617	68
	Old Dominion Freight Line Inc.	220	68
	Quanex Building Products Corp.	3,255	68
*	Thermon Group Holdings Inc.	2,912	67
	Knight-Swift Transportation Holdings Inc.	1,207	66
	Textainer Group Holdings Ltd.	1,852	66
	JB Hunt Transport Services Inc.	384	64
	Matson Inc.	915	63
	WW Grainger Inc.	94	61
	Simpson Manufacturing Co. Inc.	508	60
	Visa Inc. Class A	271	60
*	Beacon Roofing Supply Inc.	902	58
	Kforce Inc.	1,003	58
*	TriNet Group Inc.	608	54
*	Conduent Inc.	16,890	51
*	TrueBlue Inc.	3,010	50
	Franklin Electric Co. Inc.	516	47
	Expeditors International of Washington Inc.	393	43
	Watsco Inc.	132	43
	Korn Ferry	903	42
	Kadant Inc.	215	41
	Kelly Services Inc. Class A	2,310	40
	ADT Inc.	7,037	40
	nVent Electric plc	876	38
*	O-I Glass Inc.	1,739	36
	Deluxe Corp.	2,269	35
	Werner Enterprises Inc.	789	35
	Johnson Controls International plc	578	35
	Teekay Tankers Ltd. Class A	969	35
*	Masonite International Corp.	380	34
	Packaging Corp. of America	264	33
	CRA International Inc.	342	32
	General Electric Co.	308	31
	Patrick Industries Inc.	464	30
	Valmont Industries Inc.	115	30
	Berry Global Group Inc.	510	29
	REV Group Inc.	2,845	29
*	Generac Holdings Inc.	206	22
	Standex International Corp.	161	22
	ITT Inc.	264	20
	Parker-Hannifin Corp.	55	18
	H&E Equipment Services Inc.	462	17
	Robert Half International Inc.	266	17
	WESCO International Inc.	111	15
	Golden Ocean Group Ltd.	1,813	13
	ManpowerGroup Inc.	177	12
			9,960
Real Estate (0.1%)
	RE/MAX Holdings Inc. Class A	2,989	56
*	GEO Group Inc.	4,482	33
			89

7

U.S. Multifactor Fund
		Shares	Market Value• ($000)
Technology (13.7%)
	Oracle Corp.	5,587	592
	Applied Materials Inc.	4,294	572
	Microchip Technology Inc.	7,140	537
*	Meta Platforms Inc. Class A	1,745	462
	Lam Research Corp.	666	411
	Broadcom Inc.	452	365
	International Business Machines Corp.	2,497	321
*	Super Micro Computer Inc.	1,433	321
*	Diodes Inc.	3,323	298
	Jabil Inc.	3,160	283
*	Axcelis Technologies Inc.	1,688	266
*	ON Semiconductor Corp.	3,186	266
*	Cadence Design Systems Inc.	1,091	252
	KLA Corp.	541	240
*	Lattice Semiconductor Corp.	2,728	222
*	Photronics Inc.	9,882	210
*	Cohu Inc.	5,088	195
*	Rambus Inc.	2,902	186
	Amdocs Ltd.	1,944	183
	Amkor Technology Inc.	6,665	165
	Analog Devices Inc.	770	137
	Vishay Intertechnology Inc.	5,092	131
*	Cirrus Logic Inc.	1,618	126
*	Allegro MicroSystems Inc.	3,172	125
*	Arrow Electronics Inc.	935	118
*	NetScout Systems Inc.	3,806	116
*	PDF Solutions Inc.	2,739	116
*	Kyndryl Holdings Inc.	9,168	115
	Monolithic Power Systems Inc.	193	95
	Hewlett Packard Enterprise Co.	6,495	94
*	Sanmina Corp.	1,762	93
	Kulicke & Soffa Industries Inc.	1,758	93
	HP Inc.	2,684	78
*	OneSpan Inc.	4,665	71
	Adeia Inc.	7,284	71
	PC Connection Inc.	1,235	55
	Cognizant Technology Solutions Corp. Class A	850	53
	A10 Networks Inc.	3,439	51
*	Avid Technology Inc.	1,947	47
*	Pinterest Inc. Class A	1,861	45
	TD SYNNEX Corp.	494	44
	Concentrix Corp.	481	42
	CTS Corp.	887	40
		Shares	Market Value• ($000)
	Hackett Group Inc.	2,074	40
	Skyworks Solutions Inc.	356	37
*	Agilysys Inc.	466	35
*	Manhattan Associates Inc.	192	35
*	Squarespace Inc. Class A	1,129	33
	Methode Electronics Inc.	734	32
	Xerox Holdings Corp.	2,060	29
*	ePlus Inc.	558	28
	CSG Systems International Inc.	325	16
	Shutterstock Inc.	302	15
			8,603
Telecommunications (0.9%)
	Cisco Systems Inc.	4,647	231
*	Extreme Networks Inc.	7,369	152
	AT&T Inc.	5,496	86
*	Liberty Latin America Ltd. Class A	6,245	46
*	IDT Corp. Class B	977	29
*	Aviat Networks Inc.	555	17
			561
Utilities (0.1%)
*	Heritage-Crystal Clean Inc.	1,352	45
Total Common Stocks (Cost $53,513)			61,806
Temporary Cash Investments (0.7%)
Money Market Fund (0.7%)
[2,3]	Vanguard Market Liquidity Fund, 5.125% (Cost $468)	4,683	468
Total Investments (98.9%) (Cost $53,981)			62,274
Other Assets and Liabilities—Net (1.1%)			678
Net Assets (100%)			62,952
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $72,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $75,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Micro E-mini S&P 500 Index	June 2023	54	1,131	17

See accompanying Notes, which are an integral part of the Financial Statements.
8

U.S. Multifactor Fund
Statement of Assets and Liabilities
As of May 31, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $53,513)	61,806
Affiliated Issuers (Cost $468)	468
Total Investments in Securities	62,274
Investment in Vanguard	2
Cash Collateral Pledged—Futures Contracts	58
Receivables for Investment Securities Sold	466
Receivables for Accrued Income	125
Receivables for Capital Shares Issued	124
Total Assets	63,049
Liabilities
Due to Custodian	4
Payables for Investment Securities Purchased	3
Collateral for Securities on Loan	75
Payables for Capital Shares Redeemed	4
Payables to Vanguard	5
Variation Margin Payable—Futures Contracts	6
Total Liabilities	97
Net Assets	62,952
1 Includes $72,000 of securities on loan.
At May 31, 2023, net assets consisted of:

Paid-in Capital	61,025
Total Distributable Earnings (Loss)	1,927
Net Assets	62,952

Net Assets
Applicable to 2,066,563 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	62,952
Net Asset Value Per Share	$30.46

See accompanying Notes, which are an integral part of the Financial Statements.
9

U.S. Multifactor Fund
Statement of Operations

Six Months Ended May 31, 2023
($000)
Investment Income
Income
Dividends[1]	760
Interest[2]	22
Securities Lending—Net	3
Total Income	785
Expenses
The Vanguard Group—Note B
Investment Advisory Services	—
Management and Administrative	39
Marketing and Distribution	—
Custodian Fees	2
Shareholders’ Reports	13
Trustees’ Fees and Expenses	—
Professional Services	6
Total Expenses	60
Net Investment Income	725
Realized Net Gain (Loss)
Investment Securities Sold[2]	(1,073)
Futures Contracts	55
Realized Net Gain (Loss)	(1,018)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(5,686)
Futures Contracts	(35)
Change in Unrealized Appreciation (Depreciation)	(5,721)
Net Increase (Decrease) in Net Assets Resulting from Operations	(6,014)
1	Dividends are net of foreign withholding taxes of $1,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $21,000, less than $1,000, less than $1,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
10

U.S. Multifactor Fund
Statement of Changes in Net Assets

	Six Months Ended May 31, 2023	Year Ended November 30, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	725	1,115
Realized Net Gain (Loss)	(1,018)	(3,137)
Change in Unrealized Appreciation (Depreciation)	(5,721)	4,769
Net Increase (Decrease) in Net Assets Resulting from Operations	(6,014)	2,747
Distributions
Total Distributions	(715)	(1,031)
Capital Share Transactions
Issued	13,505	33,547
Issued in Lieu of Cash Distributions	598	854
Redeemed	(11,231)	(17,244)
Net Increase (Decrease) from Capital Share Transactions	2,872	17,157
Total Increase (Decrease)	(3,857)	18,873
Net Assets
Beginning of Period	66,809	47,936
End of Period	62,952	66,809

See accompanying Notes, which are an integral part of the Financial Statements.
11

U.S. Multifactor Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended May 31, 2023	February 15, 2018[1] to November 30, 2018	Year Ended November 30,
			2022	2021	2020	2019
Net Asset Value, Beginning of Period	$33.75	$32.99	$25.47	$25.70	$24.53	$25.00
Investment Operations
Net Investment Income[2]	.347	.680	.466	.382	.425	.333
Net Realized and Unrealized Gain (Loss) on Investments	(3.291)	.725	7.485	(.214)	1.143	(.598)
Total from Investment Operations	(2.944)	1.405	7.951	.168	1.568	(.265)
Distributions
Dividends from Net Investment Income	(.346)	(.645)	(.431)	(.398)	(.398)	(.205)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.346)	(.645)	(.431)	(.398)	(.398)	(.205)
Net Asset Value, End of Period	$30.46	$33.75	$32.99	$25.47	$25.70	$24.53
Total Return[3]	-8.74%	4.43%	31.39%	0.97%	6.54%	-1.11%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$63	$67	$48	$26	$33	$36
Ratio of Total Expenses to Average Net Assets	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%[4]
Ratio of Net Investment Income to Average Net Assets	1.98%	2.13%	1.48%	1.66%	1.76%	1.64%[4]
Portfolio Turnover Rate	28%	55%	62%	74%	96%	58%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
4	Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.
12

U.S. Multifactor Fund
Notes to Financial Statements
Vanguard U.S. Multifactor Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended May 31, 2023, the fund’s average investments in long and short futures contracts represented 2% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
13

U.S. Multifactor Fund
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
14

U.S. Multifactor Fund
For the six months ended May 31, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2023, the fund had contributed to Vanguard capital in the amount of $2,000, representing less than 0.01% of the fund’s net assets and less than 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At May 31, 2023, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.
D.	As of May 31, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	53,981
Gross Unrealized Appreciation	10,274
Gross Unrealized Depreciation	(1,964)
Net Unrealized Appreciation (Depreciation)	8,310
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at November 30, 2022, the fund had available capital losses totaling $5,572,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending November 30,
15

U.S. Multifactor Fund
2023; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended May 31, 2023, the fund purchased $21,277,000 of investment securities and sold $18,374,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended May 31, 2023, such purchases were $583,000 and sales were $31,000, resulting in net realized loss of $9,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital shares issued and redeemed were:

	Six Months Ended May 31, 2023	Year Ended November 30, 2022
	Shares (000)	Shares (000)
Issued	421	1,038
Issued in Lieu of Cash Distributions	19	27
Redeemed	(352)	(539)
Net Increase (Decrease) in Shares Outstanding	88	526
G.	Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund's use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.	Management has determined that no events or transactions occurred subsequent to May 31, 2023, that would require recognition or disclosure in these financial statements.
16

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard U.S. Multifactor Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Quantitative Equity Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the investment management services provided to the fund since its inception in 2018; it also took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the fund’s performance since its inception in 2018, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.
17

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
18

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Wellington Fund approved the appointment of liquidity risk management program administrators responsible for administering Vanguard U.S. Multifactor Fund's Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2022, through December 31, 2022 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
19

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2023 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q5162 072023

Semiannual Report   |   May 31, 2023
Short-Term Tax-Exempt Bond ETF

Contents
About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangements	35
Liquidity Risk Management	36

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Period Ended May 31, 2023
	Beginning Account Value 3/7/2023	Ending Account Value 5/31/2023	Expenses Paid During Period
Based on Actual Fund Return
Short-Term Tax-Exempt Bond ETF	$1,000.00	$1,004.40	$0.17
Based on Hypothetical 5% Yearly Return
Short-Term Tax-Exempt Bond ETF	$1,000.00	$1,011.62	$0.17
The calculations are based on expenses incurred in the period from the inception on March 07, 2023 through May 31, 2023. The fund’s annualized expense ratio for that period is 0.07%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, from inception through May 31, 2023, multiplied by the number of days in that period, then divided by the number of days in the most recent 12-month period (86/365).
2

Short-Term Tax-Exempt Bond ETF
Fund Allocation
As of May 31, 2023
California	17.2%
New York	16.9
Texas	8.6
Illinois	6.3
New Jersey	5.8
Maryland	4.7
Pennsylvania	3.9
Washington	3.5
Connecticut	3.0
Massachusetts	3.0
Ohio	2.4
Georgia	2.4
Florida	2.2
Louisiana	1.8
Alabama	1.7
Virginia	1.6
District of Columbia	1.3
North Carolina	1.3
Minnesota	1.1
Michigan	1.1
Oregon	1.0
Arizona	1.0
Other	8.2
The table reflects the fund’s investments, except for short-term investments.
3

Short-Term Tax-Exempt Bond ETF
Financial Statements (unaudited)
Schedule of Investments
As of May 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (100.8%)
Alabama (1.7%)
Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue, Prere.	4.000%	9/1/24	100	101
Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue, Prere.	5.000%	9/1/24	110	112
Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue, Prere.	5.000%	9/1/24	275	280
Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue, Prere.	5.000%	9/1/26	110	117
Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue, Prere.	5.000%	9/1/26	400	425
Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, ETM	5.000%	9/1/23	250	251
Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, ETM	5.000%	9/1/25	270	281
Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, Prere.	5.000%	9/1/27	320	348
Alabama Federal Aid Highway Finance Authority, Fuel Sales Tax Revenue, Prere.	3.100%	9/1/24	150	149
Alabama Federal Aid Highway Finance Authority, Fuel Sales Tax Revenue, Prere.	4.000%	9/1/24	50	50
Alabama Federal Aid Highway Finance Authority, Fuel Sales Tax Revenue, Prere.	4.000%	9/1/24	150	151
Alabama Public School and College Authority Miscellaneous Taxes Revenue	5.000%	11/1/23	135	136
Alabama Public School and College Authority Miscellaneous Taxes Revenue	5.000%	11/1/27	120	130
Alabama Public School and College Authority Sales Tax Revenue	5.000%	1/1/27	140	143
				2,674
Arizona (1.0%)
Arizona COP, ETM	5.000%	10/1/25	160	167
Arizona COP, ETM	5.000%	10/1/26	80	85
Arizona COP, ETM	5.000%	10/1/27	230	250
Arizona COP, ETM	5.000%	10/1/28	75	83
Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/23	175	175
Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/23	100	100
Phoenix AZ GO	4.000%	7/1/24	90	91
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/25	115	117
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/28	80	81
Pima County AZ Sewer System Sewer Revenue	5.000%	7/1/24	120	122
4

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/24	200	202
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/29	50	53
					1,526
Arkansas (0.3%)
	Alma School District No. 30 GO, Prere.	3.000%	2/1/24	100	100
	Arkansas GO	5.000%	6/15/23	175	175
	Little Rock AR Water Reclamation System Sewer Revenue, Prere.	3.500%	4/1/25	110	110
					385
California (17.3%)
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue	0.000%	9/1/30	50	39
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	0.000%	9/1/25	50	46
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/24	100	98
	Bay Area Toll Authority Highway Revenue PUT	2.125%	4/1/25	400	388
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/28	300	274
	Berkeley Unified School District GO, Prere.	3.000%	8/1/23	50	50
	California Department of Water Resources Water Revenue	5.000%	12/1/26	220	236
	California Department of Water Resources Water Revenue	5.000%	12/1/28	130	140
	California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/24	60	62
	California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/24	50	51
	California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/24	200	206
	California GO	5.000%	8/1/23	170	170
	California GO	5.000%	9/1/23	60	60
	California GO	4.000%	11/1/23	155	156
	California GO	5.000%	12/1/23	175	177
	California GO	5.000%	4/1/24	365	371
	California GO	5.000%	4/1/24	100	102
	California GO	5.000%	8/1/24	265	271
	California GO	5.000%	8/1/24	130	133
	California GO	5.000%	8/1/24	155	158
	California GO	5.000%	8/1/24	215	220
	California GO	5.000%	9/1/24	115	118
	California GO	4.000%	10/1/24	200	203
	California GO	5.000%	10/1/24	55	56
	California GO	5.000%	10/1/24	100	103
	California GO	5.000%	11/1/24	380	390
	California GO	5.000%	11/1/24	115	118
	California GO	4.000%	12/1/24	125	126
	California GO	5.000%	12/1/24	250	252
	California GO	5.000%	3/1/25	100	103
	California GO	5.000%	10/1/25	395	404
	California GO	5.000%	10/1/25	185	193
	California GO	5.000%	10/1/25	100	104
	California GO	5.000%	11/1/25	115	120
	California GO	5.000%	11/1/25	115	120
	California GO	3.250%	2/1/26	100	99
	California GO	5.000%	3/1/26	150	155
	California GO	5.000%	4/1/26	65	69
	California GO	5.000%	8/1/26	60	64
	California GO	5.000%	8/1/26	120	125
	California GO	5.000%	9/1/26	200	213
	California GO	5.000%	10/1/26	100	106
	California GO	5.000%	12/1/26	405	433
5

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California GO	5.000%	4/1/27	175	189
	California GO	5.000%	8/1/27	120	128
	California GO	5.000%	8/1/27	95	98
	California GO	4.000%	9/1/27	260	270
	California GO	5.000%	10/1/27	335	343
	California GO	5.000%	10/1/27	100	109
	California GO	4.000%	11/1/27	220	223
	California GO	5.000%	11/1/27	185	202
	California GO	5.000%	12/1/27	140	153
	California GO	5.000%	4/1/28	330	363
	California GO	5.000%	8/1/28	330	352
	California GO	5.000%	8/1/28	270	293
	California GO	5.000%	8/1/28	225	244
	California GO	5.000%	8/1/28	80	89
	California GO	5.000%	9/1/28	235	251
	California GO	5.000%	10/1/28	235	261
	California GO	5.000%	10/1/28	100	111
	California GO	4.000%	11/1/28	100	101
	California GO	5.000%	11/1/28	50	56
	California GO	5.000%	11/1/28	115	128
	California GO	3.000%	3/1/29	80	80
	California GO	3.000%	3/1/29	145	144
	California GO	5.000%	8/1/29	100	107
	California GO	5.000%	8/1/29	135	141
	California GO	5.000%	8/1/29	135	150
	California GO	5.000%	10/1/29	50	51
	California GO	5.000%	10/1/29	500	529
	California GO	5.000%	10/1/29	320	356
	California GO	5.000%	10/1/29	100	113
	California GO	5.000%	11/1/29	355	403
	California GO	5.000%	11/1/29	220	240
	California GO	5.000%	3/1/30	350	362
	California GO	5.000%	10/1/30	100	115
[2]	California Infrastructure & Economic Development Bank Highway Revenue, Prere.	5.000%	1/1/28	60	66
[3]	California Infrastructure & Economic Development Bank Highway Revenue, Prere.	5.000%	1/1/28	365	404
	California State Public Works Board Lease (Abatement) Revenue	5.000%	12/1/23	100	101
	California State Public Works Board Lease (Abatement) Revenue	5.000%	12/1/24	100	102
	California State Public Works Board Lease (Abatement) Revenue	5.000%	12/1/25	100	105
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/26	140	149
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/27	50	52
	California State Public Works Board Lease (Abatement) Revenue	5.000%	12/1/27	100	109
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/28	200	207
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/28	125	138
	California State Public Works Board Lease (Abatement) Revenue	5.000%	12/1/28	100	111
	California State University College & University Revenue	5.000%	11/1/27	105	110
	California State University College & University Revenue	3.250%	11/1/28	50	50
	California State University College & University Revenue PUT	0.550%	11/1/26	75	66
	California State University College & University Revenue, Prere.	4.000%	11/1/24	205	207
	Chabot-Las Positas Community College District GO, Prere.	5.000%	8/1/23	80	80
	Chabot-Las Positas Community College District GO, Prere.	5.000%	8/1/23	75	75
	Coast Community College District GO, Prere.	5.000%	8/15/25	385	401
	Covina-Valley Unified School District GO, Prere.	5.000%	8/1/23	60	60
[1]	El Dorado Irrigation District Water Revenue, Prere.	5.250%	3/1/24	100	101
6

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/29	125	106
	Garden Grove Unified School District GO, Prere.	5.250%	8/1/23	150	150
	Los Angeles CA Community College District GO	5.000%	8/1/23	120	120
	Los Angeles CA Community College District GO, Prere.	4.000%	8/1/24	180	182
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	140	143
	Los Angeles CA Unified School District GO	5.000%	7/1/23	200	200
	Los Angeles CA Unified School District GO	5.000%	7/1/23	390	391
	Los Angeles CA Unified School District GO	5.000%	7/1/24	125	127
	Los Angeles CA Unified School District GO	5.000%	7/1/25	330	336
	Los Angeles CA Unified School District GO	5.000%	7/1/26	355	378
	Los Angeles CA Unified School District GO	5.000%	7/1/27	105	114
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/25	200	208
	Los Angeles County Facilities Inc. Lease (Abatement) Revenue, Prere.	5.000%	12/1/28	85	95
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/28	350	388
	Los Angeles Department of Airports Port, Airport & Marina Revenue, Prere.	5.000%	5/15/29	35	40
	Los Angeles Department of Water & Power Electric Power & Light Revenue	4.000%	7/1/26	125	129
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	135	143
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/30	620	621
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/28	235	243
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/28	225	250
	Los Angeles Unified School District GO	5.000%	7/1/27	135	147
	Los Angeles Unified School District GO	2.000%	7/1/29	60	55
	Los Angeles Unified School District GO	5.000%	7/1/29	120	132
	Los Rios Community College District GO	3.000%	8/1/25	60	60
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/25	55	57
	Metropolitan Water District of Southern California Water Revenue	2.500%	7/1/26	465	451
	Metropolitan Water District of Southern California Water Revenue	3.000%	7/1/28	200	202
	Metropolitan Water District of Southern California Water Revenue, Prere.	5.000%	7/1/25	715	744
	Mountain View-Whisman School District GO, Prere.	4.000%	9/1/26	300	311
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project), Prere.	4.125%	11/1/25	120	123
	Riverside County Transportation Commission Sales Tax Revenue, Prere.	5.250%	6/1/23	50	50
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/23	60	60
[1]	San Bernardino City Unified School District GO, Prere.	4.000%	8/1/23	60	60
	San Bernardino Community College District GO, Prere.	4.000%	8/16/27	135	142
	San Diego Association of Governments Appropriations Revenue	5.000%	11/15/26	175	183
	San Diego Association of Governments Appropriations Revenue	1.800%	11/15/27	15	14
	San Diego Community College District GO, Prere.	5.000%	8/1/23	275	276
	San Diego Community College District GO, Prere.	5.000%	8/1/26	150	160
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue, Prere.	5.000%	7/1/23	50	50
	San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/25	195	202
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/28	270	289
	San Diego Unified School District GO	5.000%	7/1/23	210	210
	San Diego Unified School District GO, Prere.	6.000%	7/1/24	100	103
7

Short-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue PUT	4.000%	10/1/29	100	107
San Jose Unified School District GO, Prere.	3.800%	8/1/23	100	100
San Mateo Union High School District GO, Prere.	5.000%	9/1/23	90	90
Silicon Valley Clean Water Lease Revenue	3.000%	3/1/24	460	459
Southern California Public Power Authority Electric Power & Light Revenue	5.000%	4/1/24	75	76
Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project) PUT	0.650%	7/1/25	50	47
University of California College & University Revenue	5.000%	5/15/24	200	204
University of California College & University Revenue	5.000%	5/15/25	150	156
University of California College & University Revenue	5.000%	5/15/28	95	103
University of California College & University Revenue	5.000%	5/15/28	370	411
University of California College & University Revenue (Limited Project)	5.000%	5/15/29	65	67
Yosemite Community College District GO, Prere.	5.000%	8/1/25	60	63
				26,859
Colorado (0.9%)
Aurora CO Water Revenue, Prere.	5.000%	8/1/26	150	159
Colorado Health Facilities Authority Hospital Health, Hospital, Nursing Home Revenue, Prere.	5.000%	1/1/24	435	440
Denver CO City & County GO	5.000%	8/1/29	145	164
Regional Transportation District Lease (Appropriation) Revenue COP, Prere.	5.000%	6/1/44	50	50
Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/29	165	186
University of Colorado College & University Revenue PUT	2.000%	10/15/24	150	146
University of Colorado College & University Revenue, Prere.	5.000%	6/1/23	255	255
				1,400
Connecticut (3.1%)
Connecticut GO	5.000%	1/15/24	200	202
Connecticut GO	5.000%	3/15/24	200	203
Connecticut GO	5.000%	9/15/25	300	312
Connecticut GO	5.000%	10/15/25	150	151
Connecticut GO	5.000%	4/15/26	100	105
Connecticut GO	5.000%	11/15/26	125	130
Connecticut GO	5.000%	1/15/27	100	107
Connecticut GO	5.000%	4/15/27	145	156
Connecticut GO	4.000%	1/15/28	125	130
Connecticut GO	5.000%	9/15/28	475	523
Connecticut GO	5.000%	11/15/28	80	88
Connecticut GO	3.250%	11/15/29	50	50
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/24	120	122
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/24	590	593
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/27	120	125
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/28	295	324
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/29	200	204
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.800%	2/3/26	400	391
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.800%	2/10/26	250	244
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	5.000%	2/1/28	40	44
Connecticut State Special Tax Fuel Sales Tax Revenue	5.000%	8/1/24	210	214
Connecticut State Special Tax Fuel Sales Tax Revenue	5.000%	10/1/26	100	106
Connecticut State Special Tax Fuel Sales Tax Revenue	5.000%	5/1/27	90	97
8

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Connecticut State Special Tax Fuel Sales Tax Revenue	5.000%	1/1/28	110	120
					4,741
District of Columbia (1.3%)
	District of Columbia GO	5.000%	6/1/24	50	51
	District of Columbia GO	5.000%	10/15/25	220	230
	District of Columbia GO	5.000%	6/1/29	225	253
	District of Columbia Income Tax revenue	5.000%	10/1/23	60	60
	District of Columbia Income Tax Revenue	5.000%	10/1/24	115	117
	District of Columbia Income Tax Revenue	5.000%	10/1/25	250	261
	District of Columbia Income Tax Revenue	5.000%	10/1/25	150	156
	District of Columbia Income Tax Revenue	5.000%	12/1/25	65	68
	District of Columbia Income Tax Revenue	5.000%	10/1/26	150	160
	District of Columbia Income Tax Revenue	5.000%	12/1/29	100	113
	District of Columbia Water & Sewer Authority Water Revenue, Prere.	5.000%	10/1/23	170	171
	District of Columbia Water & Sewer Authority Water Revenue, Prere.	5.000%	10/1/24	100	102
[4]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue, Prere.	6.500%	10/1/26	130	144
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/28	160	173
					2,059
Florida (2.3%)
	Broward County FL School District COP	5.000%	7/1/24	50	51
	Broward County FL School District Lease (Appropriation) Revenue COP	5.000%	7/1/24	205	208
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/27	100	108
[1]	Duval County Public Schools Lease (Appropriation) Revenue COP	5.000%	7/1/27	120	129
[1]	Duval County Public Schools Lease Appropriation COP	5.000%	7/1/28	280	305
	Florida GO	5.000%	6/1/24	400	407
	Florida Lottery Revenue	5.000%	7/1/25	60	62
	Florida Lottery Revenue	5.000%	7/1/27	215	233
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/23	160	161
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/29	85	89
	Hillsborough County School Board (Master Lease Program) COP	5.000%	7/1/26	70	72
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/24	130	132
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/23	160	161
	Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/26	160	166
	Miami-Dade County FL Water Revenue	5.000%	10/1/28	75	81
	Miami-Dade County School Board COP	5.000%	2/1/26	60	62
	Miami-Dade County School Board COP	5.000%	5/1/27	65	67
	Miami-Dade County Seaport Department Port, Airport & Marina Revenue, Prere.	6.000%	10/1/23	280	282
	Miami-Dade FL Water & Sewer System Revenue Water Revenue	5.000%	10/1/24	110	113
	Orange County School Board COP, Prere.	5.000%	8/1/25	100	104
	Orlando Utilities Commission Electric Power & Light Revenue PUT	1.250%	10/1/28	180	154
	Orlando Utilities Commission Water Revenue	5.000%	10/1/24	55	56
	Orlando-Orange County Expressway Authority Highway Revenue, Prere.	5.000%	7/1/23	100	100
	Palm Beach County School District COP	5.000%	8/1/27	115	124
	School Board of Miami-Dade County COP	5.000%	2/1/29	90	93
					3,520
9

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Georgia (2.4%)
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	1/1/30	200	202
	Atlanta GA Water & Wastewater Revenue	5.000%	11/1/28	245	253
	Atlanta GA Water & Wastewater Revenue, Prere.	5.000%	5/1/25	50	52
	Georgia GO	5.000%	7/1/23	100	100
	Georgia GO	5.000%	7/1/23	100	100
	Georgia GO	5.000%	7/1/23	100	100
	Georgia GO	5.000%	12/1/23	85	86
	Georgia GO	5.000%	8/1/25	165	172
	Georgia GO	5.000%	1/1/26	65	68
	Georgia GO	5.000%	12/1/27	365	391
	Georgia GO	5.000%	7/1/28	105	116
	Georgia GO	5.000%	8/1/28	140	155
	Georgia GO	5.000%	2/1/29	80	86
	Georgia GO	4.000%	7/1/29	65	69
	Georgia GO	5.000%	2/1/30	30	32
	Georgia GO	5.000%	7/1/30	200	226
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/26	100	106
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/28	50	55
	Gwinnett County School District GO	5.000%	8/1/27	220	239
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	4.000%	7/1/24	185	186
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	4.000%	7/1/25	75	76
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue, Prere.	4.000%	7/1/23	165	165
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/25	125	130
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/29	130	147
	Private Colleges & Universities Authority College & University Revenue, Prere.	5.000%	4/1/24	75	76
	Sandy Springs Public Facilities Authority Lease (Non-Terminable) Revenue (City Center Project), Prere.	4.000%	5/1/26	305	314
					3,702
Hawaii (0.9%)
	Hawaii GO	5.000%	10/1/23	50	50
	Hawaii GO	5.000%	10/1/24	65	67
	Hawaii GO	5.000%	10/1/25	210	219
	Hawaii GO	5.000%	5/1/26	40	42
	Hawaii GO	5.000%	10/1/26	130	138
	Hawaii GO	5.000%	5/1/28	50	54
	Hawaii GO	5.000%	10/1/29	75	79
	Hawaii GO, Prere.	5.000%	8/1/23	110	110
	Hawaii GO, Prere.	5.000%	8/1/23	250	251
	Honolulu HI City & County GO	5.000%	3/1/27	105	113
	Honolulu HI City & County GO (Honolulu Rail Transit Project)	5.000%	3/1/26	200	210
	Honolulu HI City & County GO (Honolulu Rail Transit Project)	5.000%	3/1/30	100	113
					1,446
Idaho (0.1%)
	Idaho Housing & Finance Association Appropriations Revenue	5.000%	7/15/29	130	144
Illinois (6.4%)
[5]	Chicago IL GO	0.000%	1/1/28	50	43
	Chicago IL GO	5.250%	1/1/28	210	214
10

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chicago IL GO	5.000%	1/1/29	150	159
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	65	67
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	75	77
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	230	235
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/28	65	70
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	215	220
	Chicago Park District GO, Prere.	5.500%	1/1/24	215	218
	Chicago Park District GO, Prere.	5.750%	1/1/24	200	203
	Cook County IL GO	5.000%	11/15/23	95	95
	Cook County IL GO	5.000%	11/15/25	200	207
	Cook County IL GO	4.000%	11/15/26	80	82
	Illinois GO	5.000%	3/1/24	475	479
	Illinois GO	5.000%	7/1/24	135	137
	Illinois GO	5.500%	7/1/24	190	190
	Illinois GO	5.000%	11/1/24	135	137
	Illinois GO	5.000%	12/1/24	250	255
	Illinois GO	5.000%	3/1/25	500	511
	Illinois GO	5.000%	7/1/25	150	154
	Illinois GO	5.500%	7/1/25	140	140
	Illinois GO	5.000%	11/1/25	350	361
	Illinois GO	5.000%	2/1/26	150	151
	Illinois GO	5.000%	2/1/26	50	52
	Illinois GO	5.000%	3/1/26	50	52
	Illinois GO	5.000%	7/1/26	240	251
	Illinois GO	5.000%	11/1/26	325	341
	Illinois GO	5.000%	2/1/27	70	74
	Illinois GO	5.000%	6/1/27	155	162
	Illinois GO	5.000%	7/1/27	125	133
	Illinois GO	5.000%	11/1/27	5	5
	Illinois GO	5.000%	2/1/28	50	53
	Illinois GO	5.000%	3/1/28	300	322
	Illinois GO	5.000%	3/1/28	50	54
	Illinois GO	5.000%	5/1/28	100	107
	Illinois GO	5.000%	7/1/28	125	135
	Illinois GO	5.250%	7/1/28	100	100
	Illinois GO	5.000%	5/1/29	100	109
	Illinois GO	5.000%	7/1/29	100	109
	Illinois GO	5.000%	11/1/29	250	266
[1]	Illinois GO	4.000%	2/1/30	100	102
	Illinois GO	5.250%	2/1/30	100	101
	Illinois GO	5.000%	5/1/30	100	110
	Illinois GO	5.000%	7/1/30	125	138
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/24	200	202
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/25	100	103
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/27	100	103
	Illinois Sales Tax Revenue	5.000%	6/15/23	360	360
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/25	250	256
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/28	325	353
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/29	240	266
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/30	125	140
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/25	125	130
11

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/26	120	128
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/28	50	53
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/30	160	176
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/24	50	50
[6]	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/24	250	251
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/27	160	168
[1]	St Clair County Community Unit School District No. 187 Cahokia GO, ETM	4.000%	1/1/28	25	26
					9,946
Indiana (0.3%)
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/30	60	68
	Indiana Finance Authority Water Revenue	5.000%	2/1/24	250	252
[3]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	0.000%	2/1/27	235	207
					527
Iowa (0.1%)
	Iowa Finance Authority Water Revenue	5.000%	8/1/28	100	109
Kansas (0.4%)
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/26	250	256
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/29	110	114
	Wyandotte County Unified School District No. 500 Kansas City GO, Prere.	4.125%	9/1/26	175	181
					551
Kentucky (0.6%)
	Kentucky Asset Liability Commission Appropriations Revenue (Federal Highway Trust Fund Project Notes 2014)	5.000%	9/1/26	100	102
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/23	225	226
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/23	190	191
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/24	60	61
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/25	75	78
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/28	205	217
	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Project)	5.000%	7/1/25	30	31
					906
Louisiana (1.8%)
	East Baton Rouge Sewerage Commission Sewer Revenue, Prere.	5.000%	2/1/25	420	432
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, Prere.	4.500%	5/1/25	105	107
	Louisiana GO	5.000%	8/1/23	130	130
	Louisiana GO	5.000%	8/1/27	60	64
	Louisiana GO	4.000%	2/1/29	200	201
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/28	100	107
	Louisiana Local Government Environmental Facilities & Community Development Authority Sewer Revenue, Prere.	5.000%	2/1/24	1,000	1,011
	Louisiana State Citizens Property Insurance Corp. Miscellaneous Revenue	5.000%	6/1/23	450	450
	New Orleans LA Sewerage Service Sewer Revenue, Prere.	5.000%	6/1/24	150	152
12

Short-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New Orleans LA Water System Water Revenue, Prere.	5.000%	12/1/24	115	118
				2,772
Maryland (4.7%)
Baltimore MD Sewer Revenue (Wastewater Project), Prere.	5.000%	1/1/24	250	252
Baltimore MD Water Revenue (Water Project), Prere.	5.000%	1/1/24	395	399
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/23	100	100
Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	11/1/25	190	191
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/26	125	133
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/26	140	149
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/28	70	76
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/29	65	71
Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	12/15/29	115	116
Maryland GO	5.000%	8/1/23	500	501
Maryland GO	5.000%	8/1/23	140	140
Maryland GO	5.000%	8/1/23	100	100
Maryland GO	5.000%	3/15/24	170	172
Maryland GO	5.000%	6/1/24	100	102
Maryland GO	5.000%	8/1/24	50	51
Maryland GO	5.000%	8/1/24	175	179
Maryland GO	5.000%	8/1/24	125	128
Maryland GO	5.000%	8/1/25	115	120
Maryland GO	5.000%	8/1/25	80	83
Maryland GO	5.000%	3/15/26	245	258
Maryland GO	5.000%	8/1/26	80	85
Maryland GO	5.000%	3/15/27	125	134
Maryland GO	3.000%	8/1/27	205	204
Maryland GO	5.000%	8/1/27	155	168
Maryland GO	4.000%	6/1/28	80	80
Maryland GO	5.000%	8/1/28	190	210
Maryland GO	5.000%	8/1/28	270	299
Maryland GO	5.000%	8/1/28	100	111
Maryland GO	5.000%	3/15/29	220	242
Maryland GO	5.000%	3/15/29	165	185
Maryland GO	4.000%	6/1/29	200	201
Maryland GO	5.000%	3/15/30	90	99
Maryland GO, Prere.	5.000%	8/1/23	250	251
Maryland Stadium Authority Lottery Revenue, Prere.	5.000%	5/1/26	115	121
Maryland Stadium Authority Lottery Revenue, Prere.	5.000%	5/1/28	75	83
Montgomery County MD GO	5.000%	11/1/24	130	133
Montgomery County MD GO	5.000%	10/1/26	100	107
Montgomery County MD GO, Prere.	5.000%	11/1/24	75	77
Montgomery County MD GO, Prere.	5.000%	11/1/24	225	230
Montgomery County MD GO, Prere.	5.000%	11/1/24	100	102
Montgomery County MD GO, Prere.	5.000%	11/1/24	420	430
Prince George's M County D GO	5.000%	7/15/27	160	173
Prince George's M County D GO	5.000%	7/15/28	60	66
Prince George's M County D GO	3.000%	9/15/28	215	214
				7,326
Massachusetts (3.0%)
Commonwealth of Massachusetts Federal Highway Government Fund/Grant Revenue	5.000%	6/15/24	235	235
Commonwealth of Massachusetts Federal Highway Government Fund/Grant Revenue GAN	5.000%	6/15/26	135	137
Commonwealth of Massachusetts GO	5.000%	7/1/23	400	401
Commonwealth of Massachusetts GO	5.000%	8/1/23	175	175
13

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Commonwealth of Massachusetts GO	5.250%	9/1/23	75	75
	Commonwealth of Massachusetts GO	5.000%	7/1/24	55	56
	Commonwealth of Massachusetts GO	5.000%	7/1/24	145	148
[1]	Commonwealth of Massachusetts GO	5.250%	9/1/24	65	67
	Commonwealth of Massachusetts GO	5.000%	10/1/24	150	154
	Commonwealth of Massachusetts GO	5.000%	11/1/24	220	225
	Commonwealth of Massachusetts GO	5.000%	7/1/25	80	83
	Commonwealth of Massachusetts GO	5.000%	7/1/25	290	301
	Commonwealth of Massachusetts GO	3.000%	12/1/25	150	149
	Commonwealth of Massachusetts GO	5.000%	1/1/26	200	210
	Commonwealth of Massachusetts GO	5.000%	7/1/26	100	106
	Commonwealth of Massachusetts GO	5.000%	7/1/26	125	132
	Commonwealth of Massachusetts GO	5.000%	10/1/26	345	367
	Commonwealth of Massachusetts GO	5.000%	11/1/26	110	117
	Commonwealth of Massachusetts GO	5.000%	12/1/26	220	235
	Commonwealth of Massachusetts GO	3.000%	7/1/28	50	49
	Commonwealth of Massachusetts GO	5.000%	7/1/28	200	221
	Commonwealth of Massachusetts GO	5.000%	10/1/29	95	108
[5]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/25	100	103
	Massachusetts Bay Transportation Authority Sales Tax Revenue, Prere.	5.000%	7/1/25	200	208
	Massachusetts Bay Transportation Authority Special Assessment Revenue	4.000%	7/1/26	215	221
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/15/27	150	164
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/26	250	265
					4,712
Michigan (1.1%)
[1,7]	Detroit City School District GO	6.000%	5/1/29	275	306
	Michigan Appropriations Revenue GAN	5.000%	3/15/25	200	205
	Michigan Appropriations Revenue GAN	5.000%	3/15/26	190	200
	Michigan Appropriations Revenue GAN	5.000%	3/15/27	145	156
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/29	75	76
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/27	430	469
	University of Michigan College & University Revenue	5.000%	4/1/26	70	74
	University of Michigan College & University Revenue, Prere.	5.000%	4/1/26	175	185
					1,671
Minnesota (1.1%)
	Metropolitan Council GAN GO	5.000%	12/1/25	55	58
	Metropolitan Council GAN GO	5.000%	12/1/26	90	96
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/25	100	103
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/26	110	115
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/29	30	32
	Minnesota Appropriations Revenue	5.000%	3/1/29	100	112
	Minnesota Appropriations Revenue	5.000%	3/1/30	100	114
	Minnesota GO	5.000%	9/1/23	100	100
	Minnesota GO	5.000%	10/1/26	55	58
	Minnesota GO	5.000%	9/1/27	275	299
	Minnesota GO	5.000%	10/1/27	155	169
14

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Western Minnesota Municipal Power Agency Electric Power & Light Revenue, Prere.	5.000%	1/1/24	500	505
					1,761
Mississippi (0.2%)
	Mississippi GO	5.000%	10/1/27	100	108
	Mississippi GO	5.000%	10/1/28	75	82
[1]	West Rankin Utility Authority Sewer Revenue, Prere.	5.000%	1/1/28	60	65
					255
Missouri (0.1%)
	Liberty Public School District No. 53 GO	5.000%	3/1/24	100	101
Nebraska (0.1%)
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/30	120	134
Nevada (0.9%)
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/23	50	50
	Clark County NV GO	5.000%	11/1/26	140	149
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/23	315	315
	Clark County School District GO	5.000%	6/15/23	70	70
	Clark County School District GO	5.000%	6/15/25	65	67
	Clark County School District GO	5.000%	6/15/25	255	263
	Clark County School District GO	5.000%	6/15/26	150	156
	Clark County School District GO	5.000%	6/15/26	55	58
	Nevada GO	5.000%	4/1/24	60	61
	Nevada GO	5.000%	11/1/26	100	103
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/25	80	84
					1,376
New Jersey (5.8%)
[1]	Garden State Preservation Trust Appropriations Revenue	5.750%	11/1/28	325	352
[1]	Garden State Preservation Trust Recreational Revenue	0.000%	11/1/27	100	86
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/25	100	103
	New Jersey Economic Development Authority Appropriations Revenue	4.250%	6/15/26	165	166
	New Jersey Economic Development Authority Appropriations Revenue	4.375%	6/15/27	50	51
[8]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/27	50	53
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/28	175	180
	New Jersey Economic Development Authority Appropriations Revenue Prere.	5.000%	6/15/25	100	104
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.250%	6/15/25	115	120
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	4.750%	12/15/26	100	106
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/24	150	151
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/25	150	153
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/26	150	156
[6]	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	6/15/26	100	102
15

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/28	150	160
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/26	115	121
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	4.000%	11/1/27	50	51
	New Jersey Economic Development Authority Lease (Appropriation) Revenue, Prere.	4.000%	6/15/27	630	659
	New Jersey GO	4.000%	6/1/23	140	140
	New Jersey GO	5.000%	6/1/24	100	101
	New Jersey GO	5.000%	6/1/25	550	568
	New Jersey GO	5.000%	6/1/26	100	105
	New Jersey GO	5.000%	6/1/28	400	437
	New Jersey GO	5.000%	6/1/29	220	244
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/25	50	51
	New Jersey Transportation Trust Fund Authority Appropriation Revenue	5.000%	12/15/26	150	158
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/23	150	150
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/23	395	398
[6]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/24	250	253
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/24	90	92
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/25	200	208
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/25	230	239
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/26	50	53
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/27	585	611
[5]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/27	485	414
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	55	57
[6]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	100	108
[3]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	105	87
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	50	41
[6]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	100	109
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/29	15	12
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/29	450	355
[6]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	100	111
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/23	100	100
[5]	New Jersey Transportation Trust Fund Authority Miscellaneous Revenue	5.750%	6/15/25	160	167
[3]	New Jersey Turnpike Authority Highway Revenue	5.500%	1/1/25	250	259
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/27	290	294
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/29	215	218
16

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/29	50	54
					9,068
New Mexico (0.7%)
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/26	60	63
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/26	30	32
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/27	55	59
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/28	50	55
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/28	200	220
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/29	55	61
	New Mexico Severance Tax Permanent Fund Miscellaneous Taxes Revenue	4.000%	7/1/23	150	150
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/27	170	183
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/28	70	77
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/29	155	173
					1,073
New York (17.0%)
[1]	Long Island Power Authority Electric Power & Light Revenue	0.000%	6/1/29	175	142
	Long Island Power Authority Electric Power & Light Revenue PUT	1.650%	9/1/24	50	48
	Long Island Power Authority Electric Power & Light Revenue PUT	1.500%	9/1/26	190	175
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/27	90	96
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	100	100
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	315	320
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	110	113
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	140	144
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	410	426
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	185	192
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/27	170	143
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	150	156
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	325	345
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	310	329
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/23	150	151
	Nassau County NY GO	5.000%	10/1/23	125	126
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/24	125	126
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/25	375	389
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/25	130	135
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/26	300	307
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/28	120	133
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/28	115	122
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/34	200	200
	New York City Municipal Water Finance Authority Water Revenue, Prere.	5.000%	6/15/25	125	130
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/25	55	57
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/27	95	103
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/28	300	331
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/30	250	286
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	11/1/27	55	60
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/23	100	100
17

Short-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/23	55	55
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	505	518
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	105	108
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	50	51
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	105	110
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	100	104
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	225	240
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	170	181
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	230	249
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	130	141
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/28	120	132
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/29	160	168
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/29	135	141
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/29	115	121
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	65	73
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	150	168
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	215	242
New York City Water & Sewer System Water Revenue	4.000%	6/15/23	175	175
New York City Water & Sewer System Water Revenue	5.000%	6/15/27	100	105
New York City Water & Sewer System Water Revenue	5.000%	6/15/28	115	117
New York City Water & Sewer System Water Revenue, ETM	5.000%	6/15/23	135	135
New York City Water & Sewer System Water Revenue, Prere.	5.000%	6/15/25	70	73
New York NY GO	5.000%	8/1/23	235	236
New York NY GO	5.000%	8/1/23	245	246
New York NY GO	5.000%	8/1/23	100	100
New York NY GO	5.000%	8/1/23	300	301
New York NY GO	5.000%	8/1/23	225	226
New York NY GO	5.000%	8/1/23	105	105
New York NY GO	5.000%	8/1/24	145	148
New York NY GO	5.000%	8/1/24	250	255
New York NY GO	5.000%	8/1/25	165	171
New York NY GO	5.000%	8/1/25	80	83
New York NY GO	5.000%	8/1/25	625	648
New York NY GO	5.000%	8/1/26	150	159
New York NY GO	5.000%	8/1/26	100	106
New York NY GO	5.000%	3/1/27	70	71
New York NY GO	5.000%	8/1/27	200	215
New York NY GO	5.000%	8/1/27	85	92
New York NY GO	5.000%	8/1/27	295	318
New York NY GO	5.000%	8/1/28	50	53
18

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York NY GO	5.000%	8/1/28	100	108
	New York NY GO	5.000%	8/1/28	135	147
	New York NY GO	5.000%	8/1/28	70	77
	New York NY GO	5.000%	8/1/28	320	335
	New York NY GO	5.000%	8/1/29	155	164
	New York NY GO	5.000%	8/1/29	160	174
	New York NY GO	5.000%	8/1/29	200	223
	New York NY GO	5.000%	8/1/29	160	178
	New York NY GO	5.000%	12/1/29	150	159
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/23	55	55
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/26	100	105
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/26	80	84
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/26	95	100
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/26	50	52
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/28	100	103
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/28	75	80
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/28	100	108
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/29	175	189
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/29	100	101
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/29	100	103
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/29	170	175
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/29	350	388
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/30	105	112
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	140	144
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/25	50	52
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/24	70	71
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/24	105	106
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/24	80	81
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/25	285	294
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/25	160	165
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/25	250	258
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/26	75	79
[1,6]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/24	100	102
[1,6]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/28	100	110
[1,6]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/29	200	223
[1,6]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/30	100	113
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Bond Financing Program)	5.000%	10/1/23	150	151
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	1/15/26	100	105
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/28	150	163
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/29	165	183
	New York State Dormitory Authority Lease Revenue (School District Bond Financing Program)	5.000%	10/1/28	160	169
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/29	125	132
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/29	65	66
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/29	50	55
	New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/30	200	200
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	100	104
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	280	300
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	235	256
	New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/24	25	25
19

Short-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/25	50	52
New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/25	50	52
New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/25	65	67
New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/26	115	121
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/24	165	167
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/23	100	100
New York State Thruway Authority Highway Revenue	5.000%	1/1/29	590	654
New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/25	110	114
New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/26	70	73
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	390	395
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/25	485	501
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/26	150	158
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/26	205	215
New York State Urban Development Corp. Income Tax Revenue	5.000%	9/15/27	415	449
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/28	105	109
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/28	265	279
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/29	100	112
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/30	20	21
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/30	100	114
New York State Urban Development Corp. Income Tax Revenue, Prere.	5.000%	3/15/24	55	56
New York State Urban Development Corp. Income Tax Revenue, Prere.	5.000%	3/15/26	155	163
New York State Urban Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/27	100	107
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/26	165	166
Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	5.000%	10/15/24	120	123
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/24	175	179
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/25	50	52
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/27	150	163
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/27	100	107
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/28	75	83
Triborough Bridge & Tunnel Authority Miscellaneous Revenue PUT	5.000%	5/15/26	50	52
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/24	200	205
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/26	170	175
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/26	250	266
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/27	335	364
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/24	75	73
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/26	110	112
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/27	110	114
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/27	205	215
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/29	345	348
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/29	100	110
				26,438
North Carolina (1.3%)
North Carolina Appropriations Revenue	5.000%	5/1/24	100	102
North Carolina Appropriations Revenue	5.000%	5/1/25	125	129
North Carolina Appropriations Revenue	5.000%	5/1/27	150	161
North Carolina Appropriations Revenue	5.000%	5/1/28	125	135
North Carolina Appropriations Revenue	5.000%	5/1/29	150	162
North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/25	175	181
North Carolina Capital Facilities Finance Agency College & University Revenue, Prere.	5.000%	10/1/25	70	73
North Carolina GO	5.000%	6/1/25	200	207
20

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	North Carolina GO	5.000%	6/1/28	60	64
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/25	355	366
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/28	175	180
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/27	250	261
					2,021
Ohio (2.4%)
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/25	75	77
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/27	55	56
[5]	Cincinnati City School District GO	5.250%	12/1/29	220	251
	Cleveland Heights & University Heights City School District GO, Prere.	5.000%	12/1/51	120	120
	Columbus OH GO	5.000%	7/1/25	100	104
	Columbus OH GO	5.000%	4/1/29	85	92
	Columbus OH GO, Prere.	5.000%	7/1/23	125	125
	Greater Cleveland Regional Transit Authority Sales Tax Revenue, Prere.	5.000%	6/1/29	45	51
	Greater Cleveland Regional Transit Authority Sales Tax Revenue, Prere.	5.000%	6/1/29	20	23
	Hamilton County OH Sewer System Sewer Revenue, Prere.	5.000%	12/1/23	50	50
	Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	4.000%	11/15/24	130	131
	Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	5.000%	11/15/24	530	543
	Ohio GO	5.000%	9/15/23	50	50
	Ohio GO	5.000%	8/1/24	60	61
	Ohio GO	5.000%	9/15/24	110	112
	Ohio GO	5.000%	12/15/24	80	82
	Ohio GO	5.000%	8/1/25	70	73
	Ohio GO	5.000%	9/15/25	185	193
	Ohio GO	5.000%	8/1/27	130	141
	Ohio Government Fund/Grant Revenue	5.000%	12/15/23	150	151
	Ohio Government Fund/Grant Revenue	5.000%	12/15/24	75	77
	Ohio Higher Educational Facility Commission College & University Revenue (Oberlin College Project), ETM	5.000%	10/1/23	75	75
	Ohio State University College & University Revenue	5.000%	12/1/29	250	283
	Ohio Water Development Authority Lease Revenue	5.000%	6/1/28	90	99
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/23	165	165
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/24	115	117
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/24	50	51
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/27	125	135
	Ohio Water Development Authority Water Revenue	5.000%	6/1/29	230	257
	Willoughby-Eastlake City School District GO, Prere.	5.000%	12/1/25	50	52
					3,797
Oklahoma (0.7%)
	Canadian County Educational Facilities Authority Lease (Appropriation) Revenue (Mustang Public School Project)	3.000%	9/1/29	275	272
	Cleveland County Educational Facilities Authority Lease (Appropriation) Revenue (Moore Public School Project)	5.000%	6/1/23	200	200
	Cleveland County Educational Facilities Authority Lease (Appropriation) Revenue (Moore Public School Project)	4.000%	6/1/27	200	204
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/24	230	234
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/25	125	128
					1,038
21

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Oregon (1.0%)
	Multnomah County OR GO	5.000%	6/15/27	185	200
	Multnomah County OR GO	5.000%	6/15/29	55	62
	Multnomah County OR School District No. 1 Portland GO	5.000%	6/15/25	75	78
	Multnomah County School District No. 1 Portland GO	5.000%	6/15/24	140	142
	Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/24	50	51
	Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/24	285	292
	Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/24	50	51
	Oregon GO, Prere.	5.000%	8/1/23	100	100
	Oregon Health & Science University Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/30	100	110
	Oregon State Lottery Revenue	5.000%	4/1/28	95	98
	Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue, Prere.	5.000%	9/1/27	310	337
	Washington & Multnomah Counties School District No. 48J Beaverton GO, Prere.	5.000%	6/15/24	65	66
	Washington County OR GO, Prere.	3.000%	7/1/29	20	20
					1,607
Pennsylvania (3.9%)
	Commonwealth of Pennsylvania GO	5.000%	9/15/23	105	106
	Commonwealth of Pennsylvania GO	5.000%	1/1/24	270	273
	Commonwealth of Pennsylvania GO	5.000%	7/1/24	60	61
	Commonwealth of Pennsylvania GO	5.000%	8/15/24	255	260
	Commonwealth of Pennsylvania GO	5.000%	9/15/24	225	230
	Commonwealth of Pennsylvania GO	5.000%	10/1/24	100	102
	Commonwealth of Pennsylvania GO	5.000%	1/1/25	190	195
	Commonwealth of Pennsylvania GO	5.000%	8/15/25	125	130
	Commonwealth of Pennsylvania GO	5.000%	9/15/25	150	156
	Commonwealth of Pennsylvania GO	5.000%	9/15/25	185	192
	Commonwealth of Pennsylvania GO	5.000%	7/15/26	120	127
	Commonwealth of Pennsylvania GO	5.000%	9/15/26	90	95
	Commonwealth of Pennsylvania GO	3.000%	4/1/27	105	104
	Commonwealth of Pennsylvania GO	5.000%	7/15/27	155	167
	Commonwealth of Pennsylvania GO	5.000%	3/1/28	125	137
	Commonwealth of Pennsylvania GO	5.000%	3/15/28	170	176
	Commonwealth of Pennsylvania GO	3.000%	6/15/28	80	79
	Commonwealth of Pennsylvania GO	4.000%	1/1/29	100	103
	Commonwealth of Pennsylvania GO	5.000%	7/15/29	205	230
[1]	Commonwealth of Pennsylvania GO	4.000%	8/15/29	150	153
	Commonwealth of Pennsylvania GO	4.000%	1/1/30	150	155
	Commonwealth of Pennsylvania GO	3.000%	3/15/30	200	197
	Delaware River Port Authority Highway Revenue	5.000%	1/1/24	200	202
	Delaware River Port Authority Highway Revenue	5.000%	1/1/26	200	209
	Delaware River Port Authority Highway Revenue, Prere.	5.000%	1/1/24	130	131
	Delaware Valley Regional Finance Authority Lease Revenue	5.000%	11/1/24	200	204
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/23	200	200
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/23	100	101
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/26	75	78
	Philadelphia PA GO	5.000%	8/1/23	100	100
	Philadelphia PA GO	5.000%	8/1/25	145	150
	Philadelphia PA Water & Wastewater Water Revenue, Prere.	5.000%	7/1/24	150	153
	Philadelphia PA Water & Wastewater Water Revenue, Prere.	5.000%	7/1/24	120	122
	Philadelphia School District GO	5.000%	9/1/24	205	208
22

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Pittsburgh Water & Sewer Authority Water Revenue	0.000%	9/1/28	50	41
[8]	School District of Philadelphia GO	5.000%	9/1/27	175	184
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/29	310	345
	West View Municipal Authority Water Revenue, Prere.	4.000%	11/15/24	50	50
	Westmoreland County Municipal Authority Water Revenue, Prere.	5.000%	8/15/23	195	196
					6,102
Rhode Island (0.1%)
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/26	110	116
South Carolina (0.1%)
	South Carolina Public Service Authority Nuclear Revenue, Prere.	5.750%	12/1/23	135	137
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/24	75	76
					213
Tennessee (0.5%)
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/26	50	53
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	7/1/28	50	53
	Metropolitan Government of Nashville & Davidson County TN GO	2.500%	1/1/29	150	141
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/30	5	6
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	7/1/30	100	103
	Metropolitan Government of Nashville & Davidson County TN GO, Prere.	5.000%	7/1/23	200	200
	Metropolitan Government of Nashville & Davidson County TN Water & Sewer Water Revenue, Prere.	5.000%	7/1/23	125	125
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program), Prere.	5.000%	11/1/25	115	120
					801
Texas (8.7%)
	Abilene TX GO, Prere.	3.000%	2/15/24	50	50
	Alamo Community College District GO	5.000%	2/15/24	75	76
	Austin Independent School District GO	5.000%	8/1/25	115	119
	Bexar County TX GO, Prere.	4.000%	6/15/23	220	220
	Bexar County TX GO, Prere.	5.000%	6/15/23	125	125
	Bexar County TX GO, Prere.	5.000%	6/15/24	80	81
	Bexar County TX GO, Prere.	5.000%	6/15/26	170	180
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/24	70	71
[3]	Dallas Area Rapid Transit Sales Tax Revenue	5.250%	12/1/28	140	156
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/29	220	247
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	90	94
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/25	225	234
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/26	105	111
[9]	Dallas Independent School District GO	5.000%	8/15/24	75	77
[9]	Dallas Independent School District GO, Prere.	5.000%	8/15/24	560	571
[6]	Dallas TX GO	5.000%	2/15/26	100	105
[6]	Dallas TX GO	5.000%	2/15/27	100	107
[6]	Dallas TX GO	5.000%	2/15/28	100	109
[6]	Dallas TX GO	5.000%	2/15/29	100	111
[6]	Dallas TX GO	5.000%	2/15/30	100	112
[9]	Denton Independent School District GO, Prere.	5.000%	8/15/25	165	171
[9]	Fort Bend Independent School District GO	5.000%	8/15/23	215	216
[9]	Fort Worth Independent School District GO	5.000%	2/15/28	115	119
[9]	Goose Creek Consolidated Independent School District GO PUT	0.720%	8/1/26	390	353
23

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Grand Parkway Transportation Corp. Highway Revenue, Prere.	5.000%	10/1/23	220	221
	Grand Parkway Transportation Corp. Highway Revenue, Prere.	5.250%	10/1/23	585	588
	Grand Parkway Transportation Corp. Highway Revenue, Prere.	5.500%	10/1/23	190	191
	Harris County TX GO	5.000%	10/1/24	150	153
	Harris County TX GO	5.000%	10/1/27	155	162
[1]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/24	90	92
[9]	Houston Independent School District GO	5.000%	2/15/25	225	232
[9]	Houston Independent School District GO	5.000%	2/15/26	160	168
[9]	Houston Independent School District GO	5.000%	2/15/27	50	52
[9]	Houston Independent School District GO	5.000%	2/15/28	115	123
[9]	Houston Independent School District GO	5.000%	2/15/30	170	178
	Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/24	250	254
	Houston TX GO	5.000%	3/1/28	50	55
	Houston TX GO	5.000%	3/1/29	105	113
	Houston TX GO	5.000%	3/1/30	55	61
[9]	Leander Independent School District GO, Prere.	0.000%	8/15/24	250	73
	Lewisville Independent School District GO	5.000%	8/15/25	65	67
	Lewisville Independent School District GO	5.000%	8/15/28	65	67
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/27	100	107
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/30	100	113
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	130	131
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	165	167
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	100	102
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	60	61
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/28	50	52
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/28	65	70
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/29	150	157
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	285	292
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	90	94
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	50	52
[4]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/28	160	136
[4]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/29	150	124
[4]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/30	295	234
[9]	Northside Independent School District PUT GO	3.000%	8/1/26	150	147
[9]	Northside Independent School District GO PUT	0.700%	6/1/25	20	19
[9]	Rockwall Independent School District GO, Prere.	5.000%	2/15/25	90	93
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/24	370	374
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/25	150	154
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/25	80	83
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/26	115	120
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/28	400	434
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/30	15	16
[6]	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.650%	12/1/26	150	150
	San Antonio Water System Water Revenue PUT	2.625%	5/1/24	200	198
[9]	Spring Branch Independent School District GO	5.000%	2/1/25	155	159
	Texas A&M University College & University Revenue	5.000%	5/15/25	85	88
24

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Texas A&M University College & University Revenue	5.000%	5/15/26	100	106
	Texas A&M University College & University Revenue	5.000%	5/15/27	60	65
	Texas GO	5.000%	10/1/24	200	203
	Texas GO	5.000%	10/1/26	55	56
	Texas GO	5.000%	10/1/26	120	125
	Texas GO	5.000%	10/1/27	95	99
	Texas GO	5.000%	10/1/28	75	78
	Texas GO, Prere.	5.000%	4/1/24	520	527
	Texas GO, Prere.	5.000%	4/1/24	100	101
	Texas GO, Prere.	5.000%	4/1/24	200	203
	Texas GO, Prere.	5.000%	4/1/24	75	76
	Texas GO, Prere.	5.000%	10/1/24	165	169
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/25	355	370
	Trinity River Authority Central Regional Wastewater System Water Revenue	5.000%	8/1/28	60	64
	University of Texas System College & University Revenue	5.000%	8/15/23	205	206
	University of Texas System College & University Revenue	5.000%	8/15/24	140	143
	University of Texas System College & University Revenue	5.000%	8/15/25	125	130
	University of Texas System College & University Revenue	5.000%	8/15/25	65	68
	University of Texas System College & University Revenue	5.000%	8/15/29	100	113
					13,494
Utah (0.7%)
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/29	225	253
	University of Utah College & University Revenue, Prere.	5.000%	8/1/23	85	85
	Utah GO	5.000%	7/1/23	130	130
	Utah GO	5.000%	7/1/25	150	156
	Utah GO	5.000%	7/1/27	200	217
	Utah GO	5.000%	7/1/28	50	55
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	165	171
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	50	52
					1,119
Virginia (1.6%)
	University of Virginia College & University Revenue, Prere.	5.000%	6/1/23	200	200
[6]	Virginia College Building Authority Appropriations Revenue	5.000%	2/1/24	100	101
	Virginia College Building Authority Appropriations Revenue	5.000%	8/1/24	135	138
[6]	Virginia College Building Authority Appropriations Revenue	5.000%	2/1/25	100	103
[6]	Virginia College Building Authority Appropriations Revenue	5.000%	2/1/26	100	105
[6]	Virginia College Building Authority Appropriations Revenue	5.000%	2/1/27	100	107
[6]	Virginia College Building Authority Appropriations Revenue	5.000%	2/1/28	100	109
[6]	Virginia College Building Authority Appropriations Revenue	5.000%	2/1/29	100	112
[6]	Virginia College Building Authority Appropriations Revenue	5.000%	2/1/30	100	114
[6]	Virginia College Building Authority Appropriations Revenue	5.000%	2/1/30	100	114
	Virginia College Building Authority Appropriations Revenue (21st Century College Program)	5.000%	2/1/27	225	242
	Virginia College Building Authority Appropriations Revenue (Century College & Equipment Program)	5.000%	2/1/30	55	60
	Virginia College Building Authority Appropriations Revenue, Prere.	5.000%	2/1/25	250	258
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/25	105	109
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/27	140	151
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	9/15/23	65	65
25

Short-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	9/15/25	120	125
Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/23	115	115
Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/24	100	102
Virginia Public School Authority Lease Revenue	5.000%	8/1/26	75	78
				2,508
Washington (3.5%)
Austin Independent School District GO	5.000%	8/1/24	65	66
Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Sales Tax Revenue, Prere.	5.000%	11/1/25	75	78
Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Sales Tax Revenue, Prere.	5.000%	11/1/25	165	172
Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Sales Tax Revenue, Prere.	5.000%	11/1/25	135	141
Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Sales Tax Revenue, Prere.	5.000%	11/1/25	650	678
Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/27	150	163
Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/29	115	130
Energy Northwest Nuclear Revenue	5.000%	7/1/24	75	76
Energy Northwest Nuclear Revenue	5.000%	7/1/26	100	104
Energy Northwest Nuclear Revenue	5.000%	7/1/29	55	59
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/25	150	153
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/26	50	53
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/26	65	69
Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/24	65	66
Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/28	390	429
Energy Northwest Nuclear Revenue (Project No. 3)	5.000%	7/1/28	190	193
Energy Northwest Nuclear Revenue (Project No.1)	5.000%	7/1/26	235	249
King County WA Sewer Revenue	4.000%	7/1/30	135	139
King County WA Sewer Revenue PUT	0.625%	1/1/24	100	98
King County WA Sewer Revenue, Prere.	5.000%	1/1/25	100	103
Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	2/1/25	145	149
Washington Appropriations Revenue (Garvee-SR 520 Corridor Project)	5.000%	9/1/24	60	61
Washington GO	5.000%	7/1/23	120	120
Washington GO	5.000%	7/1/23	280	280
Washington GO	5.000%	7/1/23	100	100
Washington GO	5.000%	7/1/24	120	122
Washington GO	5.000%	7/1/24	85	87
Washington GO	5.000%	7/1/24	80	82
Washington GO	5.000%	7/1/25	200	207
Washington GO	4.000%	7/1/27	440	456
Washington GO	5.000%	8/1/27	245	259
Washington GO	5.000%	8/1/27	145	157
Washington GO	5.000%	7/1/28	55	57
Washington GO	5.000%	7/1/28	50	52
Washington GO	5.000%	7/1/29	40	41
				5,449
Wisconsin (0.7%)
Wisconsin Appropriations Revenue	5.000%	5/1/24	200	203
Wisconsin GO	5.000%	11/1/24	200	205
Wisconsin GO	5.000%	11/1/26	115	123
Wisconsin GO	5.000%	11/1/27	175	189
26

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Wisconsin GO	5.000%	11/1/27	155	167
	Wisconsin GO	5.000%	11/1/28	50	54
	Wisconsin GO	5.000%	5/1/29	110	114
					1,055
Total Tax-Exempt Municipal Bonds (Cost $157,767)					156,502
				Shares
Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
[10]	Vanguard Municipal Cash Management Fund (Cost $826)	3.585%		8,263	826
Total Investments (101.4%) (Cost $158,593)					157,328
Other Assets and Liabilities—Net (-1.4%)					(2,098)
Net Assets (100%)					155,230
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
2	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
3	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
4	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
5	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
6	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2023.
7	Scheduled principal and interest payments are guaranteed by Michigan School Board Loan Fund.
8	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
9	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
10	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
Prere.—Prerefunded.
PUT—Put Option Obligation.

See accompanying Notes, which are an integral part of the Financial Statements.
27

Short-Term Tax-Exempt Bond ETF
Statement of Assets and Liabilities
As of May 31, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $157,767)	156,502
Affiliated Issuers (Cost $826)	826
Total Investments in Securities	157,328
Investment in Vanguard	5
Cash	1
Receivables for Accrued Income	2,033
Receivables for Capital Shares Issued	775
Total Assets	160,142
Liabilities
Payables for Investment Securities Purchased	4,907
Payables to Vanguard	5
Total Liabilities	4,912
Net Assets	155,230
At May 31, 2023, net assets consisted of:

Paid-in Capital	156,421
Total Distributable Earnings (Loss)	(1,191)
Net Assets	155,230

Net Assets
Applicable to 1,550,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	155,230
Net Asset Value Per Share	$100.15

See accompanying Notes, which are an integral part of the Financial Statements.
28

Short-Term Tax-Exempt Bond ETF
Statement of Operations

March 7, 2023[1] to May 31, 2023
($000)
Investment Income
Income
Interest[2]	670
Total Income	670
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1
Management and Administrative	7
Marketing and Distribution	2
Custodian Fees	1
Trustees’ Fees and Expenses	—
Professional Services	6
Total Expenses	17
Net Investment Income	653
Realized Net Gain (Loss) on Investment Securities Sold[2,3]	(260)
Change in Unrealized Appreciation (Depreciation) of Investment Securities[2]	(1,265)
Net Increase (Decrease) in Net Assets Resulting from Operations	(872)
1	Inception.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $13,000, less than $1,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes ($263,000) of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
29

Short-Term Tax-Exempt Bond ETF
Statement of Changes in Net Assets

March 7, 2023[1] to May 31,2023
($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	653
Realized Net Gain (Loss)	(260)
Change in Unrealized Appreciation (Depreciation)	(1,265)
Net Increase (Decrease) in Net Assets Resulting from Operations	(872)
Distributions
Total Distributions	(319)
Capital Share Transactions
Issued	186,440
Issued in Lieu of Cash Distributions	—
Redeemed	(30,019)
Net Increase (Decrease) from Capital Share Transactions	156,421
Total Increase (Decrease)	155,230
Net Assets
Beginning of Period	—
End of Period	155,230
1	Inception.

See accompanying Notes, which are an integral part of the Financial Statements.
30

Short-Term Tax-Exempt Bond ETF
Financial Highlights
For a Share Outstanding Throughout Each Period	March 7, 2023[1] to May 31, 2023
Net Asset Value, Beginning of Period	$100.00
Investment Operations
Net Investment Income[2]	.632
Net Realized and Unrealized Gain (Loss) on Investments	(.192)
Total from Investment Operations	.440
Distributions
Dividends from Net Investment Income	(.290)
Distributions from Realized Capital Gains	—
Total Distributions	(.290)
Net Asset Value, End of Period	$100.15
Total Return	0.44%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$155
Ratio of Total Expenses to Average Net Assets	0.07%
Ratio of Net Investment Income to Average Net Assets	2.66%
Portfolio Turnover Rate	2%[3]
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
31

Short-Term Tax-Exempt Bond ETF
Notes to Financial Statements
Vanguard Short-Term Tax-Exempt Bond ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Federal Income Taxes: The fund intends to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and
32

Short-Term Tax-Exempt Bond ETF
borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the period ended May 31, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2023, the fund had contributed to Vanguard capital in the amount of $5,000, representing less than 0.01% of the fund’s net assets and less than 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of May 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	156,502	—	156,502
Temporary Cash Investments	826	—	—	826
Total	826	156,502	—	157,328
33

Short-Term Tax-Exempt Bond ETF
D.	As of May 31, 2023, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	158,593
Gross Unrealized Appreciation	33
Gross Unrealized Depreciation	(1,298)
Net Unrealized Appreciation (Depreciation)	(1,265)
E.	During the period ended May 31, 2023, the fund purchased $187,131,000 of investment securities and sold $31,906,000 of investment securities, other than temporary cash investments. Purchases and sales include $150,820,000 and $29,881,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
F.	Capital shares issued and redeemed were:

March 7, 2023[1] to May 31,2023
Shares (000)
Issued	1,850
Issued in Lieu of Cash Distributions	—
Redeemed	(300)
Net Increase (Decrease) in Shares Outstanding	1,550
1	Inception.
G.	Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
H.	Management has determined that no other events or transactions occurred subsequent to May 31, 2023, that would require recognition or disclosure in these financial statements.
34

Trustees Approve Advisory Arrangements
In December 2022, the Board of Vanguard Wellington Fund approved the launch of Vanguard Short-Term Tax-Exempt Bond ETF, which utilizes an internalized management structure whereby The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group, provides investment advisory services to the fund. The board determined that the investment advisory arrangement with Vanguard was in the best interests of the fund and its prospective shareholders. The fund was launched March 7, 2023.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board considered the quality of the investment management services to be provided to the fund and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that the advisor’s experience, stability, depth, and performance, among other factors, warranted approval of the advisory arrangement.
Investment performance
The board determined that the Fixed Income Group, in its management of other Vanguard funds, has a track record of consistent performance and disciplined investment processes.
Cost
The board concluded that the fund’s expense ratio will be below the average expense ratio charged by funds in its peer group and that the fund’s estimated advisory expense rate for the current fiscal year would also be below the peer-group average.
The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to prospective shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangement after a one-year period.
35

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Wellington™ Fund approved the appointment of liquidity risk management program administrators responsible for administering Short-Term Tax-Exempt Bond ETF's Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2022, through December 31, 2022 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.The Short-Term Tax-Exempt Bond ETF was established after the Review Period and will be included in the next Program Administrator Report.
36

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2023 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
QV0142 072023

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(b)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD WELLINGTON FUND

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: July 24, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WELLINGTON FUND

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: July 24, 2023

VANGUARD WELLINGTON FUND

BY:	/s/ CHRISTINE BUCHANAN*

CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: July 24, 2023

* By:	/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on July 21, 2023 (see File Number 33-53683) and to a Power of Attorney filed on March 29, 2023 (see File Number 2-11444), Incorporated by Reference.